As filed with the Securities and Exchange Commission on April 28, 2017

Registration No. 2-99584

Registration No. 811-04379

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

PRE-EFFECTIVE AMENDMENT NO.	☐

POST-EFFECTIVE AMENDMENT NO. 55	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

AMENDMENT NO. 58	☒

PLAN INVESTMENT FUND, INC.

(Exact Name of Registrant as Specified in Charter)

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code (630) 472-7700

SUSAN A. PICKAR

President and Chief Executive Officer

Plan Investment Fund, Inc.

2 Mid America Plaza, Suite 200

Oakbrook Terrace, Illinois 60181

(Name and Address of Agent for Service)

Copy to:

JOSEPH M. MANNON

Vedder Price P.C.

222 North LaSalle Street, Suite 2600

Chicago, Illinois 60601

It is proposed that this filing will become effective

☐	immediately upon filing pursuant to paragraph (b)

☒	on April 30, 2017 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Participation Certificates

PLAN INVESTMENT FUND, INC.

PROSPECTUS

April 30, 2017

Plan Investment Fund, Inc. (the “Fund”) is an open-end management investment company organized as a Maryland Corporation. The Fund is open to members and licensees of the Blue Cross Blue Shield Association and certain related organizations. The Fund offers Participation Certificates in several separate investment portfolios, including the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, neither of which is a money market fund. This prospectus relates to the investment portfolios of the Fund listed below (each, a “Portfolio” and collectively, the “Portfolios”), which are each a money market fund managed pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”).

•            Government Portfolio (PIFXX) — a government money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

•            Money Market Portfolio (PIMXX) — a prime money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations and bank and commercial obligations.*

*The Money Market Portfolio is a “Floating Net Asset Value” money market fund.  Accordingly, the price per Participation Certificate for the Money Market Portfolio will fluctuate.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

GOVERNMENT PORTFOLIO	3
Investment Objective	3
Fees and Expenses	3
Principal Investment Strategies	3
Principal Risks	4
Performance Information	6
Investment Advisor	6
Purchase and Sale of Participation Certificates	7
Tax Information	7
MONEY MARKET PORTFOLIO	7
Investment Objective	7
Fees and Expenses	7
Principal Investment Strategies	8
Principal Risks	8
Performance Information	11
Investment Advisor	11
Purchase and Sale of Participation Certificates	12
Tax Information	12
INVESTMENT OBJECTIVES AND STRATEGIES	12
PRINCIPAL RISK FACTORS	16
MANAGEMENT OF THE PORTFOLIOS	19
SHAREHOLDER INFORMATION	21
Participation Certificates	21
Pricing of Participation Certificates	21
Purchase of Participation Certificates	22
Redemption of Participation Certificates	23
Payment in Kind	24
Special Limitations Affecting Redemptions	24
Additional Purchase and Redemption Information	26
Dividends and Distributions	26
Anti-Money Laundering Requirements	26
Distributor	26
FEDERAL INCOME TAXES	26
FINANCIAL HIGHLIGHTS	29
WHERE TO FIND MORE INFORMATION	33

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GOVERNMENT PORTFOLIO

Investment Objective

The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.20%
Other Expenses	0.11%
Total Annual Portfolio Operating Expenses	0.31%
Fee Waivers and Expense Reimbursements(1)	(0.21)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.10%

(1)               BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Government Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets.  In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.10% of the Portfolio’s average daily net assets. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2018, without the consent of the Board of Trustees of the Fund (the “Board”).

Example

This example is intended to help you compare the cost of investing in the Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Government Portfolio’s operating expenses remain the same.  The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$10	$78	$153	$373

Principal Investment Strategies

The Government Portfolio seeks to invest at least 99.5% of its total assets in cash, U.S. Treasury bills and

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notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by such government obligations or cash. The Portfolio’s will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The securities purchased by the Government Portfolio are subject to the quality, diversification, and other requirements of Rule 2a-7 under the 1940 Act (“Rule 2a-7”) and other rules of the SEC. The Portfolio will only purchase securities that present minimal credit risk as determined by the Investment Advisor, pursuant to guidelines approved by the Fund’s Board. The U.S. Government securities in which the Portfolio invests may include variable and floating rate instruments, and the Fund may transact in U.S. Government securities on a when-issued and delayed delivery basis.

The Government Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such government obligations. This policy is a non-fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing Participation Certificate holders with at least 60 days’ prior notice of any change in the policy.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Government Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per Participation Certificate, it cannot guarantee it will do so. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer of, or a provider of credit support or a maturity-shortening structure for, a security can cause the price of the security to decrease.

Income Risk.  The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk.

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Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Market Risk and Selection Risk.  Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Repurchase Agreement Risk.  The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Stable Net Asset Value Risk. The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity.

Treasury Obligations Risk.  Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period an investor owns Participation Certificates of the Portfolio.

U.S. Government Obligations Risk.  Certain securities in which the Portfolio may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Variable and Floating Rate Investment Risk.  The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

When-Issued and Delayed Delivery Securities Risk.  When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The following bar chart and table show the performance of the Government Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return volatility associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. The table shows the Portfolio’s average annual total returns for one, five and ten year periods ended December 31, 2016. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Government Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling 800-621-9215.

Government Portfolio

Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Government Portfolio was 1.31% (for the quarter ended June 30, 2007) and the lowest quarterly return was 0.002% (for the quarter ended   June 30, 2015).

Average Annual Total Returns
(for the periods ended December 31, 2016):	1 Year	5 Years	10 Years
Government Portfolio	0.22%	0.07%	0.75%

The Government Portfolio seven-day average yield as of December 31, 2016 was 0.43%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling (800) 621-9215.

Investment Advisor

BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is the Government Portfolio’s investment advisor.

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Purchase and Sale of Participation Certificates

The Government Portfolio does not have minimum initial or subsequent investment requirements.

The Government Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolios. Investors must transmit purchase or redemption orders through BlackRock Advisors’ online account access system, MutualADVANTAGE, which can be found at www.pif.com, or by calling (800) 821-9771.

Tax Information

The Government Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

MONEY MARKET PORTFOLIO

Investment Objective

The Money Market Portfolio is a prime money market fund, which seeks a high level of current income and stability of principal.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Money Market Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Investment Advisory and Servicing Fees	0.19%
Other Expenses	0.14%
Total Annual Portfolio Operating Expenses	0.33%
Fee Waivers and Expense Reimbursements(1)	(0.15)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.18%

(1)         BlackRock Advisors, LLC (the “Investment Advisor”) has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets.  In addition, the Investment Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. The Investment Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2018 without the consent of the Board of Trustees of the Fund (“Board”).

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Example

This example is intended to help you compare the cost of investing in the Money Market Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Money Market Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Money Market Portfolio’s operating expenses remain the same.  The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$18	$91	$170	$403

Principal Investment Strategies

The Money Market Portfolio invests in U.S. Government, bank and commercial obligations and repurchase agreements collateralized by such obligations, which provide for repayment within 397 days after purchase, including, without limitation, U.S. Treasury bills, notes and bonds, securities issued by U.S. Government agencies and instrumentalities, as well as bank certificates of deposit, bankers acceptances, commercial paper and other obligations issued by domestic and foreign corporations. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.

The Money Market Portfolio intends to operate as a prime money market fund pursuant to Rule 2a-7 of the 1940 Act.  Accordingly, although the Portfolio is a money market fund, the net asset value (“NAV”) of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities.  In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Principal Risks

Risk is inherent in all investing. The value of your investment in the Money Market Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You could lose money by investing in the Portfolio. Because the price per Participation Certificate of the Portfolio will fluctuate, when you sell your Participation Certificates, they may be worth more or less than what you originally paid for them. The Money Market Portfolio may impose a fee upon the sale of your Participation Certificates or may temporarily suspend your ability to sell Participation Certificates if the Portfolio’s weekly liquidity falls below required minimums because of market conditions or other factors. An investment in the Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolios’ sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that he sponsor will provide financial support to the Portfolio at any time. The following is a summary description of principal risks of investing in the Portfolio.

Credit Risk. A decline in the credit quality of an issuer of, or a provider of credit support or a maturity-shortening structure for, a security can cause the price of the security to decrease.

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Extension Risk.  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Fees & Gates Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the  Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Portfolio must impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

Financial Services Industry Concentration Risk. Changes in government regulation, interest rates and economic downturns can have a significant negative effect on issuers in the financial services industry, including the price of their securities or their ability to meet their payment obligations.

Floating Net Asset Value Risk. The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant NAV per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places. It is possible to lose money by investing in the Portfolio.

Foreign Exposure Risk. Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks.  Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk.  The Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolio may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Market Risk and Selection Risk.  Market risk is the risk that one or more markets in which the Portfolio

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invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Advisor will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Repurchase Agreement Risk.  The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Treasury Obligations Risk. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period an investor owns Participation Certificates of the Portfolio.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States, other obligations are backed by the right of the issuer to borrow from the U.S. Treasury, and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk.  The absence of an active market for these securities could make it difficult for the Portfolio to dispose of them if the issuer defaults.

When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

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Performance Information

The following bar chart and table show the performance of the Money Market Portfolio, and indicate the risks of investing in the Portfolio by showing the historical return volatility associated with an investment in the Portfolio. The bar chart shows how the annual total returns of the Portfolio have varied from year to year for the last ten years. Prior to October 11, 2016, the Portfolio operated as a stable NAV money market fund. Beginning October 11, 2016, the Portfolio operates as a floating NAV money market fund. The table shows the Portfolio’s average annual total returns for one, five and ten year periods ended December 31, 2016. The bar chart and the table assume reinvestment of dividends and distributions. The past performance of the Money Market Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com, or by calling 800-621-9215.

Money Market Portfolio

Annual Total Returns for Each Year

During the period shown in the bar chart, the highest quarterly return for the Money Market Portfolio was 1.29% (for the quarter ended September 30, 2007) and the lowest quarterly return was 0.003% (for the quarter ended March 31, 2014).

Average Annual Total Returns
(for the periods ended December 31, 2016):	1 Year	5 Years	10 Years
Money Market Portfolio	0.32%	0.11%	0.89%

The Money Market Portfolio seven-day average yield as of December 31, 2016 was 0.77%. You may obtain this Portfolio’s current seven-day yield by visiting the Fund’s website at www.pif.com or by calling     (800) 621-9215.

Investment Advisor

BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is the Money Market Portfolio’s investment advisor.

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Purchase and Sale of Participation Certificates

The Money Market Portfolio does not have minimum initial or subsequent investment requirements.

The Money Market Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolios. Purchase orders must be placed in dollars, but redemption orders may be placed in either number of shares or dollars. Investors must transmit their orders through BlackRock Advisors’ online account access system, MutualADVANTAGE, which can be found at www.pif.com, or by calling (800) 821-9771.

Tax Information

The Money Market Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

INVESTMENT OBJECTIVES AND STRATEGIES

The Government Portfolio

Investment Objective - The Government Portfolio is a government money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Government Portfolio without approval of the holders of the Portfolio’s Participation Certificates.

Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while maintaining stability of principal and sufficient liquidity to accommodate daily redemption requests. The Portfolio seeks to maintain a net asset value of $1.00 per Participation Certificate.

The Government Portfolio intends to achieve its investment objective by investing in a broad range of U.S. Government obligations and repurchase agreements relating to such obligations, in each case having remaining maturities of one year or less, except that items of collateral securing repurchase agreements held by the Portfolio may have maturities exceeding one year.

The Portfolio invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) and that have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages. The Investment Advisor generally holds Portfolio securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.

Pursuant to Rule 2a-7, the Portfolio is subject to a “general liquidity requirement” that requires that the Portfolio hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding Participation Certificate

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redemptions and any commitments the Portfolio has made to investors. To comply with this general liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

The Portfolio invests at least 99.5% of its total assets in cash, U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements secured by such government obligations.

The U.S. Government securities in which the Portfolio may invest include:

Repurchase Agreements.  Repurchase agreements are transactions in which the Portfolio purchases a class of securities with the obligation to resell the securities shortly thereafter at a specified price which reflects interest payable to the Portfolio. The Portfolio may engage in repurchase agreements secured by U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and cash.

U.S. Government Obligations. The Portfolio may purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.

Variable and Floating Rate Instruments.  Instruments that provide for adjustments in the interest rate on certain reset dates (i.e., variable rate) or whenever a specified interest rate index changes (i.e., floating rate).

When-Issued and Delayed Delivery Transactions.  The purchase or sale of securities on a when-issued basis, on a delayed delivery (delayed settlement) basis or through a forward commitment involves the purchase or sale of securities by the Portfolio at an established price with payment and delivery taking place in the future. The Portfolio enters into these transactions to obtain what is considered an advantageous price to the Portfolio at the time of entering into the transaction.

The Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills and notes, other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. This policy is a non-fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing Participation Certificate holders with at least 60 days’ prior notice of any change in the policy.

The Money Market Portfolio

Investment Objective - The Money Market Portfolio is a money market fund, which seeks a high level of current income and stability of principal. The Board may change the investment objective of the Money Market Portfolio without approval of the holders of the Portfolio’s Participation Certificates.

Principal Investment Strategies - The Investment Advisor seeks to maximize investment income while

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maintaining stability of principal and sufficient liquidity to accommodate reasonable daily redemption requests.

The Money Market Portfolio intends to achieve its investment objective by investing in a broad range of U.S. Government obligations, repurchase agreements relating to such obligations, and bank and commercial obligations, in each case having remaining maturities of 397 days or less, except that items of collateral securing repurchase agreements held by the Portfolio may have maturities exceeding 397 days. The Portfolio’s investments will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.  The average maturity of the Portfolio’s securities is the average amount of time until the debt securities in the Portfolio must have their principal amount paid off or, in the case of variable or floating rate securities, will have their interest rate reset. The average life of the Portfolio’s securities is calculated in a similar manner, but without reference to the exceptions used for variable or floating rate securities regarding the use of the interest rate reset dates in lieu of the security’s actual maturity date. “Dollar-weighted” means the larger the dollar value of a debt security in the Portfolio, the more weight it gets in calculating these averages.

The Money Market Portfolio will purchase securities that present minimal credit risks as determined by the Investment Advisor.  The Investment Advisor will invest more than 25% of the Portfolio’s total assets in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks subject to the same regulations as U.S. banks.  The Investment Advisor generally holds securities to maturity but may from time to time sell securities for the purposes of raising cash for redemptions or repositioning the Portfolio. The Investment Advisor takes into consideration liquidity and market conditions when considering securities to sell.

The Portfolio intends to operate as an institutional prime money market fund pursuant to Rule 2a-7.  Accordingly, although the Portfolio is a money market fund the NAV of the Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities.  In buying and selling securities for the Portfolio, the Investment Advisor will comply with all other requirements of Rule 2a-7.

Pursuant to Rule 2a-7, the Portfolio is subject to a “general liquidity requirement” that requires that the Portfolio hold securities that are sufficiently liquid to meet reasonably foreseeable Participation Certificate redemptions in light of its obligations under Section 22(e) of the 1940 Act regarding Participation Certificate redemptions and any commitments the Portfolio has made to investors. To comply with this general liquidity requirement, the Investment Advisor must consider factors that could affect the Portfolio’s liquidity needs, including characteristics of the Portfolio’s investors and their likely redemptions. Depending upon the volatility of its cash flows (particularly Participation Certificate redemptions), this may require the Portfolio to maintain greater liquidity than would be required by the daily and weekly minimum liquidity requirements discussed below.

Unusual Conditions/Temporary Defensive Periods

As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions. Each Portfolio may hold increased amounts of uninvested cash during such periods. Uninvested cash may not earn income.

Description of Principal and Other Investments

Set forth below are the principal investments of the Portfolios, as well as other non-principal investments which the Portfolios may make from time to time.

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Both Portfolios may:

1.     Purchase obligations issued or guaranteed by the U.S. Government or its agencies, authorities, instrumentalities and sponsored enterprises, and may purchase related custodial receipts.

2.     Invest in direct obligations of the U.S. Treasury. Each Portfolio may also invest in Treasury receipts where the principal and interest components are traded separately under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program.

3.     Enter into repurchase agreements. Under a repurchase agreement, a Portfolio acquires an investment for a short period (usually not more than 60 days), subject to an obligation of the seller to repurchase and the Portfolio to resell the investment at an agreed price and time, which determines the yield during the holding period. The repurchase agreements are fully collateralized by U.S. Government securities.

4.     Purchase variable or floating rate notes, which are instruments that provide for adjustments in the interest rate on certain reset dates or whenever a specified interest rate index changes, respectively.

5.     Borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, a Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than 5% of the total assets of the Portfolio. Redemptions are the only use to which proceeds of reverse repurchase agreements will be put. The Portfolios will not use borrowings, including reverse repurchase agreement proceeds, to purchase additional securities. The Portfolios do not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolios.

6.     Purchase securities on a “when-issued,” “delayed delivery,” or “delayed settlement” basis. Each Portfolio expects that commitments to purchase when-issued or delayed settlement securities will not exceed 15% of the value of its total assets absent unusual conditions. The Portfolios do not intend to purchase when-issued or delayed settlement securities for speculative purposes, but only in furtherance of their investment objectives. The Portfolios do not receive income from when-issued or delayed settlement securities prior to delivery of such securities.

A Portfolio may not acquire an illiquid security (defined as, securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately their market value as determined by the  Portfolio) if, immediately following such acquisition, more than 5% of the Portfolio’s total assets are invested in illiquid securities. Securities that have readily available market quotations are not deemed illiquid for purposes of this limitation.

The Money Market Portfolio may also:

1.     Purchase bank obligations, such as certificates of deposit, bankers’ acceptances , bank notes issued or supported by the credit of U.S. and foreign branches of U.S. and foreign banks having assets of at least $1 billion, and time deposits in U.S. and foreign banks having assets of at least $1 billion, provided that such bank obligations meet the quality, diversification, and other requirements of Rule 2a-7 and other SEC rules.

2.     Purchase commercial paper issued by domestic and foreign issuers that meet the Portfolio’s quality,

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diversification, and other requirements.

3.     Purchase corporate bonds and notes issued by domestic issuers that meet the Portfolio’s quality, diversification, and other requirements.

4.     The Portfolio may, when deemed appropriate by its Investment Advisor in light of its investment objectives, invest in high quality municipal obligations issued by state and local governmental issuers, which carry yields that are competitive with those of other types of money market instruments of comparable quality.

5.     Purchase variable amount master demand notes (“VAMD Notes”) issued by corporations, which are unsecured instruments that permit the indebtedness to vary and provide for periodic adjustments in the interest rate. Although such VAMD Notes normally are considered illiquid and are not traded, the Fund may at any time demand payment of principal and accrued interest be made by the issuers of the VAMD Notes in less than seven days. Investment in VAMD Notes would be subject to the limitations on purchases of illiquid securities described under “Investment Strategies, Risks and Policies — Investment and Borrowing Limitations” in the Statement of Additional Information, as well as the liquidity requirements of the Portfolios described above.

Each investor should determine for itself the suitability of investing in a Portfolio, and with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Portfolios’ Statement of Additional Information.

PRINCIPAL RISK FACTORS

This section contains a discussion of certain risks of investing in a Portfolio.  The “Investment Objective” and “Additional Information on Portfolio Instruments” sections in the Statement of Additional Information (“SAI”) includes more information about each Portfolio, its investments, and related risks.

Credit Risk. Credit risk is the risk that an issuer will be unable to make principal and interest payments when due. U.S. Government securities are generally considered to be the safest type of investment in terms of credit risk, with corporate debt securities presenting somewhat higher credit risk. Credit quality ratings published by a nationally recognized rating agency are widely accepted measures of credit risk. The lower a security is rated by such a rating agency, the more credit risk it is considered to represent.

Financial Services Industry Concentration Risk (Money Market Portfolio only). A substantial part of the Money Market Portfolio’s investments, 25% or more of the Portfolio’s net assets, may, under normal circumstances, be comprised of securities issued by companies in the financial services industry, which includes obligations of domestic branches of U.S. banks and U.S. branches of foreign banks subject to the same regulations as U.S. banks.  As a result, the Portfolio will be more susceptible to any economic, business, political or other developments which generally affect this industry. Because of its concentration in the financial services industry, the Portfolio will be exposed to a larger extent to the risks associated with that industry, such as government regulation, the availability and cost of capital funds, consolidation and general economic conditions. Financial services companies are also

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exposed to losses if borrowers and other counterparties experience financial problems and/or cannot repay their obligations.

Extension Risk (Money Market Portfolio Only).  When interest rates rise, certain obligations will be paid off by the obligor more slowly than anticipated, causing the value of these securities to fall.

Foreign Exposure Risk (Money Market Portfolio Only). Securities issued or supported by foreign entities, including foreign banks and corporations, may involve additional risks.  Extensive public information about the foreign issuer may not be available and unfavorable political, economic or governmental developments in the foreign country involved could affect the payment of principal and interest. Investments in securities of foreign issuers may be subject to foreign withholding and other taxes.

Income Risk.  Each Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Interest Rate Risk. Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down in response to changes in interest rates by a greater amount than the market price of shorter-term securities. Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period Participation Certificate holders own an interest in the Portfolio.

Liquidity and Leverage Risks. Certain investment strategies employed by the Portfolios may involve additional investment risk. For example, variable and floating rate instruments may involve liquidity risk. Liquidity risk is the risk that securities may be difficult or impossible to sell at the time and the price that the Portfolio would like. Reverse repurchase agreements and when-issued or delayed delivery transactions may involve leverage risk. Leverage risk is associated with securities or practices that multiply small market movements into larger changes in the value of an investment portfolio.

Market Risk and Selection Risk.  Market risk is the risk that one or more markets in which the Portfolios invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Investment Adviser will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

Repurchase Agreement Risk. The Portfolio may enter into repurchase agreements. Under a repurchase agreement, the seller agrees to repurchase a security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Treasury Obligations Risk.  Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period an investor owns Participation Certificates of the Portfolio.

U.S. Government Obligations Risk. Obligations of U.S. Government agencies, authorities, instrumentalities

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and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, not all U.S. Government securities are backed by the full faith and credit of the United States. Obligations of certain agencies, authorities, instrumentalities and sponsored enterprises of the U.S. Government are backed by the full faith and credit of the United States (e.g., the Government National Mortgage Association); other obligations are backed by the right of the issuer to borrow from the U.S. Treasury (e.g., the Federal Home Loan Banks) and others are supported by the discretionary authority of the U.S. Government to purchase an agency’s obligations. Still others are backed only by the credit of the agency, authority, instrumentality or sponsored enterprise issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.

Variable and Floating Rate Investment Risk.  The absence of an active market for these securities could make it difficult for a Portfolio to dispose of them if the issuer defaults.

When-Issued and Delayed Delivery Transactions Risk. When-issued and delayed delivery (delayed settlement) securities involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Floating Net Asset Value Risk.  The NAV of the Money Market Portfolio floats, fluctuating with changes in the values of the Portfolio’s securities, and as a result the Portfolio will not maintain a constant net asset value per share. The value of the Portfolio’s Participation Certificates will be calculated to four decimal places  It is possible to lose money by investing in the Portfolio.

Fees & Gates Risk. The Money Market Portfolio is able to impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 business days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below a designated threshold, subject to a determination by the  Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of the Trustees who are not “interested persons” of the Portfolio as defined in the 1940 Act (“Independent Trustees”), determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest. In addition, if the Money Market Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Money Market Portfolio must impose at least a 1% liquidity fee on Portfolio redemptions unless the Board, including a majority of the independent Trustees, determines that imposing such fee is not in the best interests of the Portfolio.

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MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

BALLC, the Investment Advisor to the Government Portfolio and the Money Market Portfolio, is an SEC registered investment adviser. BALLC was organized in 1994 to perform advisory services for investment companies and has its principal offices at 100 Bellevue Parkway, Wilmington, Delaware 19809.

The Investment Advisor is a wholly-owned indirect subsidiary of BlackRock, Inc., which had over $5.1 trillion of assets under management as of December 31, 2016. The PNC Financial Services Group, Inc. is the largest stockholder, and an affiliate for 1940 Act purposes, of BlackRock, Inc.

As Investment Advisor, BALLC manages and is responsible for all purchases and sales of securities of the Government Portfolio and the Money Market Portfolio. BALLC also provides certain administration services to the Portfolios, maintains the financial accounts and records and computes the net asset value and net income for both Portfolios of the Fund. BALLC subcontracts certain of the Portfolio’s administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive a fee, computed daily and payable monthly, based on such Portfolio’s average daily net assets. Accordingly, any fees payable to BNY Mellon do not affect the fees payable by the Portfolios to BALLC.

BALLC has contractually agreed to waive its fees such that the Money Market Portfolio’s annual ordinary operating expenses do not exceed 0.30% of the Portfolio’s average daily net assets.  In addition, BALLC and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.175% of the Portfolio’s average daily net assets up to $1 billion, 0.16% of the Portfolio’s average daily net assets between $1 billion and $2 billion, and 0.155% of the Portfolio’s average daily net assets in excess of $2 billion. BALLC and the Administrator cannot terminate such fee waivers prior to May 1, 2018 without the consent of the Board of Trustees of the Fund. Any fees waived or expenses reimbursed with respect to a particular Portfolio or year are not recoverable. For the fiscal year ended December 31, 2016, BALLC waived fees for the Government Portfolio equal to 0.17% of the Portfolio’s average daily net assets and waived fees for the Money Market Portfolio equal to 0.15% of the Portfolio’s average daily net assets. As a result of the fees BALLC is entitled to receive and the fees waived or expenses reimbursed by BALLC, for the fiscal year ended December 31, 2016 the Government Portfolio and the Money Market Portfolio paid BALLC aggregate fees of $34,272 and $118,557, respectively.

BALLC and the Administrator will not recoup any previously waived or reimbursed fees/expenses in any subsequent years.

A discussion regarding the basis for the Board of Trustees approving the continuation of the investment advisory and service agreements between the Fund and BALLC with respect to the Portfolios is available in the Fund’s semi-annual report to Participation Certificate holders for the period ended June 30, 2016.

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Trustees

Independent Trustees

W. Dennis Cronin is Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health.

John F. Giblin is Executive Vice President and Chief Financial Officer for BlueCross BlueShield of Tennessee.

Robert J. Kolodgy is Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association.

Alan Krigstein is Executive Financial Consultant of Independence Blue Cross.*

Jeffery T. Leber is Chief Financial Officer of Blue Cross & Blue Shield of Mississippi.

Carl R. McDonald is Divisional Senior Vice President - Treasury, Investments, & Corporate Development of Health Care Service Corporation.

Michael J. Mizeur is Executive Vice President, Chief Financial Officer and Treasurer of Blue Cross Blue Shield of South Carolina.

Michael A. Murray is Senior Vice President and Chief Financial Officer of BlueShield of California.

Vincent P. Price is Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc.

Cynthia M. Vice is Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross Blue Shield of Alabama.

* The Board has accepted the resignation of Alan Krigstein as Trustee of the Fund effective May 1, 2017.

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SHAREHOLDER INFORMATION

Participation Certificates

The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Government Portfolio, which is a government money market fund, seeks to maintain an NAV of $1.00 per Participation Certificate, and are entitled to one vote per Participation Certificate.

Pricing of Participation Certificates

For the Government Portfolio

The NAV per Participation Certificate is based on the value of the investments held by the Portfolio. The Portfolio calculates the NAV by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase, and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order.  The Government Portfolio’s NAV per Participation Certificate is calculated by the Investment Advisor on each day on which the New York Stock Exchange (“NYSE”) is open for business (a “Business Day”). The NAV of the Government Portfolio is determined on each Business Day as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time).  In computing NAV per Participation Certificate, the Government Portfolio uses the amortized cost method of valuation.  See “Use of Amortized Cost” below.  Although the Government Portfolio seeks to maintain a constant NAV of $1.00 per Participation Certificate, it is possible to lose money by investing in the Portfolio. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.

The Government Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

For the Money Market Portfolio

The NAV per Participation Certificate is based on the market value of the investments held by the Portfolio. The Portfolio calculates the NAV by valuing the assets of the Portfolio, subtracting liabilities and dividing the balance by the number of Participation Certificates outstanding. The price you pay when you purchase , and the price you receive when you redeem, a Participation Certificate is the NAV next determined after confirmation of your order. The Money Market Portfolio’s NAV per Participation Certificate is calculated by the Investment Advisor on each Business Day. The NAV is determined at 8:00 a.m., 12:00 p.m. and 3:00 p.m. Eastern time on each Business Day. The 8:00 a.m., 12:00 p.m. and 3:00 p.m. calculation points are intended to facilitate same day settlement. The times at which the NAV is determined, and when orders must be placed, may be changed as permitted by the SEC. The Portfolio’s current NAV may be found on the Fund’s website at www.pif.com.

The Money Market Portfolio reserves the right to advance the deadline for accepting purchase or redemption orders for same Business Day credit on any day when the NYSE, bond markets (as recommended by SIFMA) or the Federal Reserve Bank of Philadelphia closes early, trading on the NYSE is restricted, an emergency arises or as otherwise permitted by the SEC.

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In calculating its NAV, the Money Market Portfolio will value its holdings in accordance with the Fund’s valuation policies and procedures, generally utilizing last available bid prices, market quotations, or price evaluations provided by a Board-approved independent pricing service. The Money Market Portfolio may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.

When valuations are not readily available or are not deemed reliable, a security will be priced at its fair value as determined pursuant to procedures approved and overseen by the Board. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Money Market Portfolio’s NAV.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s securities. The Money Market Portfolio is also subject to liquidity fees and the temporary suspension of redemptions, as explained below under “Special Limitations Affecting Redemptions”.

Use of Amortized Cost

Under the amortized cost valuation method, an investment is valued initially at its cost. The Portfolio then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Portfolio adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Portfolio uses this adjusted cost to value the investment.

In response to SEC guidance that funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security that utilizes amortized cost to value the security to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

Purchase of Participation Certificates

The Fund sells Participation Certificates of each Portfolio without a sales charge at the NAV per Participation Certificate next determined after receipt of a purchase order is confirmed. Investors may open an account with the Fund by completing and submitting to the Fund’s administrator, BCS Financial Services Corporation (previously defined as the “Administrator”), an application which may be obtained by calling

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(800) 621-9215.  The application requests information from the investor that is required in order to open an account for such investor. After the application has been received and approved, an investor may place purchase orders for Participation Certificates on any Business Day through BlackRock Advisors’ online account access system, MutualADVANTAGE, which can be found at www.pif.com or by calling (800) 821-9771 and indicating the amount and the Portfolio of the Participation Certificates desired.

Purchase orders for the Government Portfolio will be executed at the NAV next determined after receipt of the purchase order is confirmed. A purchase order received by 3:00 P.M. (Eastern Time) will generally be confirmed if the investor has an account open with the Fund and BNY Mellon receives funds for the amount of the purchase order through Federal wire by 4:00 P.M. (Eastern Time) that same day. Purchase orders tendered after 3:00 P.M. (Eastern Time) and orders for which sufficient payment has not been received by BNY Mellon by 4:00 P.M. (Eastern Time), will not be deemed to have been received on that day and notice will be given to the investor placing the order. In the event that payment is not received by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred.

Purchase orders for the Money Market Portfolio will be priced at the NAV next determined after receipt of the purchase order is confirmed. The Money Market Portfolio’s NAV is determined at 8:00 a.m., 12:00 p.m. and 3:00 p.m. (Eastern Time) on each Business Day. The 8:00 a.m., 12:00 p.m. and 3:00 p.m. calculation points are intended to facilitate same day settlement.  Purchase orders tendered after 3:00 P.M. (Eastern Time) must be transmitted by calling (800) 821-9771, and not through online access. Orders received or confirmed after the applicable deadline on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received after 3:00 p.m. on any Business Day will be considered received at the open of the Fund’s next Business Day and if a liquidity fee or redemption gate is not in place will generally be executed at 8:00 a.m. on the next business day.  In order for a purchase order to be confirmed on the same business day in which the purchase order is placed prior to 3:00 P.M. (Eastern Time), the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. Eastern time) on the same business. In the event that payment is not received by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any costs incurred, including any costs incurred to recompute the Portfolio’s NAV.

Investors must pay for purchase orders for Participation Certificates through Federal wire to BNY Mellon. The Portfolios do not have minimum initial or subsequent investment requirements. Payment for purchase orders which are not received or accepted will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates. Unless the purchaser designates a specific Portfolio, all purchases automatically will be made in the Money Market Portfolio.

Redemption of Participation Certificates

Investors must transmit redemption orders through BlackRock Advisors’s online account access system, MutualADVANTAGE, which can be found at www.pif.com or by calling (800) 821-9771. The Fund will redeem Participation Certificates at the NAV per Participation Certificate next determined after receipt of the redemption order. For the Money Market Portfolio, NAV will be determined at 8:00 a.m., 12:00 p.m. and 3:00 p.m. (Eastern Time).  The 8:00 a.m., 12:00 p.m. and 3:00 p.m. calculation points are intended to facilitate same day settlement.

The Fund will pay for redeemed Participation Certificates of the Money Market Portfolio for which a redemption order is received on a Business Day before 3:00 P.M. (Eastern Time) in Federal funds wired to the

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redeeming investor’s account on the same Business Day. Any such orders tendered after 3:00 P.M. (Eastern Time) must be transmitted by calling (800) 821-9771, and not through online access. The Fund will pay for redeemed Participation Certificates of the Government Portfolio for which a redemption order is received on a Business Day before 3:00 P.M. (Eastern Time) in Federal funds wired to the redeeming investor’s account on the same business day. The Fund will pay for redemption orders which are received on a Business Day after the applicable times specified above (or on a day when BNY Mellon is closed) in Federal funds wired on the next Business Day that BNY Mellon is open for business. An investor receives no dividend for the day on which Participation Certificates are redeemed, therefore, investors that do not place redemption orders by the times indicated may wish to wait until the morning of the following business day to do so.

The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the 1940 Act and as determined by the SEC by rules and regulations.

If any investor ceases to be a member or licensee of the Blue Cross and Blue Shield Association or a related organization (a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent. If an investor ceases to be a BCBS Investor, the investor must promptly notify the Fund in writing. If the Fund redeems the Participation Certificates held by such investor, the Fund will notify such investor.

Payment In Kind

Investors may request that redemption order proceeds consist of securities held by the redeemed Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide the Investment Advisor with written instructions identifying the custodial account to receive the securities to be distributed. The Fund may decline such a request in full or in part and pay redemption proceeds in cash if the Fund determines it is in its best interest to do so. The securities to be distributed in an in-kind payment of redemption proceeds shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the 1940 Act. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make redemption payments wholly or partly in securities or other property.

Special Limitations Affecting Redemptions

The SEC has implemented a number of requirements, including liquidity fees and temporary redemption gates, for money market funds based on the amount of Portfolio assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature or are subject to a demand feature that is exercisable and payable within five Business Days.

The Fund has adopted policies and procedures such that the Money Market Portfolio may impose liquidity fees on redemptions and/or temporarily suspend redemptions for up to 10 Business Days in any 90 day period in the event that the Portfolio’s weekly liquid assets were to fall below designated thresholds, subject to a determination by the Board that such a liquidity fee or redemption gate is in the Portfolio’s best interest. If the Portfolio’s weekly liquid assets fall below 30% of its total assets, the Portfolio may impose liquidity fees of up to 2% of the value of the Participation Certificates redeemed and/or temporarily suspend redemptions, if the Board, including a majority of

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the Independent Trustees, determines that imposing a liquidity fee or temporarily suspending redemptions is in the Portfolio’s best interest.  If the Portfolio’s weekly liquid assets fall below 10% of its total assets at the end of any Business Day, the Money Market Portfolio will impose a liquidity fee of at least 1% on all redemptions beginning on the next Business Day, unless the Board, including a majority of the Independent Trustees, determines that imposing such a fee would not be in the best interests of the Portfolio or determines that a lower or higher fee (not to exceed 2%) would be in the best interests of the Portfolio, which liquidity fee would remain in effect until weekly liquid assets return to 30% or the Board determines that the fee is no longer in the best interests of the Portfolio. In the event that a liquidity fee is imposed and/or redemptions are temporarily suspended, the Board may take certain other actions based on the particular facts and circumstances, including but not limited to modifying the timing and frequency of the Money Market Portfolio’s NAV determinations. All liquidity fees payable by Participation Certificate holders of the Portfolio would be payable to the Portfolio and could offset any losses realized by the Portfolio when seeking to honor redemption requests during times of market stress.

If liquidity fees are imposed or redemptions are temporarily suspended, the Money Market Portfolio will notify Participation Certificate holders on the Portfolio’s website or by press release. In addition to identifying the Portfolio, such notifications will include the Portfolio’s percentage of total assets invested in weekly liquid assets, the time of implementation of the liquidity fee and/or redemption gate and details regarding the amount of the liquidity fee. The imposition and termination of a liquidity fee or redemption gate will also be reported by the Portfolio to the SEC on Form N-CR. If redemptions are temporarily suspended, the Portfolio will not accept redemption orders until the Portfolio has notified Participation Certificate holders that the redemption gate has been lifted. Participation Certificate holders wishing to redeem shares once the redemption gate has been lifted will need to submit a new redemption request to the Portfolio.

In addition, the right of any investor to receive payment with respect to any redemption may be suspended or the payment of the redemption proceeds postponed during any period in which the NYSE is closed (other than weekends or holidays) or trading on the NYSE is restricted or, to the extent otherwise permitted by the 1940 Act , if an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio fairly to determine the value of its net assets. In addition, the SEC may by order permit suspension of redemptions for the protection of Participation Certificate holders of the Money Market Portfolio.

If the Money Market Portfolio’s weekly liquid assets fall below 10% of its assets on a Business Day, the Portfolio may cease honoring redemptions and liquidate at the discretion of the Board, including a majority of the Independent Trustees. Prior to suspending redemptions, the Portfolio would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Portfolio ceases honoring redemptions and determines to liquidate, the Portfolio expects that it would notify Participation Certificate holders on the Portfolio’s website or by press release. Distributions to Participation Certificate holders of liquidation proceeds may occur in one or more disbursements.

Unprocessed purchase orders that the Money Market Portfolio receives prior to notification of the imposition of liquidity fees or a redemption gate will be cancelled unless re-confirmed. Under certain circumstances, the Portfolio may honor redemption orders (or pay redemptions without adding a liquidity fee to the redemption amount) if the Portfolio can verify that the redemption order was received in good order by the Portfolio before the Portfolio imposed liquidity fees or temporarily suspended redemptions.

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Additional Purchase and Redemption Information

The Fund’s Board has not adopted policies and procedures with respect to frequent purchases and redemptions of the Portfolios’ Participation Certificates (market timing policy) because the Government Portfolio seeks to maintain a stable NAV of $1.00 per Participation Certificate and because both Portfolios are generally used for short-term investment or cash management purposes. There can be no assurances, however, that the Portfolios may not, on occasion, serve as a temporary or short-term investment vehicle for those who seek to market time funds offered by other investment companies.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.

Dividends and Distributions

Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Each Portfolio declares net income daily as a dividend to Participation Certificate holders of record at the close of business on the date of declaration. Each Portfolio pays dividends monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on the application, will be transmitted to such investor by wire within five business days after the end of the month (or within five business days after a redemption of all of the investor’s Participation Certificates). The Government Portfolio and the Money Market Portfolio do not expect to realize net long-term capital gains.

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT ACT (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a reasonable belief that the Fund knows the true identity of its Participation Certificate holders.

Distributor

The Fund has entered into a Distribution Agreement dated as of January 7, 2014 with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor is the Fund’s principal underwriter and acts as the Fund’s distributor in connection with the offering of the Participation Certificates of the Fund.

FEDERAL INCOME TAXES

As long as each Portfolio meets the requirements for being a regulated investment company, the Fund pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year, and intend to continue to meet these requirements in future years.

Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.

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Dividends declared in October, November or December of any year and payable to holders of record on a specified date in such a month and paid by the Portfolio during January of the following year, will be deemed for federal income tax purposes to have been received by the Participation Certificate holders and paid by the Portfolio on December 31 of the year in which the dividend was declared.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Because each Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells, redeems or exchanges their Participation Certificates.  However, holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates as a result of the Money Market Portfolio’s floating NAV.  Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, rather than computing gain or loss on every taxable disposition of Participation Certificates as described above, the holder would recognize gain or loss based on the aggregate value of their Participation Certificates of a Portfolio during the computation period.  The holder’s gain or loss would generally equal (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period.  A holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period.  The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period.  Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss.  Investors in the Portfolios should consult their own tax advisor to determine if the NAV method is appropriate for their individual circumstances.

A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption.  There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service.  If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.

Each Portfolio is required in certain circumstances to apply backup withholding on all distributions and redemption proceeds paid to any holder of the Portfolio’s Participation Certificates who does not provide the Portfolio with their correct taxpayer identification number or who fails to make required certifications or who is otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the holder’s federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

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The foregoing discussion is only a brief summary of some of the federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Government Portfolio and the Money Market Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2016, 2015, 2014, 2013, and 2012 has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the financial statements of the Portfolios, are incorporated by reference into the Statement of Additional Information and included in the Annual Report, each of which is available upon request.

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Government Portfolio

The table below sets forth selected financial data for a Government Portfolio Participation Certificate outstanding throughout each period presented.

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations:
Net Investment Income	0.0022	0.0002	0.0001	0.0003	0.0009
Net Realized Gain (Loss) on Investments	—	—	—	—	—
Total From Investment Operations	0.0022	0.0002	0.0001	0.0003	0.0009

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0022)	(0.0002)	(0.0001)	(0.0003)	(0.0009)
Total Dividends and Distributions	(0.0022)	(0.0002)	(0.0001)	(0.0003)	(0.0009)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return	0.22%	0.02%	0.01%	0.03%	0.09%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$401,662	$102,110	$112,048	$129,306	$208,905
Ratio of Net Expenses to Average Net Assets (1)	0.10%	0.07%	0.05%	0.06%	0.10%
Ratio of Net Investment Income to Average Net Assets (2)	0.23%	0.02%	0.01%	0.03%	0.09%

(1)               Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.31%, 0.34%, 0.32%, 0.30%, and 0.29% for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

(2)               Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 0.02%, (0.25%), (0.26%), (0.21%), and (0.10%) for the years ended December 31, 2016, 2015, 2014, 2013, and 2012, respectively.

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Money Market Portfolio

The table below sets forth selected financial data for a Money Market Portfolio Participation Certificate outstanding throughout each period presented.

	Year Ended 12/31/16*	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	Year Ended 12/31/12
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0030	0.0006	0.0003	0.0004	0.001
Net Realized Gain (Loss) on Investments	0.0001	0.0001	—	—	—
Total From Investment Operations	0.0031	0.0007	0.0003	0.0004	0.001

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.0032)	(0.0007)	(0.0003)	(0.0004)	(0.001)
Total Dividends and Distributions	(0.0032)	(0.0007)	(0.0003)	(0.0004)	(0.001)
Net Asset Value, End of Year	$0.9999	$1.00	$1.00	$1.00	$1.00
Total Return	0.32%	0.07%	0.03%	0.04%	0.11%

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$37,470	$194,735	$539,276	$586,404	$839,926
Ratio of Net Expenses to Average Net Assets (1)	0.18%	0.17%	0.17%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets (2)	0.29%	0.05%	0.02%	0.03%	0.11%

* Effective October 11, 2016, the Money Market Portfolio began to transact at a floating NAV per share that uses four decimal-place precision.

(1) Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.33%, 0.31%, 0.27%, 0.25% and 0.23% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

(2) Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income/(loss) to average net assets would have been 0.14%, (0.08)%, (0.09)%, (0.04)% and 0.05% for the years ended December 31, 2016, 2015, 2014, 2013 and 2012, respectively.

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WHERE TO FIND MORE INFORMATION

The Statement of Additional Information relating to the Government Portfolio and the Money Market Portfolio (the “SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus. Additional information about the Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to Participation Certificate holders.

Investors can get free copies of the above-named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling the Administrator at (800) 621-9215. The Fund makes available the Prospectus, SAI, Annual and Semi-Annual Reports, free of charge, on the Fund’s website at www.pif.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the SEC’s EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

The Fund’s Investment Company Act File No. is 811-04379.

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PLAN INVESTMENT FUND, INC.

PROSPECTUS

April 30, 2017

Plan Investment Fund (the “Fund”) is an open-end management investment company organized as a Maryland Corporation. The Fund is open to members and licensees of the Blue Cross Blue Shield Association and certain related organizations. The Fund offers Participation Certificates in several separate investment portfolios (each a “Portfolio”), including the Government Portfolio and the Money Market Portfolio, both of which are money market funds. This prospectus relates to the following Portfolios of the Fund, neither of which is a money market fund:

•    Ultrashort Duration Government Portfolio (PIFUX) — which seeks total return consistent with current income and capital preservation by investing primarily in U.S. government securities and U.S. government agency securities.

•    Ultrashort Duration Bond Portfolio (PIFDX) — which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

The U.S. Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

ULTRASHORT DURATION GOVERNMENT PORTFOLIO	3
Investment Objective	3
Fees and Expenses	3
Portfolio Turnover	4
Principal Investment Strategies	4
Principal Risks	4
Performance Information	6
Investment Advisor	6
Portfolio Managers	6
Purchase and Sale of Participation Certificates	7
Tax Information	7
Investment Objectives and Strategies	7
ULTRASHORT DURATION BOND PORTFOLIO	11
Investment Objective	11
Fees and Expenses	11
Portfolio Turnover	12
Principal Investment Strategies	12
Principal Risks	12
Performance Information	14
Investment Advisor	14
Portfolio Managers	14
Purchase and Sale of Participation Certificates	15
Tax Information	15
Investment Objectives and Strategies	15
OTHER INFORMATION	19
MANAGEMENT OF THE PORTFOLIOS	20
SHAREHOLDER INFORMATION	23
Participation Certificates	23
Pricing of Participation Certificates	23
Purchase of Participation Certificates	24
Redemption of Participation Certificates	24
Payment in Kind	25
Frequent Trading Policies	25
Dividends and Distributions	25
Anti-Money Laundering Requirements	25
Distributor	25
FEDERAL INCOME TAXES	26
FINANCIAL HIGHLIGHTS	27
WHERE TO FIND MORE INFORMATION	33

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ULTRASHORT DURATION GOVERNMENT PORTFOLIO

Investment Objective

The Ultrashort Duration Government Portfolio investment objective is total return consistent with current income and capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Government Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees (1)	0.20%
Other Expenses	0.41%
Total Annual Portfolio Operating Expenses	0.61%
Fee Waivers and Expense Reimbursements(2)	(0.21)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.40%

(1)         Merganser Capital Management, LLC (the “Advisor”) is entitled to receive a fee from the Fund, computed daily and payable monthly based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.

(2)         The Advisor has contractually agreed to waive its advisory fee such that the fee is as follows: 0.135% on the first $200 million of the Portfolio’s average daily net assets, 0.1125% on the next $300 million of the Portfolio’s average daily net assets and 0.10% of the Portfolio’s average daily net assets in excess of $500 million. In addition the Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.40% of the Portfolio’s average daily net assets. The Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2018, without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2018, but it cannot be assured the Advisor or the Administrator will agree to such continuance.

Example

This example is intended to help you compare the cost of investing in the Ultrashort Duration Government Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Government Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Government Portfolio’s operating expenses remain the same.  The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years

$41	$175	$320	$744

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Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Government Portfolio’s performance.  During the most recent fiscal year, the Portfolio’s turnover rate was 73% of the average value of the portfolio.

Principal Investment Strategies

The overall strategy of the Ultrashort Duration Government Portfolio is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored enterprises (“GSEs”)). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Within this duration range, the Portfolio’s investment advisor, Merganser Capital Management, LLC (the “Advisor” or “Merganser”), will seek to increase the Portfolio’s current income by lengthening or shortening duration based on its interest rate outlook.

In addition to treasury securities and similar government obligations, the Portfolio invests in mortgage-backed securities issued or guaranteed by GSEs. The Portfolio uses mortgage-backed securities to increase the income provided by its investments and to extend portfolio duration. The Advisor decides which securities to buy and sell based on the relative yield and risks of available securities with comparable durations. The Advisor evaluates the investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of the Bank of America Merrill Lynch 1-Year U.S. Treasury Index.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Because the Portfolio refers to government investments in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in securities which are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Principal Risks

All mutual funds take investment risks. It is possible to lose money by investing in the Ultrashort Duration Government Portfolio. The primary factors that may reduce the Portfolio’s returns include:

Income Risk.  Income risk is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not

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rise to as great an extent as that of other fixed-income securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

Liquidity Risk. The collateralized mortgage obligations (“CMOs”) (A Type of a Mortgage-Backed Security) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

Manager Risk.  Manager risk is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Mortgage-Backed Securities (“MBS”) Risk. MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Portfolio to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other GSEs in the future.

Investments in the Ultrashort Duration Government Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Performance Information

The following bar chart and table show the performance of the Ultrashort Duration Government Portfolio, and provides some indication of the risks of an investment in the Portfolio by comparing the Portfolio’s performance with a broad measure of market performance.  The bar chart shows how the annual total returns of the Portfolio have varied from year to year.  The table shows the Portfolio’s average annual total returns for the one year and since inception periods ended December 31, 2016. The bar chart and table assume reinvestment of dividends and distributions. The past performance of the Ultrashort Duration Government Portfolio does not necessarily indicate how it will perform in the future.  Updated performance information is available at www.pif.com, or by calling (800) 621-9215.

Ultrashort Duration Government Portfolio

Annual Total Return for year ended December 31, 2016

During the periods shown in the bar chart, the highest quarterly return for the Ultrashort Duration Government Portfolio was 0.35% (for the quarter ended March 31, 2016) and the lowest quarterly return was (0.24)% (for the quarter ending June 30, 2013).

Average Annual Total Returns (for the periods ended December 31, 2016):	1 Year	Since Inception (3/7/2012)
Return Before Taxes	0.65%	0.36%
Return After Taxes on Distributions	0.55%	0.23%
Return After Taxes on Distributions and Sale of Fund Shares	0.37%	0.22%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.81%	0.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Investment Advisor

Merganser Capital Management, LLC is the Ultrashort Duration Government Portfolio’s investment advisor.

Portfolio Managers

There is no one individual primarily responsible for portfolio management decisions for the Portfolio. Investments are made under the direction of a team of Merganser professionals led by Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan. Mr. Smock is

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Chief Executive Officer and Chief Investment Officer of Merganser and has been with the company since 2003. Ms. Wynn is Senior Vice President and Portfolio Manager for Merganser and joined the company in 2000. Mr. Kaplan is Senior Vice President and Portfolio Manager for Merganser and joined the company in 1986.

Purchase and Sale of Participation Certificates

The minimum initial investment amount for the Ultrashort Duration Government Portfolio is $1,000,000 which may be waived by the Fund from time-to-time in its discretion. There is no minimum subsequent investment amount.

The Ultrashort Duration Government Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolios. Investors must transmit purchase or redemption orders by telephone by calling (866) 689-4856 or through the online account access system provided by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon Investment Servicing”), the Portfolios’ Service Agent.

Tax Information

The Ultrashort Duration Government Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Investment Objectives and Strategies

While there is no assurance that the Ultrashort Duration Government Portfolio will achieve its investment objective of providing total return consistent with current income and capital preservation, it endeavors to do so by following the strategies and policies described in this Prospectus. The Board of Trustees may not change the investment objective of the Ultrashort Duration Government Portfolio without approval of the holders of a majority of the Participation Certificates.

The Portfolio is intended to provide returns consistent with investments in short-term securities issued or guaranteed by the U.S. government and U.S. government agencies. Most of the returns will consist of interest income. The Portfolio’s overall strategy is therefore to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs as well as GNMA securities). Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of U.S. government securities (including repurchase agreements) in which the Portfolio principally invests, other investment techniques used by the Portfolio, and their risks, immediately follows this strategy section.

Within the Portfolio’s duration range, the Advisor will seek to increase the Portfolio’s current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Advisor will typically lengthen the portfolio duration when it expects interest rates to decline. The Advisor will typically shorten the portfolio duration when it expects interest rates to increase.

In addition to Treasury securities and similar government obligations, the Portfolio invests in commercial and residential mortgage-backed securities issued or guaranteed by GSEs. The Portfolio uses mortgage-backed securities to increase the income provided by the portfolio and to extend portfolio duration. This portion of the portfolio consists principally of fixed-rate and floating-rate collateralized mortgage obligations and adjustable-rate mortgages. The Portfolio may seek to increase its income and duration by investing in longer duration fixed-rate mortgage-backed securities and other fixed-rated U.S. government securities. The portfolio duration range and target will limit the amount of these securities held in the Portfolio.

The Advisor makes decisions on which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the “spread.” Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States and the prepayment risk of mortgage-backed securities.

Within the Portfolio’s duration range, all other factors being equal, the Portfolio will tend to hold securities offering the highest

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spreads. For mortgage-backed securities, the Advisor will also assess the available spreads relative to specific interest rate and prepayment risks of the securities. The Portfolio may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads in particular will be successful.

The Advisor evaluates the investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of Bank of America Merrill Lynch 1-Year U.S. Treasury Index, which is composed of a U.S. Treasury Bill with a maturity of 12 months (the “Index”).  Although there can be no assurance that the Portfolio’s total return will exceed the Index’s total return during any period, the Portfolio seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Portfolio will vary from the composition of the Index’s portfolio. The Portfolio may also include U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs) and individual securities not represented in the Index.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to government investments in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in securities which are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Principal Investments of the Ultrashort Duration Government Portfolio

The following provides general information on the Portfolio’s principal investments. The Statement of Additional Information (“SAI”) provides information about the Portfolio’s non-principal investments and may provide additional information about the Portfolio’s principal investments.

Fixed-Income Securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities. A security’s yield measures the annual income earned on a security as a percentage of its price.

A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the fixed-income securities in which the Portfolio principally invests:

Treasury Securities. Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risk.

Government Securities. Government securities are issued or guaranteed by a federal agency or instrumentality acting under federal authority. Some government securities, including those issued by Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the United States.

Other government securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation (“Freddie Mac”) and Federal National Mortgage Association (“Fannie Mae”) in support of such obligations.

Some government agency securities have no explicit financial support and are supported only by the credit of the applicable agency, instrumentality or corporation.  The U.S. government has provided financial support to Freddie Mac and Fannie Mae, but there is no guarantee that it will support these or other agencies in the future.

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The Portfolio treats mortgage-backed securities guaranteed by a federal agency or instrumentality as government securities. Although such a guarantee protects against credit risks, it does not eliminate or reduce other risks.

Mortgage-Backed Securities (“MBS”). An MBS is a type of fixed-income security, which is a pooled debt obligation repackaged as interests that pass principal and interest through an intermediary to investors. An MBS may represent an ownership interest in a pool of residential mortgage loans (“RMBS”) or commercial loans (“CMBS”). MBS represent participation interests in pools of adjustable and fixed-rate mortgage loans. The Ultrashort Duration Government Portfolio may only invest in MBS that are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities). Unlike conventional debt obligations, MBS provide monthly payments derived from the monthly interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. Most MBS make these payments monthly; however, certain MBS are backed by mortgage loans which do not generate monthly payments but rather generate payments less frequently.

Collateralized Mortgage Obligations (“CMOs”) (A Type of Mortgage-Backed Security). CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Ultrashort Duration Government Portfolio may only invest in CMOs that are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Other Investments, Transactions, Techniques

Repurchase Agreements. Repurchase agreements are transactions in which the Portfolio buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Portfolio’s return on the transaction. This return is unrelated to the interest rate on the underlying security. The Portfolio will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Advisor.

The Portfolio’s custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Advisor will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

Risks of Investing in the Ultrashort Duration Government Portfolio

The following provides general information on the risks associated with the Portfolio’s principal investments. Any additional risks associated with the Portfolio’s non-principal investments are described in the SAI. The SAI also may provide additional information about the risks associated with the Portfolio’s principal investments.

Income Risk.  Income risk is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit

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risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Portfolio must rely entirely upon the Advisor’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

Prepayment Risk. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect an investor holding mortgage-backed securities.

For example, when interest rates decline, the values of mortgage-backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Portfolio would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage-backed securities.

Conversely, when interest rates rise, the values of mortgage-backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the duration of mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Generally, mortgage-backed securities compensate for the increased risk associated with prepayments by paying a higher yield. As noted above, the additional interest paid for risk is measured by the spread between the yield of a mortgage-backed security and the yield of a Treasury security with a comparable duration. An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security (including a tax-exempt security) before maturity (a “call”) at a price below or above its current market price. An increase in the likelihood of a call may reduce the security’s price. If a fixed-income security is called, the Portfolio may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Liquidity Risk. Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Portfolio may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Portfolio’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

Manager Risk.  Manager risk is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Mortgage-Backed Securities (“MBS”) Risk. MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Portfolio to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. Hybrid adjustable rate mortgages (“ARMs”) also involve special risks. Like ARMs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period, interest rates rise above the interest rate limits of the hybrid ARM, the Portfolio will not benefit from further increases in

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interest rates. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.

MBS are subject to the risk that payments made on a security will not be made when due. Payments on MBS are primarily derived from the interest and principal payments of the underlying mortgages. Some MBS also have guarantees or other structural features that provide additional support for interest and principal payments on the MBS if payments on the underlying mortgages are not made. MBS are subject to the risk that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. The structure of certain CMO interests held by the Portfolio may cause the Portfolio to be paid interest and/or principal on its investment only after holders of other interests in that particular CMO have received the full repayment of principal or interest on their investments. See “Issuer Credit Risk.”

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other GSEs in the future.

ULTRASHORT DURATION BOND PORTFOLIO

Investment Objective

The Ultrashort Duration Bond Portfolio investment objective is total return consistent with current income and capital preservation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Participation Certificates of the Ultrashort Duration Bond Portfolio. The Portfolio does not charge any form of sales load, redemption fee or exchange fee.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).

Management Fees (1)	0.20%
Other Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.39%
Fee Waivers and Expense Reimbursements(2)	(0.04)%
Total Annual Portfolio Operating Expenses after Fee Waivers and Expense Reimbursements	0.35%

(1)         Merganser Capital Management, LLC (the “Advisor”) is entitled to receive a fee from the Fund, computed daily and payable monthly based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.

(2)         The Advisor has contractually agreed to waive its advisory fee such that the fee is as follows: 0.135% on the first $200 million of the Portfolio’s average daily net assets, 0.1125% on the next $300 million of the Portfolio’s average daily net assets and 0.10% of the Portfolio’s average daily net assets in excess of $500 million. In addition, the Advisor and BCS Financial Services Corporation (the “Administrator”) have further agreed to waive their fees such that the Portfolio’s annual ordinary operating expenses do not exceed 0.385% of the Portfolio’s average daily net assets. The Advisor and the Administrator cannot terminate such fee waivers prior to May 1, 2018, without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2018, but it cannot be assured the Advisor or the Administrator will agree to such continuance.

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Example

This example is intended to help you compare the cost of investing in the Ultrashort Duration Bond Portfolio with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the Ultrashort Duration Bond Portfolio for the time periods indicated and then redeem all of your investment at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Ultrashort Duration Bond Portfolio’s operating expenses remain the same. The example below reflects the contractual fee waiver and expense reimbursement for the first year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$36	$121	$215	$490

Portfolio Turnover

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its investments). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Participation Certificates are held in a taxable account. These costs, which are not reflected in Annual Portfolio Operating Expenses or in the Example, affect the Ultrashort Duration Bond Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 116% of the average value of the portfolio.

Principal Investment Strategies

The overall strategy of the Ultrashort Duration Bond Portfolio is to invest in investment-grade corporate debt securities, asset-backed securities, and non-government mortgage-backed securities, in addition to U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government sponsored enterprises). The Portfolio’s investment advisor, Merganser Capital Management, LLC (the “Advisor” or “Merganser”), seeks to enhance the Portfolio’s performance by allocating relatively more of its portfolio to the sector that the Advisor expects to offer the best balance between total return and risk.

Although the value of the Portfolio’s Participation Certificates will fluctuate, the Advisor will seek to manage the magnitude of fluctuation by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Certain of the government securities in which the Portfolio invests are not backed by the full faith and credit of the U.S. government, such as those issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”), the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Bank System. These entities are, however, supported through federal subsidies, loans or other benefits. The Portfolio may also invest in government securities that are supported by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association (“Ginnie Mae”).

Because the Portfolio refers to fixed-income securities in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

Principal Risks

All mutual funds take investment risks. It is possible to lose money by investing in the Ultrashort Duration Bond Portfolio. The primary factors that may reduce the Portfolio’s returns include:

Income Risk.  Income risk is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

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Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Portfolio will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed-income securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

Liquidity Risk. The collateralized mortgage obligations (“CMOs”) (A Type of Mortgage-Backed Security) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

Manager Risk.  Manager risk is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Mortgage-Backed Securities (“MBS”) Risk. MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Portfolio to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other GSEs in the future.

Risks Associated with Noninvestment-Grade Securities. The Portfolio may hold securities that were investment grade at the time of purchase but are subsequently rated below investment grade, which may be subject to greater economic, interest rate, credit and liquidity risks than investment-grade securities.

Risks Related to the Economy. Lower-grade bond returns are sensitive to changes in the economy. The value of the Portfolio’s investments may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

Investments in the Ultrashort Duration Bond Portfolio are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

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Performance Information

The following bar chart and table show the performance of the Ultrashort Duration Bond Portfolio, and provides some indication of the risks of an investment in the Portfolio by comparing the Portfolio’s performance with a broad measure of market performance. The bar chart shows how the annual total returns of the Portfolio have varied from year to year.  The table shows the Portfolio’s average annual total returns for the one year and since inception periods ended December 31, 2016.  The bar chart and table assume reinvestment of dividends and distributions.  The past performance of the Ultrashort Duration Bond Portfolio does not necessarily indicate how it will perform in the future. Updated performance information is available at www.pif.com or by calling (800) 621-9215.

Ultrashort Duration Bond Portfolio

Annual Total Return for year ended December 31, 2016

During the periods shown in the bar chart, the highest quarterly return for the Ultrashort Duration Bond Portfolio was 0.39% (for the quarter ended June 30, 2016) and the lowest quarterly return was (0.28)% (for the quarter ending September 30, 2016).

Average Annual Total Returns (for the periods ended December 31, 2016):	1 Year	Since Inception (3/6/2012)
Return Before Taxes	0.61%	0.51%
Return After Taxes on Distributions	0.08%	0.20%
Return After Taxes on Distributions and Sale of Fund Shares	0.34%	0.26%
Bank of America Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	0.81%	0.38%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.

Investment Advisor

Merganser Capital Management, LLC is the Ultrashort Duration Bond Portfolio’s investment advisor.

Portfolio Managers

There is no one individual primarily responsible for portfolio management decisions for the Portfolio. Investments are made under the direction of a team of Merganser professionals led by Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan. Mr. Smock is Chief Executive Officer and Chief Investment Officer of Merganser and has been with the company since 2003. Ms. Wynn is Senior Vice President and Portfolio Manager for Merganser and joined the company in 2000. Mr. Kaplan is Senior Vice President and Portfolio Manager for Merganser and joined the company in 1986.

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Purchase and Sale of Participation Certificates

The minimum initial investment amount for the Ultrashort Duration Bond Portfolio is $1,000,000 which may be waived by the Fund from time-to-time in its discretion. There is no minimum subsequent investment amount.

The Ultrashort Duration Bond Portfolio’s Participation Certificates may be purchased or redeemed on any business day of the Portfolios. Investors must transmit purchase or redemption orders by telephone by calling (866) 689-4856 or through the online account access system provided by BNY Mellon Investment Servicing, the Portfolios’ Service Agent.

Tax Information

The Ultrashort Duration Bond Portfolio intends to make distributions that may be taxed as ordinary income or capital gains.

Investment Objectives and Strategies

While there is no assurance that the Ultrashort Duration Bond Portfolio will achieve its investment objective of total return consistent with current income and capital preservation, it endeavors to do so by following the strategies and policies described in this Prospectus. The Board of Trustees may not change the investment objective of the Ultrashort Duration Bond Portfolio without approval of the holders of a majority of the Portfolio’s outstanding Participation Certificates.

The Portfolio invests in a diversified portfolio of domestic fixed-income securities. The Portfolio’s Advisor actively manages the Portfolio seeking to limit fluctuation in the price of Participation Certificates due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Advisor’s credit analysis. The Advisor attempts to limit fluctuation in the price of Participation Certificates by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. The Advisor then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit-quality securities.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Portfolio principally invests, other investment techniques used by the Portfolio, and their risks, immediately follows this strategy section.

The Portfolio invests in investment-grade, fixed-income securities, but may continue to hold such securities even if they have ceased to be rated as investment grade. Investment-grade securities are those rated BBB- or higher by a nationally recognized statistical rating organization (“NRSRO”) or, if the securities are unrated, or deemed to be of equal quality by the Advisor. The Advisor attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. Non-governmental, mortgage-backed securities also involve credit risk. In selecting securities, the Advisor seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Advisor’s investment process first allocates the Portfolio’s investments among fixed-income sectors. The Advisor makes a greater allocation of the investments to those sectors that the Advisor expects to offer the best balance between current income and risk and thus offer the greatest potential for return. The allocation process is based on the Advisor’s continuing analysis of a variety of economic and market indicators in order to arrive at what the Advisor believes the yield “spread” should be for each security type (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security.) Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Advisor also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Advisor attempts to manage the Portfolio’s prepayment risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Advisor may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Advisor attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Advisor attempts to manage the Portfolio’s credit risk by selecting securities that make default in the payment of principal and interest less likely. The Advisor analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to

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determine which business sectors and credit ratings are most advantageous for investment by the Portfolio. In selecting individual corporate fixed-income securities, the Advisor analyzes the issuer’s business, competitive position and general financial condition to assess whether the security’s credit risk is commensurate with its potential return. There is no assurance that the Advisor’s efforts to enhance returns will be successful.

Within the Portfolio’s duration range of three months to 18 months, the Advisor may further manage interest rate risk by lengthening or shortening the duration from time to time based on its interest rate outlook. If the Advisor expects interest rates to decline, it will generally lengthen the Portfolio’s duration, and if the Advisor expects interest rates to increase, it will generally shorten the Portfolio’s duration. Because the Portfolio will typically invest in fixed-income securities with remaining maturities greater than one year, the Portfolio may use repurchase contracts and certain collateralized mortgage obligations in an effort to maintain the Portfolio’s target duration. The Advisor formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

•                  current and expected U.S. growth;

•                  current and expected interest rates and inflation;

•                  the U.S. Federal Reserve Board’s monetary policy; and

•                  changes in the supply of or demand for U.S. government securities.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Advisor evaluates the investment strategy by comparing the performance and composition of the Portfolio against the performance and composition of Bank of America Merrill Lynch 1-Year U.S. Treasury Index, which is composed of a U.S. Treasury Bill with a maturity of 12 months (the “Index”).  Although there can be no assurance that the Portfolio’s total return will exceed the Index’s total return during any period, the Portfolio seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. In pursuing this strategy, the composition of the Portfolio will vary from the composition of the Index’s portfolio. The Portfolio may also include U.S. government agency securities (including mortgage-backed securities issued or guaranteed by GSEs) and individual securities not represented in the Index.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to fixed-income securities (“Bond”) in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

Principal Investments of the Ultrashort Duration Bond Portfolio

The following provides general information on the Portfolio’s principal investments. The Statement of Additional Information (“SAI”) provides information about the Portfolio’s non-principal investments and may provide additional information about the Portfolio’s principal investments.

The principal investments of the Ultrashort Duration Bond Portfolio include the principal investments of the Ultrashort Duration Government Portfolio described above in this Prospectus. The following describes the additional types of securities in which the Ultrashort Duration Bond Portfolio principally invests:

Corporate Debt Securities. Corporate debt securities are fixed-income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The credit risks of corporate debt securities vary widely among issuers. In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (“senior”) debt securities have a higher priority than lower ranking (“subordinated”) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust-preferred and capital-securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Non-Governmental Mortgage-Backed Securities (A Type of Mortgage-Backed Security). Non-governmental mortgage-backed securities (including non-governmental CMOs) are issued by private entities, rather than by U.S. government agencies. The non-

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governmental mortgage-backed securities in which the Portfolio invests will be treated as mortgage-related, asset-backed securities. They may represent an ownership interest in a pool of residential mortgage loans (“RMBS”) or commercial loans (“CMBS”). These securities involve credit risk and liquidity risk. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by the Portfolio with respect to such payments.

Asset-Backed Securities. Asset-backed securities are payable from pools of obligations other than mortgages. Most asset-backed securities involve consumer or commercial debts with maturities of less than 10 years. However, almost any type of fixed-income assets (including other fixed-income securities) may be used to create an asset-backed security. Asset-backed securities may take the form of commercial paper, notes or pass-through certificates. Asset-backed securities in which the Ultrashort Duration Bond Portfolio may invest include senior and subordinated securities with investment grade quality ratings backed by a wide variety of consumer and business related receivables. Such securitizations may include (but are not limited to) automobile retail installment contracts, automobile leases, auto dealer floorplan loans, utility rate-reduction bonds, credit card receivables (bank and retailer), heavy equipment loans and floorplan loans, business equipment loans, floorplan loans and leases, and federally guaranteed student loans.

Bank Instruments. Bank instruments are unsecured, interest-bearing deposits with banks. Bank instruments include, but are not limited to, bank accounts, time deposits, certificates of deposit and banker’s acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Other Investments, Transactions, Techniques

The Ultrashort Duration Bond Portfolio may utilize repurchase agreements as described above in this Prospectus with respect to the other investments, transactions and techniques of the Ultrashort Duration Government Portfolio. In addition, the Ultrashort Duration Bond Portfolio may utilize the following:

Credit Enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed-income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer may have greater financial resources and liquidity than the issuer. For this reason, the Advisor may evaluate the credit risk of a fixed-income security based solely upon its credit enhancement.

Delayed Delivery Transactions. Delayed delivery transactions, including when-issued transactions, are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. The Portfolio records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Portfolio. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

To Be Announced Securities (“TBAs”) (A Type of Delayed Delivery Transaction). As with other delayed delivery transactions, a seller agrees to deliver a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Portfolio agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed transaction, the Portfolio and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it delivers the security. TBA mortgage-backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Portfolio.

Dollar Rolls (A Type of Delayed Delivery Transaction). Dollar rolls are transactions where the Portfolio sells mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. Dollar rolls are subject to interest rate risks and credit risks.

Investment Ratings for Investment-Grade Securities. The Advisor will determine whether a security is investment grade based upon the credit ratings given by one or more NRSROs. For example, Standard & Poor’s, an NRSRO, assigns ratings to investment-grade securities (AAA, AA, A and BBB) based on their assessment of the likelihood of the issuer’s inability to pay interest or principal (“default”) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Portfolio must rely entirely upon the Advisor’s credit assessment that the security is comparable to investment grade. In the event that a security is downgraded subsequent to purchase to a rating that is below investment grade, the Advisor is authorized to sell the security within three business days without any notice requirement.  If the Advisor’s recommendation is to continue holding the security, the Advisor shall notify the Fund’s Board or the Board’s designee of such downgrade within three business days, which notice shall include a rationale for the hold recommendation. The Fund’s Board or the Board’s designee shall communicate their decision (approval granted or

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approval denied) to the Advisor within three business days of receipt of the notice. If the hold request is denied, the Advisor will attempt to sell the downgraded security within three business days of notice receipt.

Investment Ratings for Noninvestment-Grade Securities. Noninvestment-grade securities are rated below BBB- by an NRSRO. These bonds have greater economic, credit and liquidity risks than investment-grade securities.

Risks of Investing in the Ultrashort Duration Bond Portfolio

The following provides general information on the risks associated with the types of securities and other investments in which the Portfolio principally invests. The Portfolio may invest in other types of securities or investments as non-principal investments. Any additional risks associated with investing in such other non-principal investments are described in the SAI. The SAI also may provide additional information about the risks associated with the types of securities in which the Portfolio principally invests.

Income Risk.  Income risk is the chance that the Portfolio’s income will decline because of falling interest rates. Income risk is generally high for short-term bond funds, so investors should expect the Portfolio’s monthly income to fluctuate.

Interest Rate Risk. Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates. Interest rate risk should be low for the Portfolio because it invests primarily in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of long-term bonds.

Issuer Credit Risk. Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Portfolio will lose money.

Many fixed-income securities receive credit ratings from services such as Standard & Poor’s and Moody’s Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, the Portfolio must rely entirely upon the Advisor’s credit assessment.

Fixed-income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security or other appropriate benchmark with a comparable maturity (the “spread”) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security’s spread may also increase if the security’s rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Counterparty Credit Risk. Credit risk includes the possibility that a party to a transaction involving the Portfolio will fail to meet its obligations. This could cause the Portfolio to lose the benefit of the transaction or prevent the Portfolio from selling or buying other securities to implement its investment strategy.

Prepayment Risk. Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect an investor holding mortgage-backed securities.

Call Risk. Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a “call”) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.

Liquidity Risk. The collateralized mortgage obligations (“CMOs”) (A Type of Mortgage-Backed Security) in which the Portfolio invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. Liquidity risk also refers to the possibility that the Portfolio may not be able to sell a security or close out a repurchase contract when it wants to. If this happens, the Portfolio will be required to continue to hold the security or keep the position open, and the Portfolio could incur losses.

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Manager Risk.  Manager risk is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

Mortgage-Backed Securities (“MBS”) Risk.  MBS have unique risks. A rise in interest rates may cause the value of MBS held by the Portfolio to decline. The mortgage loans underlying MBS generally are subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. If the underlying mortgages are paid off sooner than expected, the Portfolio may have to reinvest this money in mortgage-backed or other securities that have lower yields. Hybrid adjustable rate mortgages (“ARMs”) also involve special risks. Like ARMs, hybrid ARMs have periodic and lifetime limitations on the increases that can be made to the interest rates that mortgagors pay. Therefore, if during a floating rate period, interest rates rise above the interest rate limits of the hybrid ARM, the Portfolio will not benefit from further increases in interest rates. See “Prepayment Risk” and “Interest Rate Risk.” CMOs with complex or highly variable prepayment terms generally entail greater market, prepayment and liquidity risks than other MBS. For example, their prices are more volatile and their trading market may be more limited.

MBS are subject to the risk that payments made on a security will not be made when due. Payments on MBS are primarily derived from the interest and principal payments of the underlying mortgages. Some MBS also have guarantees or other structural features that provide additional support for interest and principal payments on the MBS if payments on the underlying mortgages are not made. MBS are subject to the risk that the underlying mortgage borrowers fail to make timely payments of interest and principal and that any guarantee or other structural feature, if present, is insufficient to enable the timely payment of interest and principal on the MBS. The structure of certain CMO interests held by the Portfolio may cause the Portfolio to be paid interest and/or principal on its investment only after holders of other interests in that particular CMO have received the full repayment of principal or interest on their investments. See “Issuer Credit Risk.”

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by GSEs such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to Fannie Mae and Freddie Mac, but there can be no assurance that it will support these or other GSEs in the future.

Risks Associated with Noninvestment-Grade Securities. The Portfolio may hold securities that were investment grade at the time of the purchase but are subsequently rated below investment grade. Securities rated below investment grade, also known as junk bonds, generally entail greater economic, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Related to the Economy. Lower grade bond returns are sensitive to changes in the economy. The value of the Portfolio may decline in tandem with a drop in the overall value of the stock market based on negative developments in the U.S. and global economies.

OTHER INFORMATION

Unusual Market Conditions/Temporary Defensive Periods

During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies. Each Portfolio may hold uninvested cash reserves, pending investment, during such periods. Uninvested cash reserves will not earn income.

Suitability of Investments

Each investor should determine for itself the suitability of investing in the Portfolios, including with respect to investors that are insurance companies, whether such investments are permitted under applicable insurance laws and regulations.

Portfolio Turnover

Each Portfolio actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Portfolio to have an increased portfolio turnover rate, which is likely to generate short-term capital gains or (losses) for its Participation Certificate holders. Short-term capital gains are taxed at a higher federal income tax rate than long-term capital gains. Actively trading portfolio securities increases the Portfolio’s trading costs and may have an adverse impact on the Portfolio’s

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performance.

Disclosure of Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information.

MANAGEMENT OF THE PORTFOLIOS

Investment Advisor

Merganser Capital Management, LLC, the investment advisor to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (the “Advisor” or “Merganser”), is a registered investment advisory firm specializing in fixed income management for institutional investors. Merganser commenced operations in 1985 and as of December 31, 2016, had approximately $9.9 billion under management for over 87 institutional clients, including corporate, Taft-Hartley and public funds, foundations, endowments, hospitals and sub-advisory relationships. Merganser has its offices at 99 High Street, Boston, MA 02110.   More than 90% of Merganser is owned by Providence Equity Partners LLC. The address of Providence Equity Partners LLC is 50 Kennedy Plaza, 18th Floor, Providence, RI  02903.

As Investment Advisor, Merganser manages and is responsible for all purchases and sales of securities of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.

Under the Advisory Agreements, Merganser is entitled to receive a fee from the Fund, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios, as follows:

Annual Fee	Aggregate Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.10%	of amounts in excess of $500 million

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing, as Service Agent for the Portfolios.

In connection with the Advisory Agreements, the Fund, Merganser and BCS Financial Services Corporation, the Administrator of the Fund (the “Administrator”), entered into a fee waiver agreement (the “Fee Waiver”).  Under the Fee Waiver, Merganser has agreed to waive the fees otherwise payable to it by the Fund with respect to the Portfolios, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios, shall be as follows:

Annual Fee	Aggregate Annual Net Assets
0.135%	of the first $200 million
0.1125%	of the next $300 million
0.10%	of amounts in excess of $500 million

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing, as Service Agent for the Portfolios.

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Under the Fee Waiver, the Administrator has agreed to waive the fees otherwise payable to it, and to reimburse the Fund for expenses attributable to the Portfolios, so that after taking such waiver and reimbursement into account, the expense ratio of the Ultrashort Duration Bond Portfolio does not exceed 0.385% and the expense ratio of the Ultrashort Duration Government Portfolio does not exceed 0.40%. Merganser and the Administrator cannot terminate the foregoing fee waivers and expense reimbursement agreement prior to May 1, 2018 without the consent of the Board of Trustees of the Fund.

Merganser and the Administrator will not recoup any previously waived or reimbursed fees/expenses (past or present) in any subsequent years.

For the year ended December 31, 2016, the Advisor’s fee, after giving effect to applicable fee waivers and expense reimbursements, was 0.14% of average net assets of the Ultrashort Duration Government Portfolio and 0.14% of average net assets of the Ultrashort Duration Bond Portfolio.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements between the Fund and Merganser is available in the Fund’s semi-annual report to Participation Certificate holders for the period ended June 30, 2016.

Portfolio Managers

Andrew M. Smock, CFA, Chief Executive Officer and Chief Investment Officer

Mr. Smock joined Merganser in 2003 and serves as Chief Executive Officer and Chief Investment Officer. Mr. Smock is also the product team leader for Merganser’s longer duration strategies with oversight of all product strategies. Earlier in his career at Merganser, Mr. Smock focused on researching and trading both residential and commercial mortgage backed securities.

Prior to joining Merganser, Mr. Smock was a management consultant with the boutique consulting firm Sibson Consulting Group. His primary clients were Fortune 500 companies in the financial services and telecommunication industries.

Mr. Smock holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society Boston.

M.B.A., Massachusetts Institute of Technology; B.A., Northwestern University

Peter S. Kaplan, CFA, SVP, Portfolio Manager

Mr. Kaplan joined Merganser in 1986 and is the head of the structured products team. He is a portfolio manager for Merganser’s shorter duration strategies and also serves as the lead for its Cash Enhancement product.

Prior to joining Merganser, Mr. Kaplan worked for SEI Corporation and managed the design, development and implementation of investment accounting systems. Prior to SEI Corporation, Mr. Kaplan worked at Interactive Data Corporation, where he developed investment applications for institutional investment managers. Mr. Kaplan holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society Boston.

M.B.A., Babson College; B.S., University of Massachusetts

Jennifer K. Wynn, CFA, SVP, Portfolio Manager

Ms. Wynn joined Merganser in 2000 and is the team leader for the credit sector, as well as a portfolio manager for Merganser’s shorter duration strategies. She also serves as the co-team leader for Merganser’s Short Term Bond product.

Before joining Merganser, Ms. Wynn worked at Camp Dresser & McKee as a Water Resources Engineer. She began her career with American National Bank and Trust Company where she served as portfolio manager on Lehman Aggregate-indexed funds. In this role she was also responsible for trading government, corporate, mortgage backed, and asset backed securities.

Ms. Wynn holds the Chartered Financial Analyst designation and is a member of the CFA Institute and the CFA Society Boston.

M.B.A., The University of Chicago Graduate School of Business; S.M., Massachusetts Institute of Technology; B.S.E., Princeton University

The SAI provides additional information about the Portfolio Managers’ compensation, management of other accounts and

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ownership of securities in the Portfolios.

Trustees

Disinterested Trustees

W. Dennis Cronin is Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health.

John F. Giblin is Executive Vice President and Chief Financial Officer for BlueCross BlueShield of Tennessee.

Robert J. Kolodgy is Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association.

Alan Krigstein is Executive Financial Consultant of Independence Blue Cross.*

Jeffery T. Leber is Chief Financial Officer of Blue Cross & Blue Shield of Mississippi.

Carl R. McDonald is Divisional Senior Vice President - Treasury, Investments, & Corporate Development of Health Care Service Corporation.

Michael J. Mizeur is Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina.

Michael A. Murray is Senior Vice President and Chief Financial Officer of Blue Shield of California.

Vincent P. Price is Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc.

Cynthia M. Vice is Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of Alabama.

* The Board has accepted the resignation of Alan Krigstein as trustee of the Fund effective May 1, 2017.

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SHAREHOLDER INFORMATION

Participation Certificates

The Participation Certificates are shares of stock of the Fund. Under the Articles of Incorporation of the Fund, its shares of stock are referred to as “Participation Certificates.” The Participation Certificates of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio initially were issued at a price of $10.00 per Participation Certificate, and are entitled to ten votes per Participation Certificate.

Pricing of Participation Certificates

Calculation of Net Asset Value. When the Fund receives a transaction request in proper form (as described in this Prospectus), it is processed at the next calculated net asset value of a Participation Certificate (“NAV”). The NAV is determined by BNY Mellon Investment Servicing, as Service Agent of the Portfolios, as of the end of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time), each day the NYSE is open. The Service Agent calculates the NAV of each Portfolio by valuing the assets allocated to the Portfolio, subtracting the liabilities allocated to the Portfolio and dividing the balance by the number of Participation Certificates of the Portfolio outstanding. The current NAVs of the Portfolios can be found at www.pif.com and via online news sources. Investors can purchase, redeem or exchange Participation Certificates any day the NYSE is open.

When a Portfolio holds fixed-income securities that trade on days the NYSE is closed, the value of the Portfolio’s assets may change on days investors cannot purchase or redeem Participation Certificates.

In calculating NAVs, the Service Agent generally values investments as follows:

•                  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (“Board”).

•                  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

If the Service Agent cannot obtain a price or price evaluation from a pricing service for an investment, the Advisor may attempt to value the investment based upon the mean of bid and asked quotations, or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Advisor uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate a Portfolio’s NAV.

Fair Valuation and Significant Events Procedures. The Board has ultimate responsibility for determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable. Under the Fair Valuation Pricing Policies and Procedures (the “Procedures”) adopted by the Board, the Board has delegated to the Advisor, in conjunction with the Fair Valuation Committee, the responsibility of determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable.

Each fair valuation determination made by the Advisor, along with the factors upon which the determination was based, will be documented and presented to the Board at each regularly scheduled board meeting. The Fair Valuation Committee will review the Advisor’s fair valuation determinations on a quarterly basis. The Fair Valuation Committee shall consist of the Fund’s President, or their appointed designee, and Treasurer along with representatives from the Service Agent and the Advisor.

The fair value of any portfolio security held by a Portfolio will be determined in a manner that most fairly reflects the market value of the security on the valuation date, on a consideration of all available information. When pricing data is not available or is otherwise deemed to be unreliable, or inaccurate pricing data is received, the Service Agent will notify the Advisor and the Advisor will determine the fair value of the security in accordance with the Procedures. For securities of bankrupt issuers, the Advisor (or its designee) will immediately notify the Service Agent and the Advisor will determine the fair value of the security in accordance with the Procedures. If an extraordinary market event occurs between the time the last “current” market quotation is available for a security in a Portfolio and the time the Portfolio’s net asset value is determined that calls into doubt whether the earlier market quotation represents fair value at the time the Portfolio’s net asset value is determined, the Advisor will decide whether to affirm the current quotation or to determine a fair value based on the new information.

Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and

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from the prices used by other mutual funds to calculate their NAVs. The Fund generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer, such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities.

This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

The fair valuation of securities following a significant event can serve to reduce arbitrage opportunities for short-term traders to profit at the expense of long-term investors in the Portfolios. For example, such arbitrage opportunities may exist when the market on which portfolio securities are traded closes before the Fund calculates NAVs, which is typically the case with Asian and European markets. However, there is no assurance that these significant event procedures will prevent dilution of the NAVs by short-term traders. See “Frequent Trading Policies.”

Purchase of Participation Certificates

The Fund sells Participation Certificates of each Portfolio without a sales charge, at the NAV per Participation Certificate next determined after receipt of a purchase order. Investors may open an account with the Fund by completing, and submitting to the Fund’s Administrator, BCS Financial Services Corporation, an application which may be obtained by calling (toll-free) (800) 621-9215. The application requests information from the investor required to open an account for such investor. After the application has been received and approved, an investor may place purchase orders for Participation Certificates on any business day by calling (866) 689-4856 or through BNY Mellon Investment Servicing’s online account access system.

Purchase orders for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio received before 4:00 P.M. (Eastern Time) on a business day will be priced at the net asset value determined on that day if BNY Mellon Investment Servicing receives payment on that day. Orders received at other times, and orders for which BNY Mellon Investment Servicing has not received payment on the day the order is received, will not be accepted and notice will be given to the investor placing the order.

Investors must pay for Participation Certificates of each Portfolio by Federal wire to BNY Mellon Investment Servicing. The minimum initial investment amount for each of the Portfolios is $1,000,000, which may be waived by the Fund from time-to-time in its discretion. There is no minimum subsequent investment amount. Payment for orders which are not received or accepted will be returned after prompt inquiry to the sending investor. Each Portfolio may in its discretion reject any orders for purchase of Participation Certificates.

Redemption of Participation Certificates

Investors must transmit redemption orders by calling (866) 689-4856 or through BNY Mellon Investment Servicing’s online account access system. The Fund will redeem Participation Certificates at the net asset value per Participation Certificate next determined after receipt of the redemption order.

A redemption request with respect to the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio which is received by BNY Mellon Investment Servicing prior to 4:00 P.M. (Eastern Time) on a business day will be priced at the net asset value determined on that day and the Fund will wire proceeds of such redemption on the business day following the day the redemption order is received. Investors receive dividends through, and including, the day the redemption request is received.

The Fund may suspend the right to redemption or postpone the date of payment upon redemption (as well as suspend or postpone the recordation of the transfer of its Participation Certificates) for the periods permitted under the Investment Company Act as determined by the SEC by rules and regulations.

Further Information Regarding the Portfolios. Investors may in effect transfer all or part of their investments from one Portfolio to another by placing simultaneous redemption and purchase orders. These orders will be executed in sequence in accordance with the procedures discussed above.

If any investor ceases to be a member or licensee of the Blue Cross Blue Shield Association or a related organization (a “BCBS Investor”), the Fund may redeem the Participation Certificates held by such investor, without the investor’s consent. If an investor ceases to be a BCBS Investor, the investor must promptly notify the Fund in writing.  If the Fund redeems the Participation Certifications held by such investor, the Fund will notify such investor.

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Payment In Kind

Investors may request that redemption order proceeds consist of securities held by a Portfolio in lieu of cash. Prior to placing a payment in kind redemption order, an investor must provide BNY Mellon Investment Servicing with written instructions identifying the custodial account to receive the securities to be distributed. The Fund may decline such a request in full or in part and pay redemption proceeds in cash if the Fund determines it is in its best interest to do so. The securities to be distributed shall represent a pro rata share of each security held in the Portfolio, in accordance with Rule 17a-5 under the Investment Company Act. Redemptions in kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

If the Board of Trustees and the Advisor determine that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make redemption payments wholly or partly in securities or other property.

Frequent Trading Policies

Given the liquid nature of the Portfolios’ investments and the low transaction costs associated with these investments, the Fund does not anticipate that in the normal case frequent or short-term trading into and out of the Portfolios will have significant adverse consequences for the Portfolios or their Participation Certificate holders. For this reason, the Fund’s Board has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the Participation Certificates. Regardless of their frequency or short-term nature, purchases and redemptions of Participation Certificates can have adverse effects on the management of the Portfolios and their performance.

Dividends and Distributions

Investors in the Portfolios are entitled to dividends and distributions arising only from the net income and capital gains, if any, earned on investments held by that Portfolio. Dividends from net investment income, if any, are declared daily and distributed to Participation Certificate holders monthly. Dividends will be reinvested in additional Participation Certificates or, if the investor so elects by checking the appropriate box on the application, will be transmitted to such investor by wire within five business days after the end of the month (or within five business days after a redemption of all of the investor’s Participation Certificates). Net realized capital gains earned by each Portfolio, if any, will be distributed no less frequently than once a year, and may be reinvested in additional Participation Certificates or, at the option of the investor, paid in cash. The Portfolios do not expect to realize net long-term capital gains.

Anti-Money Laundering Requirements

The Fund is subject to the USA PATRIOT ACT (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, the Fund may request information from its Participation Certificate holders to enable it to form a reasonable belief that it knows the true identity of its Participation Certificate holders.

Distributor

The Fund has entered into a Distribution Agreement dated as of January 7, 2014 with Foreside Fund Services, LLC (the “Distributor”), pursuant to which the Distributor is the Fund’s principal underwriter and acts as the Fund’s distributor in connection with the offering of the Participation Certificates of the Fund.

25

FEDERAL INCOME TAXES

As long as each Portfolio meets the requirements for being a regulated investment company, it pays no federal income tax on the earnings it distributes to holders of Participation Certificates. The Portfolios met these requirements in the last taxable year and intend to continue to meet these requirements in future years.

Dividends you receive from the Portfolios, whether reinvested or taken as cash, are generally taxable. Dividends from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) are taxable as long-term capital gains; dividends from other sources are generally taxable as ordinary income. The Portfolios expect that substantially all of the dividends from the Portfolios will be taxable as ordinary income.

Dividends declared in October, November or December of any year, and payable to holders of record on a specified date in such a month and paid by the Portfolio during January of the following year, will be deemed for federal income tax purposes to have been received by the shareholders and paid by the Portfolio on December 31 of the year in which such dividends were declared.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Depending on the purchase price and the sale price of the Participation Certificates the holder sells, redeems or exchanges, the holder may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

Each Portfolio is required in certain circumstances to apply backup withholding on all distributions and redemption proceeds paid to any holder of the Portfolio’s Participation Certificates who does not provide the Portfolio with their correct taxpayer identification number or who fails to make required certifications or who is otherwise subject to backup withholding.  Backup withholding is not an additional tax.  Any amounts withheld may be credited against the holder’s federal income tax liability provided the appropriate information is furnished to the Internal Revenue Service.

The foregoing discussion is only a brief summary of some of the federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolios or holders of Participation Certificates, and this discussion is not intended as a substitute for careful tax planning. Investors in the Portfolios should consult their tax advisors concerning their own tax situation.

26

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio for the periods indicated. Certain information reflects financial results for a single Participation Certificate. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the respective Portfolio (assuming reinvestment of all dividends and distributions). This information for the years ended December 31, 2016, 2015, 2014, 2013 and the period ended December 31, 2012 has been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report, along with the Portfolio’s financial statements, are incorporated by reference into the Statement of Additional Information and included in the Annual Report of the Fund, which is available upon request.

27

Ultrashort Duration Government Portfolio

The table below sets forth selected financial data for a Ultrashort Duration Government Portfolio Participation Certificate outstanding throughout each period presented.

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	For the Period March 7, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$9.97	$9.99	$9.98	$10.02	$10.00

Investment Operations:
Net Investment Income(1)	0.03	0.02	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.03	— (2)	0.01	(0.04)	0.05
Total From Investment Operations	0.06	0.02	0.03	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.02)	(0.02)	(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	— (2)	(0.02)	—	— (2)	(0.01)
Total Dividends and Distributions	(0.02)	(0.04)	(0.02)	(0.02)	(0.06)
Net Asset Value, End of Year	$10.01	$9.97	$9.99	$9.98	$10.02
Total Return	0.65%	0.13%	0.18%	(0.08)%	0.83	%**

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$40,638	$45,061	$78,004	$75,660	$72,866
Ratio of Net Expenses to Average Net Assets (3)	0.40%	0.40%	0.40%	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.26%	0.19%	0.15%	0.23%	0.36	%***
Portfolio turnover rate	73%	88%	69%	76%	85	%**

*                 Commencement of operations.

**          Not Annualized.

***   Annualized.

(1)   The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)   Less than $0.01 per share

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.61%, 0.61%, 0.58%, 0.56% and 0.59% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income to average net assets would have been 0.05%, (0.02)%, (0.02)%, 0.07% and 0.17% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

28

Ultrashort Duration Bond Portfolio

The table below sets forth selected financial data for a Ultrashort Duration Bond Portfolio Participation Certificate outstanding throughout each period presented.

	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13	For the Period March 6, 2012* to December 31, 2012
Net Asset Value, Beginning of Period	$9.94	$9.96	$9.97	$10.01	$10.00

Investment Operations:
Net Investment Income(1)	0.08	0.06	0.03	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(0.01)	(0.02)	—	(0.02)	0.02
Total From Investment Operations	0.07	0.04	0.03	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.08)	(0.06)	(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	(0.04)	—	— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.12)	(0.06)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Year	$9.89	$9.94	$9.96	$9.97	$10.01
Total Return	0.61%	0.51%	0.28%	0.28%	0.79	%**

Ratios/Supplemental Data:
Net Assets, End of Year (000)	$93,146	$458,732	$178,977	$105,713	$115,470
Ratio of Net Expenses to Average Net Assets (3)	0.35%	0.36%	0.36%	0.40%	0.40	%***
Ratio of Net Investment Income to Average Net Assets (4)	0.79%	0.56%	0.31%	0.56%	0.74	%***
Portfolio turnover rate	116%	160%	59%	132%	50	%**

*                 Commencement of operations.

**          Not Annualized.

***   Annualized.

(1)   The selected per share data was calculated using the weighted average shares outstanding method for the period.

(2)   Less than $0.01 per share

(3)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of total expenses to average net assets would have been 0.39, 0.41%, 0.43%, 0.54% and 0.48% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

(4)         Without the waiver and/or reimbursement of a portion of advisory and administration fees, the ratio of net investment income to average net assets would have been 0.74%, 0.51%, 0.24%, 0.42% and  0.66% annualized for the years ended December 31, 2016, 2015, 2014, 2013 and period ended December 31, 2012, respectively.

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32

WHERE TO FIND MORE INFORMATION

The Statement of Additional Information relating to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (“SAI”) includes additional information about the Portfolios. The SAI is incorporated by reference into and is legally part of this Prospectus.  Additional information about the Portfolios’ investments is available in the Fund’s Annual and Semi-Annual Reports to Participation Certificate holders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Portfolios during the last fiscal year.

Investors can get free copies of the above named documents, request other information about the Portfolios and the Fund, and make shareholder inquiries, by calling the Administrator at (800) 621-9215. The Fund makes available its Prospectus, SAI, Annual and Semi-Annual Reports, free of charge, on the Fund’s website on www.pif.com.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information about the Fund are available on the SEC’s EDGAR database on the SEC’s website at www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-1520.

The Fund’s SEC File No. is 811-04379.

33

PLAN INVESTMENT FUND, INC.

GOVERNMENT PORTFOLIO (PIFXX)

MONEY MARKET PORTFOLIO (PIMXX)

Statement of Additional Information

April 30, 2017

GENERAL INFORMATION	B-2
DESCRIPTION OF THE GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO AND THEIR INVESTMENTS AND RISKS	B-2
INVESTMENT AND BORROWING LIMITATIONS	B-4
PORTFOLIO TRANSACTIONS	B-6
DISCLOSURE OF PORTFOLIO INFORMATION	B-7
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	B-8
NET ASSET VALUE	B-9
MANAGEMENT OF THE FUND	B-11
ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES	B-22
DIVIDENDS	B-24
PERFORMANCE INFORMATION	B-24
ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES	B-25
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-28
COUNSEL	B-28
MISCELLANEOUS	B-28
FINANCIAL STATEMENTS	B-28

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”) relating to the Government Portfolio and the Money Market Portfolio of the Fund (each, a “Portfolio” and collectively, the “Portfolios”), dated April 30, 2017, as it may from time to time be supplemented or revised (the “Prospectus”).  No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited financial statements and notes thereto for the Fund contained in the Fund’s Annual Report are incorporated by reference into this SAI. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the Fund’s website at www.pif.com or by calling the Fund’s administrator BCS Financial Services Corporation (the “Administrator”), at (800) 621-9215.

GENERAL INFORMATION

Plan Investment Fund, Inc. is a Maryland corporation and was incorporated on August 6, 1985. The Fund is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  The Fund consists of four investment portfolios; Government Portfolio, Money Market Portfolio, Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio. Each investment portfolio is represented by a class of Participation Certificates separate from those of the Fund’s other investment portfolios. This SAI, and, unless otherwise indicated, statements herein relate to the Government Portfolio and the Money Market Portfolio of the Fund.  The Government Portfolio commenced operations on June 1, 1995. The Money Market Portfolio commenced operations on March 11, 1987.

DESCRIPTION OF THE GOVERNMENT PORTFOLIO AND MONEY MARKET PORTFOLIO AND THEIR INVESTMENTS AND RISKS

Investment Objective

See the Prospectus for a description of the investment objectives, strategies, risks and policies of the Portfolios. The following discussion supplements such description and relates to principal investments as well as other investments of the Portfolios. The investment objective of a Portfolio may be changed by the Fund’s Board of Trustees (the “Board”) without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolios will achieve their investment objectives, they endeavor to do so by following the strategies and policies described in the Prospectus and this SAI.

The Government Portfolio is subject to Rule 35d-1 under the Investment Company Act, and will not change its investment policies required by that Rule without giving Participation Certificate holders (each a “Participant”) 60 days’ prior written notice.

Additional Information on Portfolio Instruments

Examples of the types of U.S. Government obligations that the Portfolios may hold include, in addition to U.S. Treasury bills, notes and bonds, the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks, Maritime Administration and International Bank for Reconstruction and Development.

With respect to the repurchase agreements (“Repurchase Agreements”) described in the Prospectus, securities subject to Repurchase Agreements will be held by Bank of New York Mellon (“BNY Mellon”), J.P. Morgan or in the Federal Reserve/Treasury book-entry system. Repurchase Agreements are considered to be loans under the Investment Company Act. The Repurchase Agreements are collateralized by U.S. Government securities the market value of which, on a daily basis, including accrued interest, if any, is at least equal to 100% of the purchase price plus accrued interest under the Repurchase Agreements. The Portfolios will perfect their security interest in the collateral securing the Repurchase Agreements in accordance with U.S. Treasury Regulations and the applicable commercial transaction law of the state in which such collateral is located. If the seller defaults in its obligation to repurchase the underlying instrument, which in effect constitutes collateral for the seller’s obligation, at the price and time fixed in the Repurchase Agreement, the Portfolios might incur a loss if the value of the collateral declines and might incur disposition costs in connection with liquidating the collateral. In

B-2

addition, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolios may be delayed or limited. Each Portfolio will enter into Repurchase Agreements only with those banks and dealers determined by that Portfolio’s investment advisor to meet the Portfolio’s respective quality standards as established by the Board. These standards require an independent review by the Portfolio’s investment advisor of the operating history and financial condition of the sellers to evaluate their creditworthiness and the risk of their becoming involved in bankruptcy proceedings or otherwise impairing the quality of the Repurchase Agreement during its contemplated term. The investment advisor will monitor the creditworthiness of the seller during the life of a Repurchase Agreement.

With respect to the variable amount master demand notes (“VAMD Notes”) described in the Prospectus, the investment advisor will consider the earning power, cash flows and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, VAMD Notes will be deemed to have a maturity equal to the longer of the period remaining to the next interest rate adjustment or the demand notice period.

The Money Market Portfolio may also invest in collateralized mortgage obligations (“CMOs”), which are obligations fully collateralized by a portfolio of mortgages or mortgage-related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the types of CMOs in which the Portfolio invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-related securities. The Portfolio may also invest in other asset-backed securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets, such as trade receivables. The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided. The underlying assets are subject to prepayments, which shorten the securities’ weighted average life and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made.

The maturity of the instruments in which the Portfolios invest normally shall be deemed to be a period remaining until the date noted on the face of the instrument as the date on which the principal amount must be paid, or in the case of an instrument called for redemption, the date on which the redemption payment must be made. An instrument issued or guaranteed by the U.S. Government or any agency thereof which has a variable rate of interest readjusted no less frequently than annually may be deemed to have a maturity equal to the period remaining until the next readjustment date. An instrument, which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days’ notice and which has a variable rate of interest may be deemed to have a maturity equal to the longer of the period remaining until the interest rate will be readjusted or the period remaining until the principal amount owed can be received through demand.  An instrument, which has a variable rate of interest, may be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate. An instrument, which has a demand feature that entitles the holder to receive the principal amount of such instrument from the issuer upon no more than seven days’ notice and which has a floating rate of interest, may be deemed to have a maturity equal to the period of time remaining until the principal amount owed can be received from the issuer through demand.

As a result of unusual conditions, each Portfolio may depart from its principal investment strategies and adopt temporary defensive positions.  Each Portfolio may hold increased amounts of uninvested cash during such periods.  Uninvested cash reserves will not earn income.

B-3

Cyber Security Risk. With the increased use of technology and dependence on computer systems to perform necessary business functions, the Portfolios and their service providers may be exposed to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through hacking, physically accessing systems or data storage facilities, or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access to service providers’ digital systems, such as causing denial-of-service attacks on the service providers’ systems or web-sites that render them unavailable. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber-attacks have the potential to interfere with the processing of Participation Certificate holder transactions, impact a Portfolio’s ability to calculate its net asset value (“NAV”), cause the release of private Participation Certificate holder information or confidential portfolio information, impede trading, cause reputational damage, and subject a Portfolio or its service providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, litigation costs, and/or additional compliance costs. A Portfolio and its service providers may also incur substantial costs for cyber security risk management in order to prevent future cyber security incidents. A Portfolio and its Participation Certificate holders could be negatively impacted as a result of the costs. Similar types of cyber security risks exist for issuers of securities or other instruments in which a fund invests.  Cyber-attacks could result in material adverse consequences for such issuers, and may cause a Portfolio’s investments therein to lose value.

INVESTMENT AND BORROWING LIMITATIONS

Below is a complete list of the Portfolios’ fundamental investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolios (as defined herein under “Miscellaneous”).

The Portfolios may not:

1.                          Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies to Reverse Repurchase Agreements whose proceeds are utilized to provide liquidity to meet redemption requests when liquidation of portfolio securities is considered disadvantageous. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2.                          Purchase any securities, which would cause 25% or more of the total assets of the respective Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry. There is no limitation for the Portfolios with respect to investments in U.S. Government obligations or for the Money Market Portfolio in obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

3.                          Purchase securities of any issuer, other than those issued or guaranteed by the U.S. Government, Federal agencies and government-sponsored corporations, if immediately after such purchase

B-4

more than 5% of the total assets of the respective Portfolio would be invested in such issuer; except that up to 100% of the total assets of the Government Portfolio and the Money Market Portfolio may be invested in Repurchase Agreements with maturities not greater than seven days without regard to this 5% limitation.

4.                          Purchase securities, if immediately after such purchase more than 5% of the total assets of the respective Portfolio would be invested in securities which are illiquid, including Repurchase Agreements with maturities greater than seven days and VAMD Notes with greater than seven days’ notice required for sale.

5.                          Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into Repurchase Agreements, in accordance with its investment objectives and policies.

6.                          Purchase securities issued by Health Plans Capital Service Corporation.

7.                          Purchase or sell commodities or commodity contracts, including futures contracts, or invest in oil, gas or mineral exploration or development programs.

8.                          Acquire voting securities of any issuer or acquire securities of other investment companies.

9.                          Purchase or sell real estate. (However, each Portfolio may purchase bonds and commercial paper issued by companies, which invest in real estate or interests therein.)

10.                   Purchase securities on margin, make short sales of securities or maintain a short position.

11.                   Act as an underwriter of securities.

12.                   Issue senior securities, except to the extent that certain investment policies related to Reverse Repurchase Agreements discussed herein and in the Prospectus may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act.

The following non-fundamental investment limitations are applicable to the Government Portfolio only. These limitations can be changed by the Board, but the change will only be effective after prior written notice is provided to the Government Portfolio’s Participation Certificate holders.

1. The Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes, and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations.

2.  The Portfolio will invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash.

B-5

PORTFOLIO TRANSACTIONS

Subject to the general control of the Board, BlackRock Advisors, LLC (“BALLC” or the “Investment Advisor”) is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Portfolios.  Purchases and sales of securities for each Portfolio usually are principal transactions. The Investment Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios typically do not pay brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Investment Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Fund may not necessarily pay the lowest spread or commission available on each transaction.

The Investment Advisor seeks to use dealers it believes to be actively and effectively trading the securities being purchased or sold.  The Investment Advisor will not pay a higher spread or commission in recognition of research or other services provided by a dealer.  During the Fund’s three most recently completed fiscal years none of the brokers utilized to carry out transactions for the Portfolios were affiliated with the Fund.

The Investment Advisor of each Portfolio makes investment decisions for such Portfolio independently from those for the other investment companies advised by the Investment Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Investment Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company by the Investment Advisor. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into Repurchase Agreements or Reverse Repurchase Agreements with, BALLC or any affiliates, officers or employees of BALLC.

B-6

On December 31, 2016, the Portfolios owned securities of regular broker dealers or their parents as indicated below.

Government Portfolio

Broker Dealer	Value of Securities Owned(1)

Morgan Stanley & Co., LLC	$5,000,000
RBC Capital Markets, LLC	$11,000,000
Bank of Nova Scotia	$20,000,000
TD Securities LLC	$23,000,000
BNP Paribas	$24,500,000
Mitsubishi UFJ Securities, Co.	$30,000,000
Goldman Sachs & Co.	$33,000,000
HSBC Securities Inc.	$55,000,000

Money Market Portfolio

Broker Dealer	Value of Securities Owned(1)

HSBC Securities	$4,000,000
TD Securities LLC	$4,750,000
BNP Paribas	$5,000,000
RBC Capital Markets, LLC	$8,000,000

DISCLOSURE OF PORTFOLIO INFORMATION

The Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Portfolios and the Investment Advisor, Administrator, service agent, custodian, transfer agent and distributor will only release information about a Portfolio’s holdings under the following circumstances:

•                              Information which has previously been made public may be freely released.

•                              Government and/or regulatory entities, such as the SEC or a court of law, may review the portfolio holdings.

•                              Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer (“CCO”) or the CCO’s designee and a confidentiality agreement that includes an agreement not to use the information obtained for trading purposes.

(1)  Values are approximate.

B-7

•                              The Fund will publicly disclose its portfolio holdings as required in accordance with SEC Forms N-CSR, N-Q, N-MFP or other applicable SEC forms. In addition, the Fund will disclose its portfolio holdings on its website at www.pif.com at such intervals and to such extent as the Fund shall determine and as required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure of Portfolio holdings information, the CCO or their designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the CCO or their designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s CCO is required to notify the Board of new third parties approved to receive portfolio holdings information pursuant to the procedures at the next meeting of the Board.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, an investment advisor, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements.  The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•                              The Board and, if necessary, the Fund’s counsel

•                              The Fund’s custodian

•                              The Fund’s Administrator and its parent company

•                              The Fund’s independent registered public accounting firm

•                              The Fund’s distributor

•                              Foreside Fund Officer Services, LLC

•                              Foreside Management Services, LLC

•                              Standard & Poor’s (S&P)

•                              Bloomberg, LP

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of portfolio holdings information.  The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons.  The Fund, BALLC, and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Government Portfolio and the Money Market Portfolio is available on the Fund’s website, at www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month is posted on the website no earlier than 5 business days following the end of such month and remains posted on the website for six months thereafter.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also

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suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s NAV for any Participation Certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.) Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Special Limitations Affecting Redemptions of the Money Market Portfolio

As discussed in the Prospectus, the SEC has implemented a number of requirements, permitting liquidity fees and temporary redemption gates, for institutional prime money market funds based on the amount of a portfolio’s assets that are “weekly liquid assets,” which generally includes cash, direct obligations of the U.S. government, certain other U.S. government or agency securities and securities that will mature, or are subject to a demand feature that is exercisable and payable within five business days. Please refer to the Prospectus for additional information regarding these liquidity fees and temporary redemption gates which could impact your redemption of the Money Market Portfolio’s Participation Certificates.

Transfer Payments

A Participant investing in the Government Portfolio or the Money Market Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Government Portfolio or the Money Market Portfolio for another Participant by a transfer of the redeemed Participation Certificates to the second Participant.  Such a transfer is made by a redemption and simultaneous purchase in the name of the second Participant. A Participant may not request a transfer from its Government Portfolio or its Money Market Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 3:00 P.M. (Eastern Time). There is no limit on the number of transfers that a Participant can place in any one day, nor on the total number of such transfers by all Participants per day.

NET ASSET VALUE

The Fund calculates the NAV per Participation Certificate of each Portfolio by dividing the total value of the assets belonging to each Portfolio, less the value of any liabilities charged to that Portfolio, by the total number of outstanding Participation Certificates of that Portfolio.

For the Government Portfolio:

The Government Portfolio intends to operate as a “government money market fund” in accordance with Rule 2a-7 under the Investment Company Act (“Rule 2a-7”) and uses the amortized cost method of valuation to value its portfolio holdings for purposes of calculating the Portfolio’s NAV.

See “Use of Amortized Cost” below for additional information regarding this method.

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For the Money Market Portfolio:

In calculating its NAV, the Money Market Portfolio values its holdings in accordance with valuation policies and procedures adopted by the Board, generally utilizing last available bid prices, market quotations, or price evaluations provided by a Board-approved independent pricing service. The Money Market Portfolio may value short-term debt securities with remaining maturities of 60 days or less on the basis of amortized cost. Generally, trading in U.S. Government securities, short-term debt securities, and money market instruments is substantially completed each day at various times prior to the close of business on the New York Stock Exchange. The values of such securities used in computing the NAV of the Money Market Portfolio’s Participation Certificates are determined as of such times.

When valuations are not readily available or are not deemed reliable, a security will be priced at its fair value as determined pursuant to procedures approved and overseen by the Board. Fair value represents a good faith approximation of the value of a security. The fair value of one or more securities may not, in retrospect, be the price at which those assets could have been sold during the period in which the particular fair values were used in determining the Money Market Portfolio’s NAV.

The Money Market Portfolio has been designated an institutional prime money market fund, which means that the NAV of the Money Market Portfolio’s Participation Certificates will “float,” fluctuating with changes in the values of the Portfolio’s portfolio securities.

Use of Amortized Cost

Under the amortized cost valuation method, an investment is valued initially at its cost. The Portfolio then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Portfolio adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Portfolio uses this adjusted cost to value the investment.

In response to SEC guidance that funds may only use the amortized cost method to value a portfolio security with a remaining maturity of 60 days or less when the fund can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation, the Board has adopted certain procedures to perform a comparison between the amortized cost price and the shadow price of a portfolio security for which amortized cost is used to value the security in order to ensure that amortized cost is used to value the security only where it is “approximately the same” as the security’s market based value. If the shadow price of such security is not approximately the same as the amortized cost price, generally the shadow price of the security will be used, unless otherwise permitted under the procedures. This determination is made only on an individual security basis. Shadow prices for individual securities are generally provided by an independent pricing service unless otherwise authorized by the procedures approved by the Board.

Investors should also be aware that although procedures exist which are intended to reduce the volatility of each Portfolio’s NAV per Participation Certificate, the value of the underlying assets of each Portfolio will be affected by general changes in interest rates which will result in increases or decreases in the value of the obligations held by the Portfolios. The market value of the obligations in the Portfolios can be expected to vary inversely to changes in prevailing interest rates. Investors should also recognize that, in periods of declining interest rates, the Portfolios’ yields may tend to be somewhat higher than prevailing

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market rates, and in periods of rising interest rates, the Portfolios’ yields may tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Portfolios from the continuous sale of their Participation Certificates will likely be invested in portfolio instruments producing lower yields than the balance of the Portfolios’ holdings, thereby reducing the Portfolios’ current yields. In periods of rising interest rates, the opposite can be expected to occur.

MANAGEMENT OF THE FUND

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 50	Trustee	Indefinite, since 2016	2013 to Present — Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer, and from 2012 to 2013 — Vice President, Financial Investigations, Highmark Health	Four	None
John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 60	Trustee	Indefinite, since 2015	2012 to Present — Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Four	None
Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 59	Chairman Trustee	Indefinite, since 2014; Indefinite, since 2011

2016 to Present — Executive Vice President and Chief Financial Officer, and from 2012 to 2016 - Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association

				Four	None
Alan Krigstein* 1901 Market Street Philadelphia, PA 19103 Age 65	Trustee	Indefinite, since 2011	2017 to Present — Executive Financial Consultant, and from 2012 to 2017 - Executive Vice President, Chief Financial Officer and Treasurer, Independence Blue Cross	Four	None
Jeffery T. Leber 3545 Lakeland Drive Jackson MS 39232 Age 57	Trustee	Indefinite, since 2014	2012 to Present — Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Four	None

* The Board has accepted the resignation of Alan Krigstein as Trustee of the Fund effective May 1, 2017.

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Independent Trustees cont.

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
Carl R. McDonald 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 39	Trustee	Indefinite, since 2017(1)

2015 to Present — Divisional Senior Vice President - Treasury, Investments & Corporate Development, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Montana, New Mexico, Oklahoma and Texas)

2012 to 2015 — Director, Citi Investment Research

				Four	None
Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age 47	Trustee	Indefinite, since 2016	2012 to Present — Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Four	None
Michael A. Murray 50 Beale Street San Francisco, CA 94105 Age 60	Trustee	Indefinite, since 2016 (1)	2013 to present — Senior Vice President and Chief Financial Officer, Blue Shield of California; 2012 to 2013 — Consultant, Hitachi	Four	None
Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 54	Trustee	Indefinite, since 2013	2012 to Present — Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Four	None
Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 57	Trustee	Indefinite, since 2010	2012 to Present — Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Four	None

(1)         Less than one year.

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Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 48	President and Chief Executive Officer	since 2014	2015 to Present — Chief Financial Officer and Treasurer, BCS Financial Corporation; 2012 to 2015 — Senior Vice President of Finance and Treasurer, BCS Financial Corporation
Alexander D. Hudson 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 33	Secretary and Anti-Money Laundering Officer	since 2015	2013 to Present — Director, Investment Services, BCS Financial Corporation; 2012 to 2013 — Investment Manager, Sawdust Investment Management Corporation
Donna M. Rogers Fund Chief Compliance Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 50	Chief Compliance Officer	since 2013	2015 to Present — Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC; 2012 to 2015 — Fund Chief Compliance Officer, Foreside Compliance Services, LLC (Foreside Financial Group)
Christopher W. Roleke Fund Principal Financial Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 45	Treasurer	since 2015	2012 to Present — Fund Principal Financial Officer, Foreside Management Services, LLC;

(1)         Term of office is one year.

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail below under “Committees of the Board of Trustees.” The Board is entirely comprised of Trustees, each of whom is not an “interested person” (as defined in the Investment Company Act) of the Fund (an “Independent Trustee”).  As of the date of this SAI, there are 10 members serving on the Board, including the Chairman of the Board (each a “Trustee”). The Chairman presides at meetings of the Board and at meetings of Participation Certificate holders. The Chairman, Robert Kolodgy, is an Independent Trustee. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and the Fund’s investment advisors. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board meetings, including an annual report from the CCO and by making inquiries of and having meetings with the CCO.

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The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. The information provided below, and in the table above, is not all-inclusive.

W. Dennis Cronin has held senior financial management positions, including currently serving as Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health. Mr. Cronin previously served as Vice President of Financial Investigations of Highmark Health from 2012 to 2013. This experience has led the Fund to conclude that Mr. Cronin is well qualified to serve as Trustee of the Fund.

John F. Giblin has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of BlueCross BlueShield of Tennessee. This experience has led the Fund to conclude that Mr. Giblin is well qualified to serve as Trustee of the Fund.

Robert J. Kolodgy has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association. This experience has led the Fund to conclude that Mr. Kolodgy is well qualified to serve as Trustee of the Fund.

Alan Krigstein has held senior financial management positions, including serving as Executive Vice President, Chief Financial Officer and Treasurer of Independence Blue Cross. Mr. Krigstein currently holds the position of Executive Financial Consultant.  This experience has led the Fund to conclude that Mr. Krigstein is well qualified to serve as Trustee of the Fund. The Board has accepted the resignation of Alan Krigstein as Trustee of the Fund effective May 1, 2017.

Jeffery T. Leber has held senior financial management positions, including currently serving as Chief Financial Officer of Blue Cross & Blue Shield of Mississippi. This experience has led the Fund to conclude that Mr. Leber is well qualified to serve as Trustee of the Fund.

Carl R. McDonald has held senior financial management positions, including currently serving as Divisional Senior Vice President — Treasury, Investments and Corporate Development of Health Care Service Corporation. This experience has led the Fund to conclude that Mr. McDonald is well qualified to serve as Trustee of the Fund.

Michael J. Mizeur has held senior financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina. This experience has led the Fund to conclude that Mr. Mizeur is well qualified to serve as Trustee of the Fund.

Michael A. Murray has held senior financial management positions, including currently serving as Senior Vice President and Chief Financial Officer of Blue Shield of California. This experience has led the Fund to conclude that Mr. Murray is well qualified to serve as Trustee of the Fund.

Vincent P. Price has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc. This experience has led the Fund to conclude that Mr. Price is well qualified to serve as Trustee of the Fund.

Cynthia M. Vice has held senior financial management positions, including currently serving as Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of Alabama. This experience has led the Fund to conclude that Ms. Vice is well qualified to serve as Trustee of the Fund.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Trustees who have long-term experience as Trustees of the Fund, as well as highly experienced Trustees with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Trustees are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Trustees with the interests of such investors with respect to risk oversight of the Fund and other matters. While the

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current Trustees all have investment experience and skills and financial management experience and skills, future Trustees may have additional or different experience and skills.

The discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board of Trustees by reason thereof.

Committees of the Board of Trustees

The Board has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board in fulfilling its governance responsibilities by, among other things, taking the following actions:

1.              Make recommendations to the Board of Trustees concerning the appointment, retention and compensation of the independent auditors;

2.              Inquire whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

3.              Inquire whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

4.              Inquire whether management has established and maintained processes to assure compliance by the Fund in all material respects with all applicable laws, regulations, policies and codes;

5.              Review Fund risk management oversight by discussing with management major risk exposures and management’s plans to monitor and control such risk exposures;

6.              Inquire about and evaluate the performance and qualifications of financial management and the independent auditors;

7.              Address reports from attorneys and auditors of possible breaches of federal or state laws or fiduciary duties that relate to accounting, internal accounting controls or auditing matters;

8.              Encourage and foster open communication among management, the independent auditors and the Board of Trustees; and

9.              Develop, establish and periodically review procedures for: (i) the receipt, retention and treatment of complaints received by the Fund regarding the Fund’s accounting, internal accounting controls or auditing matters (“Accounting Matters”) as well as information concerning the daily operations of the Fund (“Operational Matters”); and (ii) the confidential, anonymous submission by officers of the Fund or employees of its service providers of concerns regarding questionable practices or decisions with respect to any Accounting Matters or Operational Matters.

The Audit Committee is responsible for identifying and recommending for approval by the Board the independent auditors to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisors and certain

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affiliated parties. The members of the Audit Committee are Alan Krigstein, Jeffery T. Leber, Michael J. Mizeur and Vincent P. Price. The Audit Committee met on three occasions during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Fund’s Nominating Committee is to gather information and make recommendations to the Board of nominees for election as Trustees of the Fund. The members of the Nominating Committee are John F. Giblin, Robert J. Kolodgy and Cynthia M. Vice. The Nominating Committee met on three occasions during the Fund’s most recent fiscal year. No member of the Nominating Committee is an interested person of the Fund.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at a meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

As of December 31, 2016, none of the Fund’s Trustees had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

As of March 31, 2017, the Trustees and Officers of the Fund, as a group, did not own more than 1% of the outstanding Participation Certificates of any Portfolio.

As of December 31, 2016, none of the Fund’s Trustees who are not interested persons of the Fund or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of securities of an investment advisor or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

Compensation Information

Trustees who are not employed by Blue Cross Entities are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to other Trustees or to its Officers for acting in such capacities. For the fiscal year ended December 31, 2016, all Trustees were employed by Blue Cross Entities and, as a result, the Fund did not pay any compensation to, or accrue any retirement benefits for, any of its Trustees or Officers during the fiscal year. The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. For the year ended December 31, 2016, a total of $23,454 was paid by the Fund for Trustee meeting expenses. No director, officer or employee of BALLC, Merganser Capital Management, LLC, BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon Investment Servicing”), BNY Mellon or Foreside Fund Services, LLC is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates.

Investment Advisor and Service Agent

The services BALLC provides as investment advisor are described briefly in the Prospectus.   BALLC supervises the sales of portfolio securities, and places orders for such transactions. As service

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agent for the Portfolios, BALLC maintains financial and other books and records, including appropriate journals and ledgers, verifies trade tickets, calculates weighted average maturity, dividends and yields, prepares unaudited financial statements, prepares or assists in the preparation of regulatory filings, computes NAV and the market value of assets of the Portfolios, prepares reports for the Board and performs related administrative services. BALLC agrees to abide by applicable legal requirements in providing these services. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing.

BALLC is a Delaware limited liability company and an indirect, wholly-owned subsidiary of BlackRock, Inc. BlackRock, Inc., through its subsidiaries and divisions, provides (i) investment management services to individuals and institutional investors through separate account management, non-discretionary advisory programs and commingled investment vehicles; (ii) risk management services, investment accounting and trade processing tools; (iii) transition management services, and (iv) securities lending services. The PNC Financial Services Group, Inc. has a significant economic interest in BlackRock, Inc.

For the services provided and expenses assumed by it with respect to the Government Portfolio and the Money Market Portfolio, BALLC is entitled to receive an annual fee, computed daily and payable monthly, at the following annual percentages of each Portfolio’s net assets:

Annual Fee	Each Portfolio’s Average Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.12%	of the next $250 million
0.10%	of the next $250 million
0.08%	of amounts in excess
of $1 billion.

The tables below provide the fees earned by BALLC, as Investment Advisor and service agent, with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by BALLC, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waiver and Expense Reimbursement.”

For the Government Portfolio:

	2016	2015	2014
Advisory and Service Agent Fees Earned	$270,231	$125,076	$247,552
(Fees Waived and Expenses Reimbursed)	$(235,959)	$(122,411)	$(244,068)
Total Fees Paid by Portfolio to BALLC	$34,272	$2,665	$3,484

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For the Money Market Portfolio:

	2016	2015	2014
Advisory and Service Agent Fees Earned	$480,097	$753,114	$1,052,995
(Fees Waived and Expenses Reimbursed)	$(361,540)	$(509,028)	$(549,400)
Total Fees Paid by Portfolio to BALLC	$118,557	$244,086	$503,595

Custodian and Transfer Agent

BNY Mellon acts as custodian of the Fund’s assets. BNY Mellon earns fees from each Portfolio for serving in this capacity. BNY Mellon has its principal offices at One Wall Street, New York, NY 10286. As custodian, BNY Mellon, among other things, collects income of and payments to each Portfolio; consents and other authorizations for each Portfolio delivers, releases and exchanges securities held for each Portfolio when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of portfolio securities for,  the redemption of Participation Certificates, and the payment of interest, dividends, taxes and management fees; and furnishes each Portfolio with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon remain responsible for the performance of its duties under the Custodian Agreement and hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by BNY Mellon as custodian, BNY Mellon is entitled to receive a fee, computed daily and payable monthly, from each Portfolio at the annual rates below, subject to an annual minimum of $25,000 per Portfolio, excluding global fees, transaction charges and out-of-pocket expenses.

Annual Fee	Portfolio’s Average Annual Gross Assets
0.009%	of the first $500 million
0.008%	of amounts in excess of $500 million

BNY Mellon Investment Servicing has been retained to act as transfer agent for the Portfolios.  BNY Mellon Investment Servicing has its principal business address at 301 Bellevue Parkway, Wilmington, Delaware 19809.  As transfer agent, BNY Mellon Investment Servicing, among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by BNY Mellon Investment Servicing as transfer agent for the Portfolios, BNY Mellon Investment Servicing is entitled to receive a fee, computed daily and payable monthly, equal to $15.00 per master account and sub-account per Portfolio per year, and fees will not be prorated. Any part of a month for which services are provided will be billed as a full month, plus $1.00 for each master account purchase or redemption transaction, plus $5.00 for each outgoing wire of Federal funds, provided that the minimum annual fee payable to BNY Mellon shall be $5,000 per Portfolio, excluding out-of-pocket expenses and miscellaneous fees. Additional fees apply to the Money Market Portfolio as a result of having three NAV strikes daily. The additional fee is based on assets in the Money Market Portfolio. When assets are between $0 - $500,000,000, the fee is $30,000 annually.  Between $500,000,001 - $1,000,000,000, the fee is $40,000 annually, and assets above $1,000,000,001 are assessed an additional fee of $70,000 annually. In the event of the Board imposing a liquidity fee or redemption gate, an intraday imposition will result in a fee of $50,000 and an end of day or beginning of day imposition will result in a fee of $25,000.

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Distributor

Foreside Fund Services, LLC (the “Distributor”) is the distributor (also known as the principal underwriter) of the Participation Certificates of the Fund.  The Distributor is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor is not affiliated with the Fund or any of its service providers, except that Foreside Fund Officer Services, LLC provides compliance services to the Fund as described herein under “Compliance Services” and Foreside Management Services, LLC provides the Fund’s principal financial officer as described under Foreside Management Services, LLC.  Each of the Distributor, Foreside Fund Officer Services, LLC and Foreside Management Services, LLC are wholly-owned subsidiaries of Foreside Financial Group, LLC.

Under a Distribution Agreement with the Fund dated as of January 7, 2014 (the “Distribution Agreement”), during the continuous public offering of the Participation Certificates of the Fund, the Distributor shall use commercially reasonable efforts to assist with the distribution and sale of the Fund’s Participation Certificates.  The Distributor continually distributes Participation Certificates of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund Participation Certificates. The Distributor and its Officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services.  Fees for the Distributor’s distribution services to the Fund are paid by the Administrator.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees of the Fund or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the Investment Company Act) of any such party.  The Distribution Agreement is terminable without penalty by the Fund or the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the Investment Company Act).

In February of 2017, Lovell Minnick Partners, LLC, a private equity firm specializing in financial and related business services companies, announced the signing of a definitive agreement to acquire a majority stake in Foreside Financial Group, LLC, the parent company of the Distributor (the “Transaction”).  The Transaction is expected to close in the second quarter of 2017. The closing of the Transaction may be construed as a change of control of the Distributor and would thereby constitute an assignment of the Fund’s Distribution Agreement with the Distributor under the Investment Company Act, thus resulting in the automatic termination of the Fund’s Distribution Agreement. The Board, including the Independent Trustees, in light of its fiduciary and other duties to the Fund and its Participation Certificate holders and pursuant to the requirements of Section 15 of the Investment Company Act, is expected to review and consider for approval a new distribution agreement between the Fund and the Distributor, under substantially the same terms as the Fund’s current Distribution Agreement, that would take effect upon the closing of the Transaction.

Compliance Services

Under a Fund Chief Compliance Officer Agreement (the “Compliance Agreement”) with the Fund and Foreside Fund Officer Services, LLC (“FFOS”), FFOS provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Officer to the Fund (previously defined as the “CCO”).  FFOS receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears.  The Compliance

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Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Board or by FFOS on 60 days written notice to the other party.

Under the Compliance Agreement, FFOS and certain related parties (such as FFOS’s officers and persons who control FFOS) are not liable to the Fund or its Participation Certificate holders for, and are indemnified by the Fund against any and all claims and expenses related to, any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of FFOS’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Foreside Management Services, LLC

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Administrator

BCS Financial Services Corporation (previously defined as the “Administrator”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s Administrator. The Administrator is owned by the Licensees.  Ms. Pickar and Mr. Hudson, Officers of the Fund, are employed by BCS Financial Corporation. As described below, the Fund compensates the Administrator for administrative services provided to the Fund.  The Trustees oversee the fees paid by the Fund to service providers, including the Administrator.

Subject to the supervision and control of the Board, the Administrator assists in supervising all aspects of the Fund’s operations, other than investment advisory functions,  including services performed by the Fund’s custodian, service agent, and the Distributor.

Without limiting the generality of the foregoing, the Administrator is required to provide the following services, among others, to the Fund: (i) oversight and coordination of the performance of each of the Fund’s service providers; (ii) furnishing the Fund with adequate office facilities, utilities, office equipment and related services; (iii) receiving and processing applications from present and prospective investors in the Fund; (iv) providing general ongoing business management and support services in connection with the Fund’s operations; (v) preparing for review by officers of the Fund and its service providers documents to be filed with the SEC and coordinating printing and distribution thereof; (vi) monitoring, and assisting in developing, compliance policies and procedures for the Fund; (vii) monitoring the Fund’s expenses; (viii) oversight of the preparation and filing of required tax returns of the Fund and the Portfolios; (ix) maintaining the website of the Fund; and (x) with respect to the Fund and each Portfolio thereof, providing oversight and related support services that are intended to insure the delivery of quality service to all Participation Certificate holders.

For its administrative services, the Administrator is entitled to receive a fee from each Portfolio calculated daily and paid monthly at an annual rate not to exceed 0.05% of the Portfolio’s average daily net assets. The tables below provide the fees earned by the Administrator with respect to the Portfolio indicated for the fiscal years ended December 31. Each table also provides the fees waived and/or operating expenses reimbursed by the Administrator, with respect to the Portfolio, pursuant to fee waiver and expense reimbursement agreements as described in more detail below under “Fee Waiver and Expense Reimbursement.”

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For the Government Portfolio:

	2016	2015		2014
Administrative Fees Earned	$70,287	$31,279		$61,888
(Fees Waived and Expenses Reimbursed)	$(65,697)	$(45,373)		$(89,950)
Total Fees Paid by Portfolio to Administrator	$4,590	$0	(1)	$0	(1)

For the Money Market Portfolio:

	2016	2015	2014
Administrative Fees Earned	$124,602	$210,733	$324,326
(Fees Waived and Expenses Reimbursed)	$(32,568)	$(42,147)	$(100,747)
Total Fees Paid by Portfolio to Administrator	$92,034	$168,586	$223,579

Fee Waivers and Expense Reimbursement

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of each Portfolio so that they do not exceed 0.30 of one percent (0.30%) of the Portfolio’s average daily net assets for the year. In addition, (i) BALLC and the Administrator have agreed to waive fees such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of average daily net assets; (ii) the Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio and BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BALLC and the Administrator cannot terminate these fee waivers prior to May 1, 2018 without the consent of the Board.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all other fee waivers and all expenses, including without limitation, any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would not be less than 0.01%. The Administrator has agreed that if after giving effect to such waiver and the other fee waivers, the portfolio yield for such day would be

(1) In addition to waiving all fees earned, the Administrator reimbursed a certain amount of the Portfolio’s operating expenses for the fiscal year.

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less than 0.01%, the Administrator shall waive all of its fees for such day.  BALLC has further agreed that if for any day, after giving effect to the other fee waivers and all Administrator fee waivers, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would not be less than 0.01%. BALLC has agreed that, if after giving effect to such waiver, and all other fee waivers, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. BALLC and the Administrator cannot terminate this portfolio yield fee waiver prior to May 1, 2018 without the consent of the Board.  BALLC and the Administrator will not recoup any previously waived or reimbursed fees/expenses in any subsequent years.

Effective May 1, 2017, BALLC and the Administrator entered into an agreement which guarantees BALLC a minimum annual advisory fee.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, fees of BALLC, BNY Mellon, BNY Mellon Investment Servicing, FFOS and the Administrator, costs of Federal and state registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses. For the year ended December 31, 2016, expense ratios were 0.10% for the Government Portfolio and 0.175% for the Money Market Portfolio. Without the waiver of a portion of the advisory, administrator and service agent fees, the ratio of expenses to average daily net assets would have been 0.31% for the Government Portfolio and 0.33% for the Money Market Portfolio.

ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Fund’s Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of a Portfolio or holders of Participation Certificates or possible legislative changes. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are therefore advised to consult their own tax advisor regarding the effects of an investment in the Portfolios on their own tax situation, including the application of state, local and other tax laws to their particular situation.

The Portfolios met the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), in the last taxable year and intend to continue to meet these requirements in future taxable years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements. A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received

B-22

deduction in the case of corporate shareholders and qualified dividend income treatment in the case of non-corporate shareholders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 28% of all distributions and gross proceeds paid to a Participation Certificate holder which has failed to provide a correct taxpayer identification number in the manner required, is subject to withholding by the Internal Revenue Service, or has failed to certify to the Fund that it is not subject to backup withholding when required to do so or that it is exempt from backup withholding.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Although each Portfolio does not expect to realize long-term capital gains, net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains that are distributed, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains, regardless of how long a holder has held a Portfolio’s Participation Certificates. Such distributions will be reported as a capital gain dividend in a written notice furnished by a Portfolio to holders of its Participation Certificates. Any net investment income and any net short-term capital gains earned by a Portfolio will be distributed to holders of its Participation Certificates. Each Portfolio will be taxed on any undistributed investment company taxable income and net capital gains of that Portfolio. To the extent the net investment income and net short-term capital gains of a Portfolio is distributed by the Portfolio (whether in cash or additional Participation Certificates), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income. Neither Portfolio anticipates that its distributions will be qualified dividend income or eligible for the dividends received deduction.

When a holder of Participation Certificates sells, redeems or exchanges their Participation Certificates, it is generally considered a taxable event for the holder. Unless the Participation Certificate holder elects the simplified NAV method of accounting (discussed below), the holder will generally recognize gain or loss equal to the difference between the amount realized on the sale, redemption, or exchange and the holder’s basis in the Participation Certificates that were sold, redeemed, or exchanged. The gain or loss will generally be treated as a long-term capital gain or loss if the holder held their Participation Certificates for more than one year. If the holder held their Participation Certificates for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. However, any loss realized upon a taxable disposition of Participation Certificates held for six months or less will be treated as long-term, rather than short-term, to the extent of any capital gain dividends received (or deemed received) by the Participation Certificate holder with respect to the Participation Certificates. Further, except in the context of the Money Market Portfolio after the implementation of a floating NAV, as discussed above, or holders electing to adopt the NAV Method, all or a portion of any loss realized by a holder upon a taxable disposition of Participation Certificates will be disallowed under the wash sale rules if the holder acquires Participation Certificates of the same Portfolio (including through the automatic reinvestment of dividends) or other substantially identical stock or securities during a 61-day period beginning 30 days before and ending 30 days after the date of the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.  Capital losses may be subject to limitations on their use by a holder. Because each Portfolio currently seeks to maintain a stable NAV per Participation Certificate, it is unlikely that a holder will have a capital gain or loss when the holder sells,

B-23

redeems or exchanges their Participation Certificates.  Holders of Participation Certificates of the Money Market Portfolio may recognize a taxable gain or loss upon the sale, exchange or redemption of their Participation Certificates.  Each holder of Participation Certificates is responsible for any tax liabilities generated by their transactions.

If a holder of Participation Certificates elects to adopt the simplified NAV method of accounting, gain or loss on fund shares is not computed on every sale or redemption.  Instead, gain or loss is based on the aggregate value of the holder’s Participation Certificates of the Portfolio during the computation period.  A holder’s gain or loss generally equals (i) the aggregate fair market value of the holder’s Participation Certificates at the end of the computation period, (ii) minus the aggregate fair market value of the holder’s Participation Certificates at the end of the prior computation period, (iii) minus the holder’s “net investment” in the Portfolio for the computation period.  A Participation Certificates holder’s net investment is the aggregate cost of Participation Certificates purchased during the computation period (including reinvested dividends) minus the aggregate amount received in taxable redemptions of Participation Certificates during the same period.  The computation period may be the holder’s taxable year or a shorter period, as long as all computation periods contain days from only one taxable year and every day during the taxable year falls within one and only one computation period.  Any capital gain or loss realized under the NAV method will be a short-term capital gain or loss.    Holders of Participation Certificates should consult their own tax adviser to determine if the NAV method is appropriate for their individual circumstances.

A liquidity fee imposed by the Money Market Portfolio will reduce the amount a Participation Certificate holder receives upon the redemption of their Participation Certificates and will decrease the amount of any capital gain or increase the amount of any capital loss a holder recognizes from such redemption.  There is some degree of uncertainty with respect to the federal income tax treatment of liquidity fees received by a money market fund, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service.  If the Money Market Portfolio receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Portfolio at such time.

The foregoing discussion is based on federal income tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio and (iii) minus such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustee’s fees) of, the Fund, prorated on the basis of relative NAV of the Fund’s other Portfolios applicable to that period.

PERFORMANCE INFORMATION

Determination of Yield

From time-to-time, the Fund may quote the Government Portfolio and the Money Market Portfolio “yield” and “effective yield” in communications to Participation Certificate holders that are deemed to be advertising. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Government Portfolio and the Money Market Portfolio refers to the income generated by an investment in the Portfolios over a seven-day period as identified in the communication. This income is then annualized. This means that the amount of income generated by the

B-24

investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by the investment is assumed to be reinvested weekly. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 2016, the Money Market Portfolio average yield was 0.77% and the effective yield was 0.77%.  For the same period the Government Portfolio average yield was 0.43% and the effective yield was 0.43%.

The yield of the Government Portfolio and the Money Market Portfolio was positively affected by fee waivers. (See “Investment Advisor and Service Agent,” “Administrator” and “Fee Waivers and Expense Reimbursement” under “Management of the Fund”).

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

B-25

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2017.

Participation Certificate holder	Percent of Participation Certificates Owned of Government Portfolio	Percent of Participation Certificates Owned of Money Market Portfolio
Blue Cross Blue Shield Association 225 North Michigan Avenue Chicago, Illinois 60601 Organized under laws of Illinois	52.18%[B]	N/A

BCS Financial Corporation 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181 Organized under laws of Illinois	N/A	24.50%[B]

Capital BlueCross 2500 Elmerton Avenue Harrisburg, Pennsylvania 17177 Organized under laws of Pennsylvania	N/A	17.44%[B]

Florida Blue 4800 Deerwood Campus Parkway Jacksonville, Florida 32246 Organized under laws of Florida	N/A	16.57%[B]

BlueCross BlueShield of South Carolina I-20 at Alpine Road Columbia, SC 29219 Organized under laws of South Carolina	9.46%[B]	N/A

Blue Cross and Blue Shield of Alabama 450 Riverchase Parkway East Birmingham, AL 35298 Organized under laws of Alabama	9.38%[B]	N/A

[B] Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

B-26

Participation Certificate holder	Percent of Participation Certificates Owned of Government Portfolio	Percent of Participation Certificates Owned of Money Market Portfolio
HTH RE Victoria Hall, 11 Victoria Street Hamilton, HM 11 Bermuda Organized under laws of Bermuda	8.71%[B]	N/A

Carefirst 10455 Mill Run Circle Owings Mills, Maryland 21117 Organized under laws of Maryland	N/A	7.60%[B]

Blue Cross Blue Shield of North Dakota 4510 13th Avenue, South Fargo, North Dakota 58121 Organized under laws of North Dakota	N/A	6.91%[B]

Blue Cross and Blue Shield of Kansas 1133 SW Topeka Blvd. Topeka, Kansas 66629 Organized under laws of Kansas	6.56%[B]	N/A

Independence Blue Cross 1901 Market Street Philadelphia, Pennsylvania 19103 Organized under laws of Pennsylvania	5.82%[B]	N/A

Participation Certificate holders owning 25% or more of the outstanding Participation Certificates may be in control and be able to affect the outcome of certain matters presented for a vote of Participation Certificate holders.

[B] Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP (“Deloitte”), with offices at 111 South Wacker Drive, Chicago, Illinois 60606 served as the independent registered public accounting firm of the Fund for the year ending December 31, 2016. Cohen & Company, Ltd. (“Cohen”), with offices at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115 has been selected as the independent registered public accounting firm of the Fund for the year ending December 31, 2017.  Cohen provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

COUNSEL

Vedder Price, P.C., 222 North LaSalle Street, Suite 2600, Chicago, Illinois 60601 is counsel for the Fund and the Independent Trustees.

MISCELLANEOUS

As used in the Prospectus and in this SAI, the term “majority,” when referring to the approvals to be obtained from Participation Certificate holders, means the vote of the holders of more than 50% of the Fund’s outstanding Participation Certificates of each class affected by the matter with respect to which the vote is being taken.

The Fund has chosen a calendar fiscal year.

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report dated December 31, 2016, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report for the years ended December 31, 2016, 2015, 2014, 2013 and 2012 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon also appears in such Annual Report and is also incorporated by reference herein.

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APPENDIX — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

The Fund may invest in securities which at time of purchase have ratings not lower than the following:

Type of Security	Rating Agency	Rating	Summary of Rating

Bond	Moody’s Investors Service, Inc. (“Moody’s”)	Aaa	Obligations rated Aaa are judged to be of highest quality, subject to the lowest level of credit risk.

Bond	Moody’s	Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

Bond	Standard & Poor’s Ratings Services, a Standard and Poor’s Financial Services LLC business (“S&P”)	AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

Bond	S&P	AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Commercial Paper	Moody’s	P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

Commercial Paper	S&P	A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong.

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PLAN INVESTMENT FUND, INC.

ULTRASHORT DURATION GOVERNMENT PORTFOLIO (PIFUX)

ULTRASHORT DURATION BOND PORTFOLIO (PIFDX)

Statement of Additional Information

April 30, 2017

GENERAL INFORMATION	B-2
DESCRIPTION OF THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO AND ITS INVESTMENTS AND RISKS	B-2
SECURITIES IN WHICH THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO INVESTS	B-4
DESCRIPTION OF THE ULTRASHORT DURATION BOND PORTFOLIO AND ITS INVESTMENTS AND RISKS	B-7
SECURITIES IN WHICH THE ULTRASHORT DURATION BOND PORTFOLIO INVESTS	B-9
SECURITIES DESCRIPTIONS AND TECHNIQUES	B-9
INVESTMENT AND BORROWING LIMITATIONS	B-12
PORTFOLIO TRANSACTIONS	B-14
DISCLOSURE OF PORTFOLIO INFORMATION	B-15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	B-16
NET ASSET VALUE	B-17
MANAGEMENT OF THE PORTFOLIOS	B-19
ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES	B-32
DIVIDENDS	B-34
PERFORMANCE INFORMATION	B-35
ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES	B-36
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	B-39
COUNSEL	B-39
MISCELLANEOUS	B-39
FINANCIAL STATEMENTS	B-39
APPENDIX A — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS	B-40
APPENDIX B - MERGANSER CAPITAL MANAGEMENT, LLC PROXY VOTING POLICY	B-42

This Statement of Additional Information (“SAI”) is not a Prospectus and should be read in conjunction with the current Prospectus of Plan Investment Fund, Inc. (the “Fund”), relating to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio of the Fund (the “Portfolios”), dated April 30, 2017, as it may from time to time be supplemented or revised (the “Prospectus”). No investment in Participation Certificates of the Portfolios should be made without reading the Prospectus. The audited financial statements and notes thereto for the Fund contained in the Fund’s Annual Report are incorporated by reference into this Statement of Additional Information. Copies of the Prospectus and Annual and Semi-Annual Reports of the Fund may be obtained, without charge, by visiting the website at www.pif.com or by calling BCS Financial Services Corporation (the “Administrator”) at (800) 621-9215.

GENERAL INFORMATION

Plan Investment Fund, Inc. (the “Fund”) is a Maryland corporation and was incorporated on August 6, 1985. The Fund is an open-end management investment company registered under the Investment Company Act 1940. The Fund consists of four portfolios (each a “Portfolio”): the Government Portfolio, the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Each Portfolio is represented by a class of Participation Certificates separate from those of the Fund’s other Portfolios. This SAI relates only to the Ultrashort Duration Government Portfolio which commenced operation on March 7, 2012 and the Ultrashort Duration Bond Portfolio which commenced operation on March 6, 2012.

DESCRIPTION OF THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO

AND ITS INVESTMENTS AND RISKS

Investment Objective

The Portfolio’s investment objective is total return consistent with current income and preservation of capital. This investment objective may not be changed by the Fund’s Board of Trustees (“the Board”) without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

Investment Strategies

The Portfolio is intended to provide returns consistent with investments in short-term securities issued or guaranteed by the U.S. government and U.S. government agencies. Most of the returns consist of interest income. The Portfolio’s overall strategy is to invest in U.S. government securities and U.S. government agency securities (including mortgage-backed securities issued or guaranteed by U.S. government-sponsored entities (“GSEs”)). Although the value of the Portfolio’s Participation Certificates will fluctuate, Merganser Capital Management, LLC, the Portfolio’s investment advisor (the “Advisor” or “Merganser”), will seek to manage the magnitude of fluctuation by limiting the Portfolio duration range from three months to 18 months with a target duration of 12 months. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

The Portfolio is not a money market fund and is not subject to the specific regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of U.S. government securities (including repurchase agreements) in which the Portfolio invests, other investment techniques used by the Portfolio, and their risks, is set forth in the Prospectus. Supplementary information concerning these matters immediately follows this strategy section.

Within the Portfolio’s duration range, the Advisor will seek to increase the Portfolio’s current income by lengthening or shortening portfolio duration based on its interest rate outlook. The Advisor will typically lengthen the portfolio duration when it expects interest rates to decline, and typically shorten the portfolio duration when it expects interest rates to increase. The Advisor formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

•                        current and expected U.S. economic growth;

•                        current and expected interest rates and inflation;

•                        the Federal Reserve Board’s monetary policy; and

•                        changes in the supply of or demand for U.S. government securities.

The Portfolio may also seek to increase its income and duration by investing in longer duration fixed-rate pass-through certificates, CMOs and other fixed-rated U.S. government securities, including zero-coupon securities and Treasury inflation-protected securities. The portfolio duration range and target will limit the amount of these securities held in the Portfolio.

The Advisor decides which securities to buy and sell based on the relative yield of available securities with comparable durations. The relative yield of a security is determined by comparing its yield to that of a U.S. Treasury security of similar duration. This difference is referred to as the “spread.” Under normal market conditions, agency securities will have a positive spread and mortgage-backed securities will have a larger spread than other agency securities. The positive spread results from a number of factors, including the fact that some agency securities are not backed by the full faith and credit of the United States Government and the prepayment risk inherent in mortgage-backed securities.

Within the Portfolio’s duration range, all other factors being equal, the Portfolio will tend to hold securities offering the highest spreads. For mortgage-backed securities, the decision to buy or sell also involves assessment of the available spreads relative to specific interest rate and prepayment risks, such as average life variability, price sensitivity to changes in market spread levels and price sensitivity to changes in the level of interest rate volatility. The Portfolio may also enter into term repurchase agreements when they offer higher returns than those expected for overnight repurchase agreements over the term or higher spreads than agency securities of comparable duration.

The Portfolio may also seek to increase its income by engaging in dollar roll transactions.

Mortgage-backed pass-through certificates are typically offered or traded on a “to-be-announced” or other delayed delivery basis. Other U.S. government securities may also be offered on a delayed delivery basis. The Portfolio will enter into trades on this basis in order to participate in these offerings or trade these securities.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of changes in market interest rates and spreads will be successful.

The Advisor evaluates the Portfolio’s investment strategy by comparing the performance of the Portfolio to an index composed of United States Treasury bills with maturities of 12 months (the “Index”). The Advisor’s basic strategy seeks to construct a portfolio that will perform favorably when compared to the Index over the long-term. The Advisor tries to vary the Portfolio’s performance from the Index by, among other things:

•                        varying the Portfolio’s effective duration as compared to the Index;

•                        creating a portfolio of securities with a different mixture of effective durations as compared to the composition of the Index;

•                        investing a larger percentage of the Portfolio in certain types of securities as compared to the composition of the Index, or investing in types of securities (1) that are not included in the Index; and

•                        investing a large percentage of the Portfolio in a specific security as compared to the Index, or investing the Portfolio in securities that are not included in the Index.

The Portfolio currently uses the Bank of America Merrill Lynch 1-Year U.S. Treasury Index as the Index.

(1)                 The Advisor may refer to types of securities (such as Treasury, agency, mortgage-backed or corporate debt securities) as “sectors” of the fixed-income market.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to U.S. government investments in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in securities which are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies.  Each Portfolio may hold uninvested cash reserves, pending investment, during such periods.  Uninvested cash reserves will not earn income.

SECURITIES IN WHICH THE ULTRASHORT DURATION GOVERNMENT PORTFOLIO INVESTS

The principal securities or other investments in which the Portfolio invests are described in the Prospectus. The Portfolio also may invest in securities or other investments as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus, or information in respect of a non-principal security or other investment (in which case there may be no related disclosure in the Prospectus).

Securities Descriptions and Techniques

Fixed-Income Securities. Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed-income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a “discount”) or more (a “premium”) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed-income securities, in addition to those listed in the Prospectus, in which the Portfolio invests.

Treasury Inflation-Protected Securities. (“TIPs”) TIPs are Treasury securities whose principal is adjusted for changes in the Consumer Price Index (“CPI”) and whose interest rate remains fixed throughout the term of the security. The CPI is a widely used measurement of inflation or deflation in the U.S. economy. During a period of inflation, changes in the CPI should cause the principal to increase; during a period of deflation, changes in the CPI should cause the principal to decrease. The interest payments on the security are made every six months. The amount of interest paid is based on the adjusted principal amount of the security at the time of payment. At maturity, the security is redeemed at the greater of the original principal amount of the security or the adjusted principal amount of the security. While TIPS protect the principal amount of the security against inflation, they typically offer lower initial interest rates than other Treasury securities during a period of inflation.

Collateralized Mortgage Obligations (“CMO”) (A Type of Mortgage-Backed Security). CMOs, including interests in real estate mortgage investment conduits (“REMICs”), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage-backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage-backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Ultrashort Duration Government Portfolio may only invest in CMOs that are issued or guaranteed by the U.S. government (or one of its agencies or instrumentalities).

Sequential CMOs (A Type of CMO). In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACs, TACs and Companion Classes (A Type of CMO). More sophisticated CMOs include planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes’ share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

Zero-Coupon Securities (A Fixed-Income Security). Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security.

There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Special Transactions

Delayed Delivery Transactions. Delayed delivery transactions, including when issued transactions, are arrangements in which the Portfolio buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Portfolio to the issuer and no interest accrues to the Portfolio. The Portfolio records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Participation Certificates. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Portfolio. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Portfolio will purchase and sell securities via regular way settlement within the time frame established for the industry and such transactions will be accomplished on a delivery versus payment basis.

Reverse Repurchase Agreements. The Ultrashort Duration Government Portfolio may borrow money by entering into reverse repurchase agreements to provide liquidity to meet redemption requests when the sale of portfolio securities is considered to be disadvantageous. Under a reverse repurchase agreement, the Portfolio sells an investment that it holds, subject to an obligation of the Portfolio to repurchase the investment at an agreed price and time. Proceeds of reverse repurchase agreements used to provide liquidity to meet redemption requests may equal no more than five percent of the total assets of the Portfolio. Redemptions are the only use to which proceeds of reverse repurchase agreements will be put. The Portfolio will not use borrowings, including reverse repurchase agreements, to purchase additional securities. The Portfolio does not expect the use of reverse repurchase agreements to affect the net asset value of the Portfolio.

Investing in Securities of Other Investment Companies. The Portfolio may invest its assets in securities of other investment companies as an efficient means of managing its uninvested cash. Such investments will be limited to money market fund sweep accounts. The Portfolio will not invest in the Fund’s Government Portfolio or its Money Market Portfolio.

Investment Risks

There are many risk factors which may affect an investment in the Portfolio. The Portfolio’s principal risks are described in its Prospectus. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of a non-principal risk factor applicable to the Portfolio (in which case there may be no related disclosure in the Prospectus).

Risks of Investing in Certain MBS. MBS backed by participations in reverse mortgages may carry risks different from and in addition to risks of other MBS. A reverse mortgage is a home loan in which a lender makes a loan to a homeowner based on the equity in the home. To qualify for a reverse mortgage loan, a homeowner must be older than a certain specified age. Unlike a traditional mortgage, there are no scheduled payments of principal or interest. Repayment does not occur until, in most cases, the borrower ceases to own the home (including, as a result of the borrower’s death) or to use it as a primary residence. Accordingly, the timing of payments made on these loans (and, by extension, MBS backed by such loans) is uncertain and may occur sooner or later than anticipated. The rate of principal and total amount of interest payments on any reverse mortgages is based on many factors, including relevant interest rates and borrower mortality, that may in turn affect the value of the pools of such mortgages. Due to the nature of reverse mortgages, they may react differently from traditional mortgages to economic, geographic and other factors. There is a limited amount of historical data regarding the performance of reverse MBS pools.

Risks Associated with the Investment Activities of Other Accounts. Investment decisions for the Portfolio are made independently from those of other accounts managed by the Advisor and accounts managed by affiliates of the Advisor. Therefore, it is possible that investment-related actions taken by such other accounts could adversely impact the Portfolio with respect to, for example, the value of Portfolio holdings, and/or prices paid to or received by the Portfolio on its portfolio transactions, and/or the Portfolio’s ability to obtain or dispose of portfolio securities.

Risks Associated with Reverse Repurchase Agreements. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Portfolio must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Cyber Security Risk. With the increased use of technology and dependence on computer systems to perform necessary business functions, the Portfolios and their service providers may be exposed to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, unauthorized access to the service providers’ digital systems through hacking, physically accessing systems or data storage facilities, or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber-attacks may also be carried out in a manner that does not require gaining unauthorized access to service providers’ digital systems, such as causing denial-of-service attacks on the service providers’ systems or web-sites that render them unavailable. In addition, authorized persons could inadvertently or intentionally release confidential or proprietary information stored on the service providers’ systems.

Cyber-attacks have the potential to interfere with the processing of Participation Certificate holder transactions, impact a portfolio’s ability to calculate its NAV, cause the release of private Participation Certificate holder information or confidential portfolio information, impede trading, cause reputational damage, and subject a Portfolio or its service providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, litigation costs, and/or additional compliance costs. A Portfolio and its service providers may also incur substantial costs for cyber security risk management in order to prevent future cyber security incidents. A Portfolio and its Participation Certificate holders could be negatively impacted as a result of the costs. Similar types of cyber security risks exist for issuers of securities or other instruments in which a fund invests.  Cyber-attacks could result in material adverse consequences for such issuers, and may cause a Portfolio’s investments therein to lose value.

DESCRIPTION OF THE ULTRASHORT DURATION BOND PORTFOLIO AND ITS INVESTMENTS AND RISKS

Investment Objective

The Portfolio’s investment objective is total return consistent with current income and capital preservation. This investment objective may not be changed by the Fund’s Board without approval of the Portfolio’s Participation Certificate holders. While there is no assurance that the Portfolio will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this SAI.

Investment Strategies

The Portfolio invests in a diversified portfolio of domestic fixed-income securities. The Portfolio’s Advisor actively manages the Portfolio seeking to limit fluctuation in the price of Participation Certificates due to changes in market interest rates while selecting investments that should offer enhanced returns based upon the Advisor’s credit analysis. The Advisor attempts to limit fluctuation in the price of Participation Certificates by limiting the Portfolio’s duration range from three months to 18 months with a target duration of 12 months. The Advisor then seeks higher returns through security selection than are possible in a portfolio limited exclusively to very high credit-quality securities.

The Portfolio is not a money market fund and is not subject to the special regulatory requirements (including maturity and credit-quality constraints) designed to enable money market funds to maintain a stable share price. A description of the various types of securities in which the Portfolio principally invests, other investment techniques used by the Portfolio, and their risks, is set forth in the Prospectus. Supplementary information concerning these matters immediately follows this strategy section.

The Advisor attempts to select securities offering attractive risk-adjusted yields over comparable Treasury securities. Corporate and asset-backed securities offer higher yields compared to Treasury securities to compensate for their additional risks, such as credit risk. Mortgage-backed securities have higher yields due to their risk that the principal will be repaid faster than expected if the underlying mortgages are prepaid. Non-governmental, mortgage-backed securities also involve credit risk. In selecting securities, the Advisor seeks the higher relative returns of corporate and asset-backed (including mortgage-backed) securities, while attempting to limit or manage their additional credit or prepayment risks.

The Advisor’s investment process first allocates the Portfolio’s investments among fixed-income sectors. The Advisor makes a greater allocation of the investments to those sectors that the Advisor expects to offer the best balance between current income and risk and thus offer the greatest potential for return. The allocation process is based on the Advisor’s continuing analysis of a variety of economic and market indicators in order to arrive at what the Advisor believes the yield “spread” should be for each security type. (The spread is the difference between the yield of a security versus the yield of a comparable U.S. Treasury security). Securities are selected by weighing projected spreads against the spreads at which the securities can currently be purchased. The Advisor also analyzes the prepayment risks and credit risks of individual securities in order to complete the analysis.

The Advisor attempts to manage the Portfolio’s prepayment and extension risk by selecting mortgage-backed securities with characteristics that make prepayment fluctuations less likely. Characteristics that the Advisor may consider in selecting securities include the average interest rates of the underlying loans and the federal agencies (if any) that support the loans. The Advisor attempts to assess the relative returns and risks for mortgage-backed securities by analyzing how the timing, amount and division of cash flows might change in response to changing economic and market conditions.

The Advisor attempts to manage the Portfolio’s credit risk by selecting securities that make default in the payment of principal and interest less likely. The Advisor analyzes a variety of factors, including macroeconomic analysis and corporate earnings analysis to determine which business sectors and credit ratings are most advantageous for investment by the Portfolio. In selecting individual corporate fixed-income securities, the Advisor analyzes the issuer’s business, competitive position and general financial condition to assess whether the security’s credit risk is commensurate with its potential return. There is no assurance that the Advisor’s efforts to enhance returns will be successful.

Within the Portfolio’s duration range of three months to 18 months, the Advisor may further manage interest rate risk by lengthening or shortening duration from time to time based on its interest rate outlook. If the Advisor expects interest rates to decline, it will generally lengthen the Portfolio’s duration, and if the Advisor expects interest rates to increase, it will generally shorten the Portfolio’s duration. Because the Portfolio will typically invest in fixed-income securities with remaining maturities greater than one year, the Portfolio may use repurchase contracts and certain collateralized mortgage obligations in an effort to maintain the Portfolio’s target duration. The Advisor formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

•                        current and expected U.S. growth;

•                        current and expected interest rates and inflation;

•                        the U.S. Federal Reserve Board’s monetary policy; and

•                        changes in the supply of or demand for U.S. government securities.

There is no assurance that the Advisor’s efforts to forecast market interest rates and assess the impact of market interest rates on particular securities will be successful.

The Portfolio seeks to maintain sufficient liquidity to accommodate reasonable daily withdrawal requests on a next day basis.

Because the Portfolio refers to fixed-income securities (“Bond”) in its name, it will notify its Participation Certificate holders in writing at least 60 days in advance of any change in its investment policies that would enable the Portfolio to invest, under normal circumstances, less than 80% of its assets in fixed-income investments.

During periods of unusual market conditions or during temporary defensive periods, each Portfolio may depart from its principal investment strategies.  Each Portfolio may hold uninvested cash reserves, pending investment, during such periods.  Uninvested cash reserves will not earn income.

SECURITIES IN WHICH THE ULTRASHORT DURATION BOND PORTFOLIO INVESTS

The principal securities or other investments in which the Portfolio invests are described in the Prospectus. The Portfolio also may invest in securities or other investments, including any such securities or other investments in which the Ultrashort Duration Government Portfolio may invest, as non-principal investments for any purpose that is consistent with its investment objective. The following information is either additional information in respect of a principal security or other investment referenced in the Prospectus, or information in respect of a non-principal security or other investment (in which case there may be no related disclosure in the Prospectus).

Securities Descriptions and Techniques

The Portfolio may invest in the following corporate debt securities, in addition to those described in the Prospectus:

Commercial Paper (A Type of Corporate Debt Security). Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

Demand Instruments (A Type of Corporate Debt Security). Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Portfolio treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

Municipal Securities (A Fixed-Income Security). Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Portfolio may invest in taxable municipal securities.

Zero-Coupon Securities (A Fixed-Income Security). Zero-coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero-coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero-coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero-coupon security. A zero-coupon step-up security converts to a coupon security before final maturity. There are many forms of zero-coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond’s coupon payments from the right to receive the bond’s principal due at maturity, a process known as coupon stripping. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Insurance Contracts (A Fixed-Income Security). Insurance contracts include guaranteed investment contracts and funding agreements. The Portfolio treats these contracts as fixed-income securities.

Convertible Securities (A Fixed-Income Security). Convertible securities are fixed-income securities that the Portfolio has the option to exchange for equity securities at a specified conversion price. The option allows the Portfolio to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Portfolio may hold fixed-income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Portfolio could realize an additional $2 per share by converting its fixed-income securities.

Convertible securities have lower yields than comparable fixed-income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible, fixed-income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Portfolio to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

The Portfolio treats convertible securities as fixed-income securities for purposes of its investment policies and limitations, because of their unique characteristics.

Securities issued by not-for-profit issuers. The Portfolio may invest in debt securities issued by not-for-profit issuers located in the United States. Examples of such issuers include major universities, foundations and hospitals and hospital systems. These securities may have less liquidity than comparable securities of for-profit issuers, due to infrequent issuance and limited float.

Investing in Securities of Other Investment Companies. The Portfolio may invest its assets in securities of other investment companies as an efficient means of managing its uninvested cash. Such investments will be limited to money market fund sweep accounts. The Portfolio will not invest in the Fund’s Government Portfolio or its Money Market Portfolio.

Restricted Securities.  The Portfolio may purchase securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”) and, therefore, are not publicly traded securities.  Restricted securities include securities that can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”). An investment in such securities could have the effect of increasing the level of illiquidity in the Portfolio to the extent that qualified institutional buyers become uninterested for a time in purchasing Rule 144A Securities.  A Portfolio’s investments in illiquid securities are subject to the risk that should the Portfolio desire to sell any of these securities when a ready buyer is not available at a price that is deemed to be representative of their value, the value of the Portfolio’s net assets could be adversely affected.

Investment Risks

There are many risk factors which may affect an investment in the Portfolio. The Portfolio’s principal risks are described in its Prospectus. In addition, to the extent the Portfolio invests in securities in which the Ultrashort Duration Government Portfolio is permitted to invest, it is subject to the risks associated with such investments as described above. The following information is either additional information in respect of a principal risk factor referenced in the Prospectus or information in respect of an additional risk factor applicable to the Portfolio (in which case there may be no related disclosure in the Prospectus).

Risk of Investing in Loans. In addition to the risks generally associated with fixed income instruments, such as credit, market, interest rate and liquidity risks, bank loans are also subject to the risk that the value of the collateral securing a loan may decline, be insufficient to meet the obligations of the borrower or be difficult to liquidate. The Portfolio’s access to the collateral may be limited by bankruptcy, other insolvency laws or by the type of loan the Portfolio has purchased. For example, if the Portfolio purchases a participation instead of an assignment, it would not have direct access to collateral of the borrower. As a result, a floating rate loan may not be fully collateralized and can decline significantly in value. Loans generally are subject to legal or contractual restrictions on resale.

Agent Insolvency Risk. In a syndicated loan, the agent bank is the bank in the syndicate that undertakes the bulk of the administrative duties involved in the day-to-day administration of the loan. In the event of the insolvency of an agent bank, a loan could be subject to settlement risk as well as the risk of interruptions in the administrative duties performed in the day-to-day administration of the loan (such as processing LIBOR calculations, processing, draws, etc.).

Loan Prepayment Risk. During periods of declining interest rates or for other purposes, borrowers may exercise their option to prepay principal earlier than scheduled which may force the Portfolio to reinvest in lower-yielding debt instruments.

Loan Liquidity Risk. Loans generally are subject to legal or contractual restrictions on resale. The liquidity of loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. For example, if the credit quality of a loan unexpectedly declines significantly, secondary market trading in that loan can also decline for a period of time. During periods of infrequent trading, valuing a loan can be more difficult and buying and selling a loan at an acceptable price can be more difficult and delayed. Difficulty in selling a loan can result in a loss. Loans may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of loans may require weeks to complete. Additionally, collateral on loan instruments may consist of assets that may not be readily liquidated, and there is no assurance that the liquidation of such assets will satisfy a borrower’s obligations under the loan. The Portfolio’s investments in loan instruments may be considerably less liquid than debt instruments traded on national exchanges. Market quotations for such assets may be volatile and/or subject to large spreads between bid and ask prices.

Credit Enhancement Risk. The securities in which the Portfolio invests may be subject to credit enhancement (i.e. guarantees, letters of credit or bond insurance). Credit enhancement is designed to help assure timely payment of the security; it does not protect the Portfolio against losses caused by declines in a security’s value due to changes in market conditions. Securities subject to credit enhancement generally would be assigned a lower credit rating if the rating were based primarily on the credit quality of the issuer without regard to the credit enhancement. If the credit quality of the credit enhancement provider (for example, a bank or bond insurer) is downgraded, the rating on a security credit enhanced by such credit enhancement provider also may be downgraded.

A single enhancement provider may provide credit enhancement to more than one of the Portfolio’s investments. Having multiple securities credit enhanced by the same enhancement provider will increase the adverse effects on the Portfolio that are likely to result from a downgrading of, or a default by, such an enhancement provider. Adverse developments in the banking or bond insurance industries also may negatively affect the Portfolio, as the Portfolio may invest in securities credit enhanced by banks or by bond insurers without limit. Bond insurers that provide credit enhancement for large segments of the fixed-income markets, including the municipal bond market, may be more susceptible to being downgraded or defaulting during recessions or similar periods of economic stress.

Risks Associated with Convertible Securities. Convertible securities are generally subordinated so that in the event of a default, holders of senior securities would be paid before holders of such securities.

In addition, convertible securities are often callable, and the issuer may exercise this right if the stock price rises, thereby limiting the potential gains of the holder.

INVESTMENT AND BORROWING LIMITATIONS

Fundamental Limitations

Below is a complete list of the Portfolios’ investment limitations that may not be changed without the affirmative vote of the holders of a “majority” of the outstanding Participation Certificates of the respective Portfolio (as defined herein under “Miscellaneous”).

The Portfolios may not:

1.       Borrow money, except from commercial banks for temporary purposes, and then in amounts not in excess of 5% of the total assets of the respective Portfolio at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in connection with any such borrowing and in amounts not in excess of the lesser of the dollar amount borrowed or 5% of the total assets of the respective Portfolio at the time of such borrowing. This borrowing provision applies, among other circumstances, to reverse repurchase agreements and dollar rolls whose proceeds are utilized to provide liquidity to meet redemption requests. At no time shall the level of funds borrowed to meet redemption requests exceed 5% of the total assets of the respective Portfolio; the interest expenses associated with such credit arrangements will be charged to the income of the respective Portfolio; and any new cash flows must be applied to retiring such Portfolio borrowings.

2.                    Make loans, except that each Portfolio may purchase or hold debt instruments, and may enter into repurchase agreements, in accordance with its investment objective and policies.

3.                    Purchase or sell commodities or commodity contracts, including futures contracts.

4.                    Purchase or sell real estate, except that the Portfolios may purchase securities of issuers which deal in real estate and securities which are secured by interests in real estate, to the extent such purchases are otherwise permissible.

5.                    Act as an underwriter of securities.

6.       Issue senior securities except to the extent that investment policies related to reverse repurchase agreements discussed herein may be deemed to involve the issuance of senior securities within the meaning of the Investment Company Act of 1940, as amended (the “Investment Company Act”).

7.                    Purchase securities issued by BCS Financial Corporation.

The Ultrashort Duration Government Portfolio may not:

1.                    Purchase any securities other than (a) obligations issued or guaranteed by the United States Government, Federal Agencies or U.S. Government sponsored corporations, or (b) repurchase agreements with major banks and dealer firms, fully secured by delivered U.S. Government, Federal Agency or U.S. Government sponsored corporation securities. This investment policy would prevent the Ultrashort Duration Government Portfolio from purchasing any securities, which would cause 25% or more of the total assets of the Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry or group of industries. There is no limitation for the Portfolio with respect to investments in U.S. Government obligations or for the obligations of domestic branches of U.S. banks (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks).

The Ultrashort Duration Bond Portfolio may not:

1.       Purchase any securities, which would cause 25% or more of the total assets of the Portfolio at the time of such purchase to be invested in the securities of issuers conducting their principal business activities in the same general industry or group of industries. There is no limitation for the Portfolio with respect to investments in U.S. Government obligations or for the obligations of domestic branches of U.S. banks. (The Fund interprets “domestic branches of U.S. banks” for purposes of this investment limitation to include U.S. branches of foreign banks, if such branches are subject to the same regulation as U.S. banks.)

2.       Purchase any securities of an issuer primarily engaged in the production or distribution of tobacco products.

Other Limitations

The following limitations may be changed by the Board without Participation Certificate holder approval. Participation Certificate holders will be notified before any material change in these limitations becomes effective.

The Portfolios may not:

1.       Acquire securities of other investment companies, except that the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio may purchase securities representing interests in money market fund sweep accounts. The Portfolios may not purchase securities representing interests in the Fund’s Government Portfolio or its Money Market Portfolio.

2.                    Purchase securities on margin, make short sales of securities or maintain a short position.

The Ultrashort Duration Government Portfolio may not invest more than 50% of its assets in residential mortgage-backed agency securities or more than 50% of its assets in Commercial mortgage-backed agency securities. Such limitations apply only at the time a transaction is undertaken. Any change in the Portfolio’s assets invested in certain securities resulting from market fluctuation will not require the Portfolio to dispose of an investment. In addition, the Ultrashort Duration Government Portfolio may not purchase any of the following:

1.                    Derivative instruments as defined by the NAIC Accounting Practices and Procedure Manual.

2.                    Bonds that receive interest only or principal only.

3.                    Bonds with coupons that reset periodically based on an index and which vary inversely with the changes in the index.

4.                    Leveraged or deleveraged notes that pay a multiple or fraction of an index or indices.

5.                    Notes that pay principal or interest linked to foreign currencies, non-U.S. dollar interest rates, equity or commodity indices or any other index that is not composed of U.S. dollar denominated fixed-income instruments.

6.                    Notes that pay principal or interest linked to more than one index.

The Ultrashort Duration Bond Portfolio may only purchase the securities specifically permitted above in this section of the Statement of Additional Information entitled “Investment and Borrowing Limitations” for the Portfolios, the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio and the following securities:

1.                    Private label commercial mortgage backed securities.

2.                    Debt securities of corporations (including convertible securities).

3.                    Asset backed securities.

4.                    Yankees (which are U.S. dollar-denominated securities issued by a foreign issuer).

5.                    Rule 144A securities (which are unregistered securities sold by persons other than the issuers thereof to qualified institutional buyers).

6.                    Securities issued by not-for-profit issuers.

7.                    Taxable municipal issues.

8.                    Guaranteed investment contracts.

9.       Obligations of domestic branches of U.S. and foreign commercial banks and bank holding companies, including commercial paper, bankers acceptances, certificates of deposit, notes and bonds, and in the case of time deposits, obligations of domestic and foreign branches of U.S. and foreign commercial banks. Time deposits in foreign commercial banks will be limited to Eurodollar and Canadian time deposits.

PORTFOLIO TRANSACTIONS

Purchases and sales of securities for each Portfolio usually are principal transactions. The Advisor normally purchases securities on behalf of the Portfolios directly from the issuer or from an underwriter or market maker of the securities. The Portfolios do not pay brokerage commissions for such purchases. Purchases from dealers serving as market makers may include the spread between the bid and asked prices. While the Advisor intends to seek the best price and execution for portfolio transactions on an overall basis, the Portfolios may not necessarily pay the lowest spread or commission available on each transaction.

The Advisor seeks to use dealers it believes to be actively and effectively trading the securities being purchased or sold.  The Advisor will not pay a higher spread or commission in recognition of research or other services provided by a dealer.

The Advisor makes investment decisions for each Portfolio independently from those for the other investment companies advised by the Advisor. It may happen, on occasion, that the same security is held in one or more of such other investment companies. Simultaneous transactions are likely when the same investment advisor advises several investment companies, particularly when a security is suitable for the investment objectives of more than one of such investment companies. When two or more investment companies advised by the Advisor are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated to the respective investment companies, both as to amount and price, in accordance with a method deemed equitable to each investment company. In some cases this system may adversely affect the price paid or received by a Portfolio or the size of the security position obtainable or sold for a Portfolio.

The Portfolios will not execute portfolio transactions through, acquire portfolio securities issued by, make savings deposits in, or enter into repurchase agreements or reverse repurchase agreements with, the Advisor, or any affiliates, officers or employees of the Advisor.

On December 31, 2016, the Ultrashort Duration Bond Portfolio owned securities of regular broker dealers or their parents as indicated below. The Ultrashort Duration Government Portfolio did not own any such securities as of December 31, 2016.

Broker Dealer	Value of Securities Owned(1)

Morgan Stanley & Co., Inc.	$1,745,000

HSBC Securities Inc.	$1,048,000

TD Securities LLC.	$975,000

RBC Capital Markets, LLC	$580,000

DISCLOSURE OF PORTFOLIO INFORMATION

The Board has adopted policies and procedures concerning the disclosure of the portfolio holdings of the Fund. The policies and procedures provide that the Fund and its Investment Advisor, Administrator, service agent, custodian, transfer agent and distributor will only release information about its portfolio holdings as follows:

•                  Information which has previously been made public may be freely released.

•                  Government and/or regulatory entities, such as the SEC or a court of law, have the right to review portfolio holdings.

•                  Portfolio holdings may be reviewed by third parties for legitimate business reasons, subject to additional requirements, including approval by the Fund’s Chief Compliance Officer (“CCO”) or the CCO’s designee and a confidentiality agreement (that includes an agreement not to use the information obtained for trading purposes).

•                  The Fund will publicly disclose each Portfolio’s holdings as required in accordance with SEC Forms N-CSR, N-Q or other applicable SEC forms. In addition, the Fund will disclose each Portfolio’s holdings on its website at www.pif.com at such intervals and to such extent as the Fund shall determine and as required by applicable SEC rules.

Except as set forth above, the policies and procedures do not apply differently to different categories of persons. In considering a request for disclosure of portfolio holdings information, the CCO or the CCO’s designee will consider whether the requesting third party has a legitimate purpose for reviewing the portfolio holdings and whether such disclosure poses any material risk. In connection with the review, the CCO or the CCO’s designee will consider any possible conflicts of interest that may arise in connection with such requested disclosure. The Fund’s CCO is required to notify the Board of new third parties approved to receive portfolio holdings information pursuant to the procedures at the next meeting of the Board.

(1) Values are approximate.

The Fund does not have any policies or procedures with respect to the receipt of compensation or other consideration by the Fund, an investment advisor, or any other party in connection with the disclosure of information about portfolio securities.

Ongoing Arrangements. The Fund has ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

•                        The Board and, if necessary, the Fund’s counsel

•                        The Fund’s custodian

•                        The Fund’s Administrator and its parent company

•                        The Fund’s independent registered public accounting firm

•                        The Fund’s distributor

•                        Foreside Fund Officer Services, LLC

•                        Foreside Management Services, LLC

•                        Standard & Poor’s (S&P)

•                        Bloomberg, LP

With respect to each such arrangement, the Fund has a legitimate business purpose for the release of portfolio holdings information. The release of the information is subject to approval of the executive officers of the Fund and confidential treatment to prohibit the entity from sharing the information provided with unauthorized persons. The Fund, the Advisor and their affiliates do not receive any compensation or other consideration in connection with such arrangements.

Information concerning the Schedule of Investments of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio is available at the Fund’s website, www.pif.com. A complete listing of the Portfolios’ holdings as of the end of each month is posted no earlier than 5 business days after the end of the following month and remains posted on the website for one month thereafter until replaced by the information for the succeeding month. The summary portfolio composition information may include: a percentage breakdown of the portfolio by sector, duration analysis, ratings analysis and maturity analysis.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Under the Investment Company Act, the Fund may suspend the right of redemption or postpone the date of payment of redemption proceeds (i) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which trading on said Exchange is restricted (trading shall be deemed restricted as determined by the SEC by rules and regulations), or (ii) for any period during which an emergency exists (an emergency shall be deemed to exist as determined by the SEC by rules and regulations) as a result of which disposal or valuation of portfolio securities is not reasonably practical, or for such other periods as the SEC, or any successor governmental authority, may by order permit for the protection of Participation Certificate holders of the Portfolios. (The Fund may also suspend or postpone the recording of the transfer of its Participation Certificates by the transfer agent upon the occurrence of any of the foregoing conditions.)

If the Board determines that conditions exist which make payment of redemption proceeds wholly in cash unwise or undesirable, the Fund may make payment wholly or partly in securities or other property; investors will incur expenses in disposing of redemption proceeds which are paid in this manner. The Fund has elected to commit itself to pay all redemption proceeds in cash up to the lesser of $250,000 or 1% of the respective Portfolio’s net asset value for any Participation Certificate holder within a 90 day period pursuant to a notification of election filed with the SEC under, and in accordance with the guidelines set forth in, Rule 18f-1 under the Investment Company Act. (See “Net Asset Value” below for an example of when such redemption or form of payment might be appropriate.) Redemptions in-kind are taxable for federal income tax purposes in the same manner as redemptions for cash.

Transfer Payments

A Participant investing in the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio may direct that payment upon redemption of Participation Certificates in the Portfolio be used to purchase Participation Certificates of the Ultrashort Duration Government Portfolio or the Ultrashort Duration Bond Portfolio for another Participant by a transfer of the redeemed Participation Certificates to the second Participant. Such a transfer is made by a redemption and simultaneous purchase in the name of the second Participant. A Participant may not request a transfer from its Ultrashort Duration Government Portfolio or its Ultrashort Duration Bond Portfolio account in a dollar amount greater than the dollar amount held in such investor’s account on the business day prior to the date of such request. Such transfers may be effected at any time prior to 4:00 P.M. (Eastern Time). There is no limit on the number of transfers that a Participant can place in any one day, nor on the total number of such transfers by all Participants per day.

NET ASSET VALUE

Determining Market Value of Securities

The net asset value (“NAV”) of a Participation Certificate is determined by BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon Investment Servicing”), as service agent for the Portfolios (“Service Agent”), as of the end of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Service Agent calculates the NAV of each Portfolio by valuing the assets allocated to the Portfolio, subtracting the liabilities allocated to the Portfolio and dividing the balance by the number of Participation Certificates of the Portfolio outstanding. The NAV is calculated to the nearest whole cent per Participation Certificate.

In calculating NAV, the Service Agent generally values investments as follows:

•                        Fixed-income securities and repurchase agreements acquired with remaining maturities of greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board. The methods used by pricing services to determine such price evaluations are described below. If a price evaluation is not readily available, such fixed-income securities are fair valued based upon price evaluations from one or more dealers.

•                        Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost as described below, unless the issuer’s creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment’s fair value, in which case it would be valued in the same manner as a longer-term security or repurchase agreement.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Advisor uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate NAV. The Advisor will not use a pricing service or dealer who is an affiliated person of the Advisor or the Service Agent to value investments.

Noninvestment assets and liabilities are valued in accordance with Generally Accepted Accounting Principles (“GAAP”). The NAV calculation includes expenses, dividend income, interest income and other income through the date of the calculation. Changes in holdings of investments and in the number of outstanding Participation Certificates are included in the calculation not later than the first business day following such change. Any assets or liabilities denominated in foreign currencies are converted into U.S. dollars using an exchange rate obtained from one or more currency dealers.

Amortized Cost Values

Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Service Agent then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If the amount payable at maturity exceeds the initial cost (a “discount”), then the daily accrual is increased; if the initial cost exceeds the amount payable at maturity (a “premium”), then the daily accrual is decreased. The Service Agent adds the amount of the increase to (in the case of a discount), or subtracts the amount of the decrease from (in the case of a premium), the investment’s cost each day. The Service Agent uses this adjusted cost to value the investment.

Fair Valuation and Significant Events Procedures

The Board has ultimate responsibility for determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable. Under the Fair Valuation Pricing Policy and Procedures (the “Procedures”) adopted by the Board, the Board has delegated to the Advisor, in conjunction with the Fair Valuation Committee, the responsibility of determining the fair value of securities held by the Portfolios for which market quotations are not readily available and/or for which current market values may be unreliable.

Fair value of a security means the amount reasonably expected to be received upon an orderly disposition over a reasonable period of time. The Advisor will consider all relevant factors in determining a security’s fair value, and may seek the advice of knowledgeable brokers and legal counsel in making such determination.

Each fair valuation determination made by the Advisor, along with the factors upon which the determination was based, will be documented and presented to the Board at the next scheduled Board of Trustees meeting. The Fair Valuation Committee will review the Advisor’s fair valuation determinations on a quarterly basis. The Fair Valuation Committee shall consist of the Fund’s President, or their appointed designee, and Treasurer, along with representatives from the Service Agent and the Advisor.

The fair value of any portfolio security held by a Portfolio will be determined in a manner that most fairly reflects the market value of the security on the valuation date, based on a consideration of all available information. When pricing data is not available or is otherwise deemed to be unreliable, or there are wide price fluctuations that cannot be verified, or inaccurate pricing data is received, the Service Agent will notify the Advisor. Thereafter, the Advisor will determine the fair value of the security in accordance with the Procedures. For securities of bankrupt issuers, the Advisor (or its designee) will immediately notify the Service Agent and determine the fair value of the security in accordance with the Procedures. The Advisor will provide weekly updates for bankrupt issuers that have halted trading to the Fair Valuation Committee on the pricing of the security. If an extraordinary market event occurs between the time the last “current” market quotation is available for a security in a Portfolio and the time the Portfolio’s net asset value is determined that calls into doubt whether the earlier market quotation represents fair value at the time the Portfolio’s net asset value is determined, the Advisor will decide whether to affirm the current quotation or to determine a fair value based on the new information.

Using fair value to price investments may result in a value that is different from an investment’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. The Fund generally will not change an investment’s fair value in the absence of new information relating to the investment or its issuer, such as changes in the issuer’s business or financial results, or relating to external market factors, such as trends in the market values of comparable securities. This may result in less frequent, and larger, changes in fair values as compared to prices based on market quotations or price evaluations from pricing services or dealers.

MANAGEMENT OF THE PORTFOLIOS

Trustees and Officers

The Trustees and Officers of the Fund, along with certain information concerning each of them, are as follows:

Independent Trustees

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/- Directorships Held by Trustee During Past Five Years
W. Dennis Cronin 120 Fifth Avenue, Suite 911 Pittsburgh, PA 15222 Age 50	Trustee	Indefinite, since 2016	2013 to Present — Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer and from 2012 to 2013 — Vice President, Financial Investigations, Highmark Health	Four	None
John F. Giblin 1 Cameron Hill Circle Chattanooga, TN 37402 Age 60	Trustee	Indefinite, since 2015	2012 to Present — Executive Vice President and Chief Financial Officer, BlueCross BlueShield of Tennessee, Inc.	Four	None
Robert J. Kolodgy 225 N. Michigan Ave. Chicago, IL 60601 Age 59	Chairman Trustee	Indefinite, since 2014 Indefinite, since 2011

2016 to Present — Executive Vice President and Chief Financial Officer and from 2012 to 2016 — Senior Vice President of Financial Services and Government Programs and Chief Financial Officer, Blue Cross Blue Shield Association

				Four	None
Alan Krigstein* 1901 Market Street Philadelphia, PA 19103 Age 65	Trustee	Indefinite, since 2011	2017 to Present — Executive Financial Consultant and from 2012 to 2017 — Executive Vice President, Chief Financial Officer and Treasurer, Independence Blue Cross	Four	None
Jeffery T. Leber 3545 Lakeland Drive Jackson MS 39232 Age 57	Trustee	Indefinite, since 2014	2012 to Present — Chief Financial Officer, Blue Cross & Blue Shield of Mississippi	Four	None

* The Board has accepted the resignation of Alan Krigstein as Trustee of the Fund effective May 1, 2017.

Independent Trustees cont.

Carl R. McDonald 300 East Randolph Street 14th Floor Chicago, IL 60601 Age 39	Trustee	Indefinite, since 2017(1)

April 2015 to Present — Divisional Senior Vice President - Treasury, Investments, & Corporate Development, Health Care Service Corporation (HCSC) (Blue Cross and Blue Shield of Illinois, Oklahoma, Texas and New Mexico)

2012 to 2015 — Director, Citi Investment Research

				Four	None
Michael J. Mizeur 2501 Faraway Drive Columbia, SC 29223 Age 47	Trustee	Indefinite, since 2016	2012 to Present — Executive Vice President, Chief Financial Officer and Treasurer, BlueCross BlueShield of South Carolina	Four	None
Michael A. Murray 50 Beale Street San Francisco, CA 94105 Age 60	Trustee	Indefinite, since 2016(1)	2013 to present — Senior Vice President and Chief Financial Officer, Blue Shield of California 2012 to 2013 — Consultant, Hitachi	Four	None
Vincent P. Price 100 SW Market Street Portland, OR 97201 Age 54	Trustee	Indefinite, since 2013	2012 to Present — Executive Vice President and Chief Financial Officer, Cambia Health Solutions, Inc.	Four	None
Cynthia M. Vice 450 Riverchase Parkway Birmingham, AL 35242 Age 57	Trustee	Indefinite, since 2010	2012 to Present — Senior Vice President, Chief Financial Officer and Treasurer, Blue Cross and Blue Shield of Alabama	Four	None

(1) Less than one year.

Executive Officers

Name, Address and Age	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years
Susan A. Pickar 2 Mid America Plaza, Suite 200 Oakbrook Terrace, IL 60181 Age 48	President and Chief Executive Officer	since 2014	2015 to Present — Chief Financial Officer and Treasurer, BCS Financial Corporation; 2012 to 2015 — Senior Vice President of Finance and Treasurer, BCS Financial Corporation
Alexander D. Hudson 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181 Age 33	Secretary and Anti-Money Laundering Officer	since 2015	2013 to Present — Director, Investment Services, BCS Financial Corporation; 2012 to 2013 — Investment Manager, Sawdust Investment Management Corporation
Donna M. Rogers Fund Chief Compliance Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 50	Chief Compliance Officer	since 2013	2015 to Present — Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC; 2012 to 2015 — Fund Chief Compliance Officer, Foreside Compliance Services, LLC (Foreside Financial Group)
Christopher W. Roleke Fund Principal Financial Officer Foreside 10 High Street, Suite 302 Boston, MA 02110 Age 45	Treasurer	since 2015	2012 to Present — Fund Principal Financial Officer, Foreside Management Services, LLC

(1)         Term of office is one year.

Leadership Structure and Board of Trustees

The business and affairs of the Fund are managed under the direction of the Board. The Board has structured itself in a manner that it believes allows it to perform its oversight function effectively. The Board has established two standing committees, an Audit Committee and a Nominating Committee, which are discussed in greater detail below under “Committees of the Board of Trustees.” The Board is entirely comprised of Trustees, each of whom is not an “interested person” (as defined in the Investment Company Act) of the Fund (an “Independent Trustee”).  As of the date of this SAI, there are 10 members serving on the Board, including the Chairman of the Board (each a “Trustee”). The Chairman presides at meetings of the Board and at meetings of Participation Certificate holders. The Chairman, Robert Kolodgy, is an Independent Trustee. The Board exercises risk oversight of the Fund through receiving and reviewing compliance reports from, and making inquiries of, the Administrator and the Fund’s investment advisors. These reports are prepared monthly and provided to the Board on a periodic basis. The Board also exercises risk oversight by receiving and reviewing reports at regular Board meetings, including an annual report from the CCO and by making inquiries of and having meetings with the CCO.

The following is a brief discussion of the experiences and qualifications that led to the conclusion, as of the date of this SAI, that each current Board member should serve as a Trustee. The information provided below, and in the table above, is not all-inclusive.

W. Dennis Cronin has held senior financial management positions, including currently serving as Senior Vice President of Treasury Services, Assistant Treasurer and Chief Risk Officer of Highmark Health. Mr. Cronin previously served as Vice President of Financial Investigations of Highmark Health from 2012 to 2013. This experience has led the Fund to conclude that Mr. Cronin is well qualified to serve as Trustee of the Fund.

John F. Giblin has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of BlueCross BlueShield of Tennessee. This experience has led the Fund to conclude that Mr. Giblin is well qualified to serve as Trustee of the Fund.

Robert J. Kolodgy has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Blue Cross Blue Shield Association. This experience has led the Fund to conclude that Mr. Kolodgy is well qualified to serve as Trustee of the Fund.

Alan Krigstein has held senior financial management positions, including serving as Executive Vice President, Chief Financial Officer and Treasurer of Independence Blue Cross. Mr. Krigstein currently holds the position of Executive Financial Consultant.  This experience has led the Fund to conclude that Mr. Krigstein is well qualified to serve as Trustee of the Fund. The Board has accepted the resignation of Alan Krigstein as Trustee of the Fund effective May 1, 2017.

Jeffery T. Leber has held senior financial management positions, including currently serving as Chief Financial Officer of Blue Cross & Blue Shield of Mississippi. This experience has led the Fund to conclude that Mr. Leber is well qualified to serve as Trustee of the Fund.

Carl R. McDonald has held senior financial management positions, including currently serving as Divisional Senior Vice President — Treasury, Investments and Corporate Development of Health Care Service Corporation. This experience has led the Fund to conclude that Mr. McDonald is well qualified to serve as Trustee of the Fund.

Michael J. Mizeur has held senior financial management positions, including currently serving as Executive Vice President, Chief Financial Officer and Treasurer of BlueCross BlueShield of South Carolina. This experience has led the Fund to conclude that Mr. Mizeur is well qualified to serve as Trustee of the Fund.

Michael A. Murray has held senior financial management positions, including currently serving as Senior Vice President and Chief Financial Officer of Blue Shield of California. This experience has led the Fund to conclude that Mr. Murray is well qualified to serve as Trustee of the Fund.

Vincent P. Price has held senior financial management positions, including currently serving as Executive Vice President and Chief Financial Officer of Cambia Health Solutions, Inc. This experience has led the Fund to conclude that Mr. Price is well qualified to serve as Trustee of the Fund.

Cynthia M. Vice has held senior financial management positions, including currently serving as Senior Vice President, Chief Financial Officer and Treasurer of Blue Cross and Blue Shield of Alabama. This experience has led the Fund to conclude that Ms. Vice is well qualified to serve as Trustee of the Fund.

The Fund has concluded that the interests of the Fund and its Participation Certificate holders are served by having Trustees who have long-term experience as Trustees of the Fund, as well as highly experienced Trustees with shorter Fund tenures, who may bring new perspectives to management of the Fund. The Fund also has concluded that its leadership structure, in which all or most of the Trustees are or have been affiliated with investors or potential investors in the Fund, aligns the interests of the Trustees with the interests of such investors with respect to risk oversight of the Fund and other matters. While the current Trustees all have investment experience and skills and financial management experience and skills, future Trustees may have additional or different experience and skills.

The discussion of the Trustees’ experience and qualifications is pursuant to SEC requirements, does not constitute holding out the Board or any Trustee as having any special expertise, and shall not impose any greater responsibility or liability on any such Trustee or the Board by reason thereof.

Committees of the Board of Trustees

The Board has a standing Audit Committee and a standing Nominating Committee.

Audit Committee

The purpose of the Audit Committee is to assist the Board in fulfilling its governance responsibilities by, among other things, taking the following actions:

1.                    Make recommendations to the Board concerning the appointment, retention and compensation of the independent auditors;

2.                    Inquire whether management has maintained the reliability and integrity of Fund policies and financial reporting and disclosure practices;

3.                    Inquire whether management has established and maintained processes to assure that an adequate system of internal control is functioning;

4.                    Inquire whether management has established and maintained processes to assure compliance by the Fund in all material respects with all applicable laws and regulations, policies and codes;

5.                    Review Fund risk management oversight by discussing with management major risk exposures and management’s plans to monitor and control such risk exposures;

6.                    Inquire about and evaluate the performance and qualifications of financial management and the independent auditors;

7.                    Address reports from attorneys and auditors of possible breaches of federal or state laws or fiduciary duties that relate to accounting, internal accounting controls or auditing matters;

8.                    Encourage and foster open communication among management, the independent auditors and the Board; and

9.                    Develop, establish and periodically review procedures for: (i) the receipt, retention and treatment of complaints received by the Fund regarding the Fund’s accounting, internal accounting controls or auditing matters (“Accounting Matters”) as well as information concerning the daily operations of the Fund (“Operational Matters”); and (ii) the confidential, anonymous submission by officers of the Fund or employees of its service providers of concerns regarding questionable practices or decisions with respect to any Accounting Matters or Operational Matters.

The Audit Committee is responsible for identifying and recommending for approval by the Board the independent auditors to audit the Fund’s financial statements, reviewing the auditor’s fees, reviewing and approving the scope of the audit and pre-approving certain audit and non-audit services to be provided to the Fund, and in certain cases, non-audit services provided to the Fund’s investment advisor and certain affiliated parties. The members of the Audit Committee are Alan Krigstein, Jeffery T. Leber, Michael J. Mizeur and Vincent P. Price. The Audit Committee met on three occasions during the Fund’s most recent fiscal year. No member of the Audit Committee is an interested person of the Fund.

Nominating Committee

The purpose of the Fund’s Nominating Committee is to gather information and make recommendations to the Board of nominees for election as Trustees of the Fund. The members of the Nominating Committee are John F. Giblin, Robert J. Kolodgy and Cynthia M. Vice. The Nominating Committee met on three occasions during the Fund’s most recent fiscal year.

The Nominating Committee will consider Participation Certificate holders’ recommendations of potential nominees for election as Trustees. Recommendations of potential nominees for election at a meeting of Participation Certificate holders should be submitted in writing to the Fund at its principal office.

Ownership of Securities

As of December 31, 2016, none of the Fund’s Trustees had “beneficial ownership” (as such term is defined by Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of equity securities in the Fund or any registered investment companies overseen by the Trustee within the same family of investment companies as the Fund.

As of March 31, 2017, the Trustees and Officers of the Fund, as a group, did not own more than 1% of the outstanding Participation Certificates of any Portfolio.

As of December 31, 2016, none of the Fund’s Trustees who are not interested persons of the Fund or their immediate family members were record owners or “beneficial owners” (as such term is defined by Rule 13d-3 or Rule 16a-1(a)(2) of the Securities Exchange Act of 1934) of securities of an investment advisor or principal underwriter of the Fund or a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Fund.

Compensation Information

Trustees who are not employed by Blue Cross and/or Blue Shield Plans, or any subsidiaries or affiliates thereof (“Blue Cross Entities”), are paid $500 for participation in each regular meeting and $150 for participation in each telephonic meeting. The Fund does not pay any compensation to other Trustees or to its Officers for acting in such capacities. For the fiscal year ended December 31, 2016, all Trustees were employed by Blue Cross Entities and, as a result, the Fund did not pay any compensation to, or accrue any retirement benefits for, any of its Trustees or Officers during the fiscal year. The Fund reimburses its Trustees for out-of-pocket expenses related to attending meetings. For the year ended December 31, 2016, a total of $23,454 was paid by the Fund for Trustee meeting expenses. No director, officer or employee of Merganser  (the investment advisor to the Fund’s Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio), BlackRock Advisors, LLC, BNY Mellon Investment Servicing, The Bank of New York Mellon (“BNY Mellon”) or Foreside Fund Services, LLC is eligible to serve as a Trustee or Officer of the Fund. The Trustees and Officers of the Fund in their individual capacities own none, and cannot own any, of the Fund’s Participation Certificates.

For the fiscal year ended December 31, 2016, the Fund did not pay any remuneration to, or accrue any retirement benefits for, any of its Trustees or Officers.

Code of Ethics

As required by SEC rules, the Fund, the Advisor and Foreside Management Group, on behalf of Foreside Fund Officer Services, LLC, Foreside Fund Services, LLC (the “Distributor”) and Foreside Management Services, LLC have each adopted codes of ethics. These codes govern securities trading activities of, among others, investment personnel, Fund Board and certain other employees with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Although these codes permit such persons to trade in securities, including those that the Portfolios could buy, they contain safeguards designed to protect the Fund and its Participation Certificate holders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

Proxy Voting Policies

As detailed below, the Fund uses the proxy voting policy of the Advisor to determine how to vote proxies relating to securities held by the Portfolios. The securities held by the Portfolios generally are non-voting securities.

The Board of Trustees of the Fund has delegated the voting of proxies for the Portfolios’ securities to the Advisor. Under the proxy voting policy of the Advisor, the Advisor will vote proxies related to the securities held by the Portfolios in the best interests of the respective Portfolio and its Participation Certificate holders. From time to time, a vote may present a conflict between the interests of the Participation Certificate holders, on the one hand, and those of the Advisor, or any affiliated person of the Fund or the Advisor, on the other. In such event, provided that the Advisor is aware of the real or potential conflict or material non-routine matter and if the Advisor does not reasonably believe it is able to follow its general voting policy (or if the particular proxy matter is not addressed in the policy) and vote impartially, the Advisor may retain an independent fiduciary to advise the Advisor on how to vote or to cast votes on behalf of the Portfolios. If the Advisor determines not to retain an independent fiduciary, or does not desire to follow the advice of such independent fiduciary, the Advisor shall determine how to vote the proxy after consulting with the Portfolio Managers and its Legal and Compliance Department and concluding that the vote cast is in the Portfolio’s best interest notwithstanding the conflict. A copy of the proxy voting policy of the Advisor is attached as Appendix B.

The Fund files Form N-PX, with the complete proxy voting records of the Fund for the 12 months ended June 30, no later than August 31st of each year. The latest filing of Form N-PX was made on August 19, 2016, for the 12 month-period ended June 30, 2016. The form is available without charge: (i) from the Fund, upon request by calling (800) 621-9215, (ii) on www.pif.com and (iii) on the SEC’s website at www.sec.gov.

Investment Advisor

Merganser, a registered investment advisor, is the investment advisor to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Formed in 1985, Merganser specializes in managing residential and commercial loans and securities, collateralized debt obligation liquidations and other financial securities.

Merganser is located at 99 High Street, 28th Floor, Boston, Massachusetts 02110.  As of December 31, 2016, Merganser had approximately $9.9 billion in assets under management.

Merganser is responsible for the day-to-day management of the Ultrashort Duration Government

Portfolio and the Ultrashort Duration Bond Portfolio. There is no one individual primarily responsible for portfolio management decisions for the Portfolio. Investments are made under the direction of a team of Merganser professionals led by Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan. Mr. Smock is Chief Executive Officer and Chief Investment Officer of Merganser and has been with the company since 2003. Ms. Wynn is Senior Vice-President and Portfolio Manager for Merganser and joined the company in 2000. Mr. Kaplan is Senior Vice-President and Portfolio Manager for Merganser and joined the company in 1986.

For the services provided and expenses assumed by it with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, Merganser is entitled to receive a fee from the Fund, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, as follows:

Annual Fee	Aggregate Annual Net Assets
0.20%	of the first $250 million
0.15%	of the next $250 million
0.10%	of amounts in excess of $500 million

Through May 1, 2018, Merganser has agreed to waive the fees otherwise payable to it by the Fund with respect to the Portfolios, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios, shall be as follows:

Annual Fee	Aggregate Annual Net Assets
0.135%	of the first $200 million
0.1125%	of the next $300 million
0.10%	of amounts in excess of $500 million

For the year ended December 31, 2016 Merganser waived $24,229 and $120,090 which Merganser was entitled to as the fees for its services as Advisor to the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively.

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing, as Service Agent for the Portfolios.

The portfolio managers also have responsibility for the day-to-day management of accounts other than the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, including separate accounts and unregistered funds. The advisory fees received by Merganser in connection with the management of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio and other accounts are not based on the performance of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio or the other accounts. Information regarding those other accounts is set forth below.

Number of Other Accounts Managed and Assets by Account Type

As of December 31, 2016

REGISTERED INVESTMENT
COMPANIES (OTHER THAN THE ULTRASHORT
DURATION GOVERNMENT
	PORTFOLIO AND THE	OTHER POOLED
PORTFOLIO MANAGER	ULTRASHORT DURATION BOND PORTFOLIO)	INVESTMENT VEHICLES	OTHER ACCOUNTS

Andrew M. Smock	Number: 0	Number: 3	Number: 28
	Assets: $—	Assets: $65 million	Assets: $2.1 billion

Peter S. Kaplan	Number: 1		Number: 16
	Assets: $329 million	Number: 0	Assets: $1.7 billion
Assets: $—

Jennifer K. Wynn	Number: 1	Number: 1	Number: 58
	Assets: $329 million	Assets: $166 million	Assets: $4.9 billion

As shown in the table above, certain portfolio managers may manage other accounts with investment strategies similar to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. Fees earned by Merganser may vary among these accounts. Such management of other accounts could create conflicts of interest if a portfolio manager identified a limited investment opportunity that may be appropriate for more than one account, but the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, the portfolio manager may execute transactions for another account that may adversely impact the value of securities held by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. However, Merganser believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; (ii) the securities in which the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio will invest are typically highly rated liquid securities; and (iii) the portfolio managers do not invest personally in any of these accounts. In addition, Merganser has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

The portfolio managers receive all of their compensation from Merganser.  Andrew M. Smock, Jennifer K. Wynn and Peter S. Kaplan each receive compensation in the form of salary as well as an annual discretionary bonus. Discretionary bonuses are determined by Merganser’s compensation committee after consideration of several factors including but not necessarily limited to:

(a) An individual’s performance with respect to their designated work responsibilities;

(b) Merganser’s overall performance; and

(c) Other factors the compensation committee determines to be appropriate.

As of April 30, 2017, none of the portfolio managers beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any Participation Certificates of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, and Merganser prohibits its personnel from purchasing Participation Certificates of the Portfolios. In addition, Participation Certificates may only be purchased by members and licensees of the Blue Cross and Blue Shield Association and certain related organizations.

The Advisor, subject to the Board of Trustee’s supervision, provides the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio with discretionary investment services. Specifically, the Advisor is responsible for managing the investments of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio in accordance with the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio’s investment objectives, policies, and restrictions as provided in the Prospectus and this Statement of Additional Information, as may be subsequently changed by the Board. The Advisor further agrees to conform to all applicable laws and regulations of the Securities and Exchange Commission in all material respects and to conduct its activities under the Investment Advisory Agreement in accordance with applicable regulations of any governmental authority pertaining to its investment advisory services. In the performance of its duties, the Advisor will satisfy its fiduciary duties to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, will monitor the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio’s investments, and will comply with the provisions of the Fund’s Articles of Incorporation and By-laws, and the stated investment objectives, policies and restrictions of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio. The Advisor is responsible for effecting all security transactions for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio’s assets. The Investment Advisory Agreements provide that the Advisor shall not be liable for any loss suffered by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (including, without limitation, by reason of the purchase, sale or retention of any security) in connection with the performance of the Advisor’s duties under the Investment Advisory Agreement, except for a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisor in performance of its duties under such Investment Advisory Agreement, or by reason of its reckless disregard of its obligations and duties under such Investment Advisory Agreement.

Service Agent

As service agent for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, BNY Mellon Investment Servicing maintains financial and other books and records, including appropriate journals and ledgers; verifies trade tickets; calculates dividends and yields, total return, expense ratios and portfolio turnover rate; prepares unaudited financial statements; prepares or assists in the preparation of regulatory filings; computes net asset value and the market value of assets of the Portfolios; prepares reports to the Board ; and performs other accounting, administrative and tax services. For services provided and expenses assumed by BNY Mellon Investment Servicing as Service Agent of the Portfolios, BNY Mellon Investment Servicing is entitled to receive a fee, computed daily and payable monthly, at the following annual rates based upon each Portfolio’s average annual net assets:

Annual Fee	Aggregate Annual Net Assets
0.030%	of the first $250 million
0.0275%	of the next $250 million
0.020%	of amounts in excess of $500 million

with a minimum annual fee of $62,500 for each Portfolio, exclusive of base 38a-1 compliance support services fee, independent security market quote costs, tax services fees and out-of-pocket and miscellaneous expenses.

Distributor

Foreside Fund Services, LLC (previously defined as the “Distributor”) is the distributor (also known as the principal underwriter) of the Participation Certificates of the Fund.  The Distributor is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  The Distributor is not affiliated with the Fund or any of its service providers, except that Foreside Fund Officer Services, LLC provides compliance services to the Fund as described herein under “Compliance Services” and Foreside Management Services, LLC provides the Fund’s principal financial officer as described under “Foreside Management Services, LLC.”  The Distributor, Foreside Fund Officer Services, LLC and Foreside Management Services, LLC are wholly-owned subsidiaries of Foreside Financial Group, LLC.

Under a Distribution Agreement with the Fund dated as of January 7, 2014 (the “Distribution Agreement”), during the continuous public offering of the Participation Certificates of the Fund, the Distributor shall use commercially reasonable efforts to assist with the distribution and sale of the Participation Certificates.  The Distributor continually distributes Participation Certificates of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund Participation Certificates.  The Distributor and its Officers have no role in determining the investment policies or which securities are to be purchased or sold by the Fund.

The Distributor does not receive compensation from the Fund for its distribution services.  Fees for the Distributor’s distribution services to the Fund are paid by the Administrator.

The Distribution Agreement has an initial term of up to two years and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the Investment Company Act) of any such party.  The Distribution Agreement is terminable without penalty by the Fund or the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the Investment Company Act).

In February of 2017, Lovell Minnick Partners, LLC, a private equity firm specializing in financial and related business services companies, announced the signing of a definitive agreement to acquire a majority stake in Foreside Financial Group, LLC, the parent company of the Distributor (the “Transaction”).  The Transaction is expected to close in the second quarter of 2017. The closing of the Transaction may be construed as a change of control of the Distributor and would thereby constitute an assignment of the Fund’s Distribution Agreement with the Distributor under the Investment Company Act, thus resulting in the automatic termination of the Fund’s Distribution Agreement. The Board, including the Independent Trustees, in light of its fiduciary and other duties to the Fund and its Participation Certificate holders and pursuant to the requirements of Section 15 of the Investment Company Act, is expected to review and consider for approval a new distribution agreement between the Fund and the Distributor, under substantially the same terms as the Fund’s current Distribution Agreement, that would take effect upon the closing of the Transaction.

Compliance Services

Under a Fund Chief Compliance Officer Agreement (the “Compliance Agreement”) with the Fund and Foreside Fund Officer Services, LLC (“FFOS”), FFOS provides compliance services (the “Compliance Services”) to the Fund by making available a senior compliance professional who serves as Chief Compliance Officer to the Fund (“CCO”). FFOS receives a fee from the Fund for the Compliance Services provided, which is paid monthly in arrears. The Compliance Agreement continues in effect until terminated. The Compliance Agreement is terminable with or without cause and without penalty by the Fund’s Board or by FFOS on 60 days written notice to the other party.

Under the Compliance Agreement, FFOS is not liable to the Fund or its shareholders for any act or omission, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement. Under the Compliance Agreement, FFOS and certain related parties (such as Foreside’s officers and persons who control Foreside) are indemnified by the Fund against any and all claims and expenses related to FFOS’s actions or omissions, except for any act or omission resulting from the FFOS’s willful misfeasance, bad faith, or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Compliance Agreement.

Foreside Management Services, LLC

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Services to the Fund. FMS is paid an annual fee plus out-of-pocket expenses for these services, which are paid by the Administrator.

Custodian and Transfer Agent

The Bank of New York Mellon (previously defined as “BNY Mellon”) acts as custodian of the Fund’s assets. BNY Mellon earns fees from the Fund for serving in this capacity. BNY Mellon has its principal offices at One Wall Street, New York, NY 10286. As custodian, BNY Mellon, among other things, collects income of and payments to the Fund; consents and other authorizations for the Fund; delivers, releases and exchanges securities held for the Fund when necessary; makes payments of cash to, or for the account of, each Portfolio for the purchase of securities for each Portfolio, for the redemption of Participation Certificates, and for the payment of interest, dividends, taxes and management fees; and furnishes the Fund with various confirmations, summaries and reports. BNY Mellon is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that BNY Mellon remain responsible for the performance of its duties under the Custodian Agreement and hold the Fund harmless for the acts and omissions of any bank or trust company serving as sub-custodian. For the services provided and expenses assumed by BNY Mellon as custodian, BNY Mellon is entitled to receive a fee, computed daily and payable monthly, at the annual rates below, subject to an annual minimum of $25,000 per Portfolio, excluding global fees, transaction charges and out-of-pocket expenses.

Annual Fee	Aggregate Annual Net Assets
0.009%	of the first $500 million
0.008%	of amounts in excess of $500 million

BNY Mellon Investment Servicing has been retained to act as transfer agent for the Fund. As transfer agent, BNY Mellon Investment Servicing, among other things, issues and redeems Participation Certificates, processes dividends, prepares various communications to Participation Certificate holders, answers correspondence from Participation Certificate holders, keeps records of the accounts of each Participation Certificate holder and prepares and submits various reports to the Fund. For the services provided and expenses assumed by BNY Mellon Investment Servicing as transfer agent, BNY Mellon Investment Servicing is entitled to receive a minimum monthly fee of $3,125 for each Portfolio, excluding account fees (if applicable), shareholder and out-of-pocket expenses and compliance and other miscellaneous fees and expenses.

Administrator

BCS Financial Services Corporation (previously defined as the “Administrator”), a wholly-owned subsidiary of BCS Financial Corporation, which has its principal office at 2 Mid America Plaza, Suite 200, Oakbrook Terrace, Illinois 60181, serves as the Fund’s Administrator. Subject to the supervision and control of the Fund’s Board, the Administrator assists in supervising all aspects of the Fund’s operations, other than investment advisory functions, services to be performed by the Fund’s custodian, services to be performed by the Fund’s service agent, and services to be performed by the Fund’s distributor. The Administrator is owned by the Licensees.  Ms. Pickar and Mr. Hudson, Officers of the Fund, are employed by BCS Financial Corporation.  As described below, the Fund compensates the Administrator for administrative services provided to the Fund.  The Trustees oversee the fees paid by the Fund to service providers, including the Administrator.

Without limiting the generality of the foregoing, the Administrator is required to provide the following services, among others, to the Fund: (i) oversight and coordination of the performance of each of the Fund’s service providers; (ii) furnishing the Fund with adequate office facilities, utilities, office equipment and related services; (iii) receiving and processing applications from present and prospective investors in the Fund; (iv) providing general ongoing business management and support services in connection with the Fund’s operations; (v) preparing for review by officers of the Fund and its service providers documents to be filed with the SEC and coordinating printing and distribution thereof; (vi) monitoring, and assisting in developing, compliance policies and procedures for the Fund; (vii) monitoring the Fund’s expenses; (viii) oversight of the preparation and filing of required tax returns of the Fund and the Portfolios; (ix) maintaining the website of the Fund; and (x) with respect to the Fund and each Portfolio thereof, providing oversight and related support services that are intended to insure the delivery of quality service to all Participation Certificate holders.

For its administrative services, the Administrator is entitled to receive a fee from the Fund calculated daily and paid monthly at an annual rate not to exceed 0.05% of the average daily net assets.

For the year ended December 31, 2016 the Administrator waived $24,925 which the Administrator was entitled to as the fees for its services as Administrator of the Ultrashort Duration Government Portfolio. In addition, the Administrator reimbursed expenses of $57,895 for the Ultrashort Duration Government Portfolio.

Fee Waivers and Expense Reimbursement

The Advisor has agreed to waive the fees otherwise payable to it by the Fund with respect to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, shall be as follows:

Annual Fee	Aggregate Annual Net Assets
0.135%	of the first $200 million
0.1125%	of the next $300 million
0.10%	of amounts in excess of $500 million

Determinations of the amount of the investment advisory fee, and the amount thereof to be charged to the respective Portfolio (which shall be based upon the average net assets held in such Portfolio), shall be made by BNY Mellon Investment Servicing, as Service Agent for the Portfolios.

The Administrator has agreed to waive the fees otherwise payable to it, and to reimburse the Fund for expenses attributable to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that after taking such waiver and reimbursement into account, the expense ratio of the Ultrashort Duration Bond Portfolio does not exceed 0.385% and the expense ratio of the Ultrashort Duration Government Portfolio does not exceed 0.40%.

The Advisor and the Administrator cannot terminate the foregoing fee waivers and expense reimbursement agreement prior to May 1, 2018 without the consent of the Board.

The Advisor and the Administrator will not recoup any previously waived fees or reimbursed expenses (past or present) in any subsequent years.

Expenses

The Fund’s ordinary operating expenses generally consist of fees for legal, accounting and other professional services, rating agency fees, fees of Merganser, BNY Mellon Investment Servicing, BNY Mellon, FFOS and the Administrator, costs of securities law registrations and related distributions to Participation Certificate holders, certain insurance premiums as well as the costs associated with maintaining corporate existence. Other costs include taxes, brokerage fees, interest and extraordinary expenses.  For the year ended December 31, 2016, expense ratios were 0.40% for the Ultrashort Duration Government Portfolio and 0.35% for the Ultrashort Duration Bond Portfolio. Without the waiver of a portion of the advisory and Administrator fees, the ratio of expenses to average daily net assets would have been 0.61% for the Ultrashort Duration Government Portfolio and 0.39% for the Ultrashort Duration Bond Portfolio.

ADDITIONAL INFORMATION CONCERNING FEDERAL INCOME TAXES

The following summarizes certain additional federal income tax considerations generally affecting the Portfolios and holders of Participation Certificates that are not described in the Prospectus relating to the Portfolios. No attempt is made to present a detailed explanation of the tax treatment of the Portfolios or holders of Participation Certificates or possible legislative changes. The discussion here and in the Prospectus is not intended as a substitute for careful tax planning. Investors are therefore advised to consult their own tax advisor regarding the effects of an investment in the Portfolios on their own tax situation, including the application of state, local and other tax laws to their particular situation.

The Portfolios met the requirements for being a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), in the last taxable year and intend to continue to meet these requirements in future taxable years. In order to so qualify for a taxable year, a Portfolio must distribute at least 90% of its investment company taxable income (determined without regard to the deduction for dividends paid) and 90% of its net tax-exempt income for the year, derive at least 90% of its gross income for the year from certain qualifying sources and comply with certain diversification requirements.  A 4% nondeductible excise tax is imposed on regulated investment companies that fail currently to distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Portfolio intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income to avoid liability for this excise tax.

If for any taxable year a Portfolio does not qualify for tax treatment as a regulated investment company, all of that Portfolio’s taxable income will be subject to tax at regular corporate rates without any deduction for distributions to holders of Participation Certificates of the Portfolio. In such event, dividend distributions to holders of Participation Certificates of the Portfolio would be taxable as ordinary income to the extent of that Portfolio’s earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders and qualified dividend income treatment in the case of non-corporate shareholders.

Each Portfolio will be required in certain cases to withhold and remit to the U.S. Treasury 28% of all distributions and gross proceeds paid to a Participation Certificate holder which has failed to provide a correct taxpayer identification number in the manner required, is subject to withholding by the Internal Revenue Service or has failed to certify to the Fund that it is not subject to backup withholding when required to do so or that it is an exempt from backup withholding.

Although each Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income tax, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, a Portfolio may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Portfolios and holders of Participation Certificates under such laws may differ from the treatment under federal income tax laws. Holders of Participation Certificates are advised to consult their tax advisors concerning the application of state and local taxes.

Any net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) will be distributed at least annually. A Portfolio will generally have no tax liability with respect to such gains that are distributed, and the distributions will be taxable to holders of Participation Certificates of a Portfolio as long-term capital gains, regardless of how long a holder has held a Portfolio’s Participation Certificates. Such distributions will be reported as a capital gain dividend in a written notice furnished by a Portfolio to holders of its Participation Certificates. Any net investment income and any net short-term capital gains earned by a Portfolio will be distributed to holders of its Participation Certificates. Each Portfolio will be taxed on any undistributed investment company taxable income of that Portfolio. To the extent the net investment income and net short-term capital gains of a Portfolio is distributed by the Portfolio (whether in cash or additional Participation Certificates), it will be taxable to holders of Participation Certificates of such Portfolio as ordinary income. Neither Portfolio anticipates that its distributions will be qualified dividend income or eligible for the dividends received deduction.

Gain or loss realized upon a sale, redemption or exchange of Participation Certificates will generally be treated as long-term capital gain or loss if the Participation Certificates have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss realized by a holder upon the sale, redemption or exchange of Participation Certificates held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the holder with respect to such Participation Certificates. All or a portion of any loss realized upon the redemption of Participation Certificates of a Portfolio will be disallowed if Participation Certificates of the Portfolio or substantially identical stock or securities are acquired (through reinvestment of dividends or otherwise) within 30 days before or after the disposition. In such a case, the basis of the newly acquired shares will be adjusted to reflect the disallowed loss. A holder’s ability to utilize capital losses may be limited by the Code.

A dividend or distribution received shortly after the purchase of Participation Certificates reduces the net asset value of the Participation Certificates by the amount of the dividend or distribution and, although in effect a return of capital, will be taxable to the holder of the Participation Certificates.  This is referred to as “buying a dividend.”

If a Portfolio invests in certain positions, such as zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Portfolio elects to include market discount in income currently), the Portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments.  However, a Portfolio must distribute, at least annually, all or substantially all of its net investment income, including such accrued income, to avoid U.S. federal income and excise taxes. Therefore, a Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.

A Portfolio may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If a Portfolio invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount unless the Portfolio elects to include the market discount in income as it accrues as discussed above.

A Portfolio’s investment in lower-rated or unrated debt securities may present issues for the Portfolio if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

A portion of a Portfolio’s income received from a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. Under a notice issued by the Internal Revenue Service, excess inclusion income of a regulated investment company, such as a Portfolio, is allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

The foregoing discussion is based on federal income tax laws and regulations which are in effect on the date of this Statement of Additional Information. Such laws and regulations may be changed by legislative or administrative action.

DIVIDENDS

Net income of each Portfolio for dividend purposes will consist of (i) interest accrued and dividends earned (including both original issue and market discount) less amortization of any premium, (ii) plus or minus all realized short-term gains and losses, if any, attributable to such Portfolio including such Portfolio’s pro rata share of the fees payable to, and the general expenses (for example, legal, accounting and Trustees’ fees) of, the Fund, prorated on the basis of relative net asset value of the Fund’s other Portfolios applicable to that period.

PERFORMANCE INFORMATION

Average Annual Total Return and Yield

The Fund may advertise performance of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio by using the SEC’s standard methods for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of the Portfolios depends upon such variables as: portfolio quality, average portfolio maturity, type and value of portfolio securities, changes in interest rates, changes or differences in the Fund’s or the Portfolios’ expenses, and various other factors.

Performance fluctuates on a daily basis largely because net earnings and/or the value of portfolio holdings fluctuate daily.

Total Return

Total return represents the change (expressed as a percentage) in the value of Participation Certificates over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Participation Certificates is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Participation Certificates owned at the end of the period by the NAV per Participation Certificate at the end of the period. The number of Participation Certificates owned at the end of the period is based on the number of Participation Certificates purchased at the beginning of the period with $10,000, adjusted over the period by any additional Participation Certificates, assuming the annual reinvestment of all dividends and distributions.

Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

Yield

The yield of Participation Certificates is calculated by dividing: (i) the net investment income per Participation Certificate earned by the Participation Certificates over a 30-day period; by (ii) the maximum offering price per Participation Certificate on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Participation Certificates because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to Participation Certificate holders.

ADDITIONAL DESCRIPTION CONCERNING VOTING OF PARTICIPATION CERTIFICATES

The Fund’s Amended and Restated Articles of Incorporation provide that on any matter submitted to a vote of Participation Certificate holders, all Participation Certificates, irrespective of class, shall be voted in the aggregate and not by class except that (i) as to a matter with respect to which a separate vote of any class is required by the Investment Company Act or the General Corporation Law of the State of Maryland, such requirements as to a separate vote by that class shall apply in lieu of the aggregate voting as described above, and (ii) as to a matter which does not affect the interest of a particular class, only Participation Certificate holders of the affected class shall be entitled to vote thereon.

Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted by the provisions of such Investment Company Act or applicable state law, or otherwise, to the holders of the outstanding voting securities of an investment company such as the Fund shall not be deemed to have been effectively acted upon unless approved by the holders of a “majority” of the outstanding Participation Certificates (as defined herein under “Miscellaneous”) of each class affected by such matter. Rule 18f-2 further provides that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are identical or that the matter does not affect any interest of such class. However, Rule 18f-2 exempts the selection of independent public accountants and the election of trustees from the separate voting requirements of Rule 18f-2.

The chart below sets forth those Participation Certificate holders each of which owned of record or beneficially 5% or more of the outstanding Participation Certificates of a Portfolio as of March 31, 2017.

	Percent of Participation Certificates Owned of Ultrashort Duration Government	Percent of Participation Certificates Owned of Ultrashort Duration Bond
Participation Certificate holder	Portfolio	Portfolio

Blue Cross Blue Shield of Tennessee
1 Cameron Hill Circle
Chattanooga, TN 37402
Organized under the laws of Tennessee	36.42%[B]	N/A

Health Care Service Corporation
300 East Randolph Street, 14th Floor
Chicago, Illinois 60601
Organized under the laws of Illinois	36.40%[B]	N/A

Cambia Health Solutions, Inc.
100 SW Market Street
Portland, Oregon 97201
Organized under the laws of Oregon	N/A	33.94%[B]

BCS Financial Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, Illinois 60181
Organized under the laws of Illinois	N/A	32.08%[B]

Blue Cross & Blue Shield of Mississippi
3545 Lakeland Drive East
Flowood, Mississippi 39232
Organized under the laws of Mississippi	22.80%[B]	5.54%[B]

Excellus Blue Cross Blue Shield
165 Court Street
Rochester, New York
Organized under the laws of New York	N/A	11.94%[B]

[B] Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

	Percent of Participation Certificates Owned of Ultrashort Duration Government	Percent of Participation Certificates Owned of Ultrashort Duration Bond
Participation Certificate holder	Portfolio	Portfolio

Blue Cross Blue Shield Association
225 North Michigan Avenue
Chicago, Illinois 60601
Organized under the laws of Illinois	N/A	6.92%[B]

Blue Cross and Blue Shield of Nebraska
1919 Aksarben Drive
Omaha, Nebraska 68180
Organized under the laws of Nebraska	N/A	7.08%[B]

Participation Certificate holders owning 25% or more of the outstanding Participation Certificates may be in control and be able to affect the outcome of certain matters presented for a vote of Participation Certificate holders.

[B] Participation Certificate holder is the “Beneficial” owner, meaning that the name listed refers to the actual pecuniary, or financial, interest in the security.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP with offices at 111 South Wacker Drive, Chicago, Illinois 60606 served as the independent registered public accounting firm of the Fund for the year ending December 31, 2016. Cohen & Company Ltd. (“Cohen”), with offices at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115  has been selected as the independent registered public accounting firm of the Fund for the year ending December 31, 2017. Cohen provides audit services, tax return preparation and assistance, and consultation in connection with certain SEC filings.

COUNSEL

Vedder Price P.C., 222 North LaSalle Street, Suite 260, Chicago, Illinois 60601, is counsel for the Fund and the Independent Trustees.

MISCELLANEOUS

As used in the Prospectus and in this SAI, the term “majority,” when referring to the approvals to be obtained from Participation Certificate holders, means the vote of the holders of more than 50% of the Fund’s outstanding Participation Certificates of each class affected by the matter with respect to which the vote is being taken.

The Fund has chosen a calendar fiscal year.

Purchase orders for Participation Certificates of each of the Portfolios are accepted by the Fund’s Transfer Agent, which is located in King of Prussia, Pennsylvania.

FINANCIAL STATEMENTS

The audited financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report dated December 31, 2016, are incorporated by reference into this Statement of Additional Information. The financial statements and notes thereto for the Portfolios contained in the Fund’s Annual Report for the years ended December 31, 2016, 2015, 2014, 2013 and the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, independent registered public accounting firm, whose report thereon also appears in such Annual Report and is also incorporated by reference herein.

APPENDIX A — DESCRIPTION OF BOND AND COMMERCIAL PAPER RATINGS

The Fund may invest in securities which at time of purchase have ratings not lower than the following:

Type of Security	Rating Agency	Rating	Summary of Rating
Bond	Moody’s Investors Service, Inc. (“Moody’s”)	Aaa	Obligations rated ‘Aaa’ are judged to be of highest quality, subject to the lowest level of credit risk.

Bond	Moody’s	Aa	Obligations rated ‘Aa’ are judged to be of high quality and are subject to very low credit risk.

Bond	Moody’s	A	Obligations rated ‘A’ are considered upper-medium grade and are subject to low credit risk.

Bond	Moody’s	Baa	Obligations rated ‘Baa’ are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Bond	Standard & Poor’s Ratings Services, a Standard and Poor’s Financial Services LLC business (“S&P”)	AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

Bond	S&P	AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

Bond	S&P	A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

Bond	S&P	BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Commercial Paper	Moody’s	P-1	Issuers (or supporting institutions) rated ‘Prime-1’ have a superior ability to repay short-term debt obligations.

Type of Security	Rating Agency	Rating	Summary of Rating
Commercial Paper	S&P	A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong.

APPENDIX B - MERGANSER CAPITAL MANAGEMENT, LLC PROXY VOTING POLICY

Proxy Voting

Policy

Adopted:	October 5, 2004

Amended:	January 3, 2011

November 16, 2006

Purpose:

The purpose of this policy is to ensure that proxies are voted in accordance with our clients’ best interests or instructions.

Background:

Rule 275.206(4)-6 of the Investment Advisers Act of 1940 governs proxy voting by investment advisers. It requires advisers to implement written policies and procedures governing how they will vote proxies. It also requires them to disclose to clients, when requested, how they voted certain proxies and to furnish clients with a copy of the advisers’ policies and procedures on proxy voting.

Given the nature of fixed income securities, Merganser is rarely required to vote on proxies. The typical exception occurs with respect to Money Market Mutual Funds that are used as sweep vehicles by custodian banks.

Policy:

1. Merganser will notify the client giving them the opportunity to vote or instruct us how to vote their proxy. When a client specifically instructs Merganser not to contact them about proxies, Merganser will vote the proxy in a manner which in its best judgment reflects the client’s best economic interest and fosters good corporate governance. In other routine matters, Merganser will vote in accordance with management recommendations.

2. If requested, Merganser will offer our clients advice on proxy questions.

3. Merganser will facilitate the proxy voting so as to minimize the administrative burden on our clients. Therefore, for all Money Market Mutual Fund proxies, Compliance will vote to approve all auditor, director and legal counsel requests. If Merganser wishes to deviate from this, they shall notify the client of such decision.

4. If our contract assigns responsibility for proxy voting to the client or the client otherwise indicates a desire to vote proxies, Merganser will forward all materials to them for voting.

PART C

OTHER INFORMATION

Item 28. Exhibits

Exhibit No.	Description of Exhibit

(a)(1)

Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1 of Post-Effective Amendment No. 13 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 18, 1996 (“PEA No. 13”))

(a)(2)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(a) of PEA No. 13)

(a)(3)	Articles of Amendment to Amended and Restated Articles of Incorporation of Registrant (incorporated by reference to Exhibit 1(b) of PEA No. 13)

(a)(4)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a) (4) of Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 17, 2006 (“PEA No. 24”))

(a)(5)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(5) of Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2009 (“PEA No. 27”))

(a)(6)

Articles Supplementary to the Charter of Registrant (incorporated by reference to Exhibit (a)(6) of Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2012 (“PEA No. 33”))

(b)

Bylaws of Registrant as Amended and Restated on June 12, 2015 (incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 54 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on March 1, 2017 (“PEA No. 54”))

(c)	Not applicable

(d)(1)

Investment Advisory and Service Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 32 to the Registrant’s Registration Statement on Form N-1A No. 002-99584 as filed with the SEC on December 2, 2011 (“PEA No. 32”))

(d)(2)	Investment Advisory Agreement and Service Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(2) of PEA No. 32)

(d)(3)

Fee Waiver Agreement for the Government Portfolio (incorporated by reference to Exhibit (d)(3) of Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on October 18, 2013 (“PEA No. 41”))

Exhibit No.	Description of Exhibit

(d)(4)	Fee Waiver Agreement for the Money Market Portfolio (incorporated by reference to Exhibit (d)(4) of PEA No. 41)

(d)(5)	Fee Waiver Agreement for the Government Portfolio and the Money Market Portfolio (incorporated by reference to Exhibit (d)(5) of PEA No. 41)

(d)(6)	Investment Advisory Agreement for the Ultrashort Duration Government Portfolio (incorporated by reference to Exhibit (d)(6) of PEA No. 41)

(d)(7)	Investment Advisory Agreement for the Ultrashort Duration Bond Portfolio (incorporated by reference to Exhibit (d)(7) of PEA No. 41)

(d)(8)	Fee Waiver Agreement for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (incorporated by reference to Exhibit (d)(8) of PEA No. 54)

(e)

Distribution Agreement (incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 42 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2014 (“PEA No. 42”))

(f)	Not applicable

(g)	Custody Agreement (incorporated by reference to Exhibit (g)(2) of PEA No. 33)

(h)(1)	Transfer Agency Agreement (incorporated by reference to Exhibit (h)(1) of PEA No. 54)

(h)(2)	Transfer Agency and Shareholder Services Agreement (incorporated by reference to Exhibit (g)(3) of PEA No. 33)

(h)(3)	Administration and Accounting Services Agreement (incorporated by reference to Exhibit (h)(3) of PEA No. 33)

(h)(4)	Administration Agreement (incorporated by reference to Exhibit (h)(1) of PEA No. 42)

(h)(5)

First Amendment to the Administration Agreement (incorporated by reference to Exhibit (h)(2) of Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 30, 2015 (“PEA No. 46”))

(i)	Opinion of Counsel (incorporated by reference to Exhibit (i) of PEA No. 46)

(j)(1)

Powers of Attorney for W. Dennis Cronin, Robert J. Kolodgy, Vincent P. Price, and Cynthia M. Vice dated April 7, 2016 (incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 50 to the Registrant’s Registration Statement on Form N-1A No. 002-99584, as filed with the SEC on April 29, 2016 (“PEA No. 50”))

(j)(2)	Powers of Attorney for Jeffery T. Leber dated March 19, 2015 (incorporated by reference to Exhibit (h)(3) of PEA No. 46)

Exhibit No.	Description of Exhibit

(j)(3)	Powers of Attorney for John F. Giblin and Michael J. Mizeur dated February 21, 2017 and Michael A. Murray dated February 20, 2017 (incorporated by reference to Exhibit (j)(3) of PEA No. 54)

(j)(4)	Powers of Attorney for Carl R. McDonald dated March 27, 2017 (filed herein)

(j)(5)	Consent of Deloitte & Touche LLP (filed herein)

(k)	Not applicable

(l)(1)	Subscription agreement (incorporated by reference to Exhibit 13 of PEA No. 13)

(l)(2)	Subscription agreement (incorporated by reference to Exhibit (l)(2) to PEA No. 33)

(m)	Not applicable

(n)	Not applicable

(o)	Reserved.

(p)(1)	Code of Ethics of Registrant (incorporated by reference to Exhibit (p) to PEA No. 33)

(p)(2)	Code of Ethics of Merganser Capital Management, LLC (incorporated by reference to Exhibit (p)(2) of PEA No. 54)

Item 29. Persons Controlled by or Under Common Control with Fund

None

Item 30. Indemnification

Under Article IX of the Registrant’s Articles of Incorporation, any Trustee, Officer, employee or agent of the Registrant is indemnified to the fullest extent permitted by the General Corporation Law of the State of Maryland from and against any and all of the expenses and liabilities reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Trustee, Officer, employee or agent of the Registrant. This provision does not authorize indemnification when it is determined that such Trustee, Officer, employee or agent would otherwise be liable to Registrant or its Participation Certificate holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties (collectively, “Disabling Conduct”).

The Registrant shall use reasonable and fair means to determine whether such indemnification shall be made. The determination that a person to be indemnified is not liable to the Registrant or its Participation Certificate holders by reason of Disabling Conduct, and therefore eligible for indemnification, shall be determined by (i) a final decision on the merits by a court or other body before whom such proceeding is brought or (ii) after their review of the facts, by vote of a majority of a quorum of Trustees who are neither “interested persons” (as defined in the Investment Company Act) nor parties to the proceeding (a “Disinterested Majority”) or by independent counsel in a written opinion to the Registrant. The Registrant’s indemnification policy permits the Registrant to advance attorneys’ fees or other expenses incurred by its Trustees, Officers, employees or agents in defending such a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is determined ultimately that he is entitled to indemnification. As a condition to such advance (i) the indemnities shall provide a security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of any lawful advances, or (iii) a Disinterested Majority, or an independent legal counsel in a written opinion to the Fund, shall determine, based on a review of readily available facts to the Fund, that there is reason to believe that the indemnities ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Advisor

BlackRock Advisors, LLC (“BALLC”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of BALLC is incorporated by reference to Schedules A and D of Form ADV filed by BALLC with the Securities and Exchange Commission pursuant to the Investment Advisors Act of 1940 (SEC File No. 801-13304).

Merganser Capital Management, LLC (“Merganser”) performs investment advisory services for Registrant and certain other investment companies and accounts. The information required by this Item 31 with respect to each director, officer and partner of Merganser is incorporated by reference to Schedules A and D of Form ADV filed by Merganser with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-57541).

Item 32. Principal Underwriters

Item 32(a)                                      Foreside Fund Services, LLC (the “Distributor”) serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.              ABS Long/Short Strategies Fund

2.              Absolute Shares Trust

3.              AdvisorShares Trust

4.              American Beacon Funds

5.              American Beacon Select Funds

6.              Archstone Alternative Solutions Fund

7.              Ark ETF Trust

8.              Avenue Mutual Funds Trust

9.              BP Capital TwinLine Energy Fund, Series of Professionally Managed Portfolios

10.       BP Capital TwinLine MLP Fund, Series of Professionally Managed Portfolios

11.       Braddock Multi-Strategy Income Fund, Series of Investment Managers Series Trust

12.       Bridgeway Funds, Inc.

13.       Center Coast MLP & Infrastructure Fund

14.       Center Coast MLP Focus Fund, Series of Investment Managers Series Trust

15.       Context Capital Funds

16.       CornerCap Group of Funds

17.       Davis Fundamental ETF Trust

18.       Direxion Shares ETF Trust

19.       Eaton Vance NextShares Trust

20.       Eaton Vance NextShares Trust II

21.       EIP Investment Trust

22.       Evanston Alternative Opportunities Fund

23.       Exchange Listed Funds Trust (f/k/a Exchange Traded Concepts Trust II)

24.       FEG Absolute Access Fund I LLC

25.       FlexShares Trust

26.       Forum Funds

27.       Forum Funds II

28.       FQF Trust

29.       Guinness Atkinson Funds

30.       Henderson Global Funds

31.       Horizon Spin-off and Corporate Restructuring Fund, Series of Investment Managers Series Trust (f/k/a Liberty Street Horizon Fund)

32.       Horizons ETF Trust

33.       Infinity Core Alternative Fund

34.       Ironwood Institutional Multi-Strategy Fund LLC

35.       Ironwood Multi-Strategy Fund LLC

36.       John Hancock Exchange-Traded Fund Trust

37.       Little Harbor Multistrategy Composite Fund

38.       Lyons Funds

39.       Manor Investment Funds

40.       Miller/Howard Funds Trust

41.       Miller/Howard High Income Equity Fund

42.       Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

43.       Montage Managers Trust

44.       Palmer Square Opportunistic Income Fund

45.       PENN Capital Funds Trust

46.       Performance Trust Mutual Funds, Series of Trust for Professional Managers

47.       Pine Grove Alternative Institutional Fund

48.       Plan Investment Fund, Inc.

49.       PMC Funds, Series of Trust for Professional Managers

50.       Quaker Investment Trust

51.       Ramius Archview Credit and Distressed Feeder Fund

52.       Ramius Archview Credit and Distressed Fund

53.       Recon Capital Series Trust

54.       Renaissance Capital Greenwich Funds

55.       RMB Investors Trust (f/k/a Burnham Investors Trust)

56.       Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

57.       Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

58.       Salient MF Trust

59.       SharesPost 100 Fund

60.       Sound Shore Fund, Inc.

61.       Steben Alternative Investment Funds

62.       Steben Select Multi-Strategy Fund

63.       Strategy Shares

64.       The 504 Fund (f/k/a The Pennant 504 Fund)

65.       The Community Development Fund

66.       Third Avenue Trust

67.       Third Avenue Variable Series Trust

68.       TIFF Investment Program

69.       Turner Funds

70.       U.S. Global Investors Funds

71.       West Loop Realty Fund, Series of Investment Managers Series Trust (f/k/a Chilton Realty Income & Growth Fund)

72.       Wintergreen Fund, Inc.

73.       WisdomTree Trust

Item 32(b)                                      The following are the Officers and Managers of the Distributor, the Registrant’s underwriter.  The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant

Richard J. Berthy	Three Canal Plaza, Suite 100, Portland, ME 04101	President, Treasurer and Manager	None

Mark A. Fairbanks	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President	None

Nanette K. Chern	Three Canal Plaza, Suite 100, Portland, ME 04101	Vice President and Chief Compliance Officer	None

Jennifer K. DiValerio	899 Cassatt Road, 400 Berwyn Park, Suite 110, Berwyn, PA 19312	Vice President	None

Jennifer E. Hoopes	Three Canal Plaza, Suite 100, Portland, ME 04101	Secretary	None

Item 32(c)                                       Not applicable.

Item 33. Location of Accounts and Records

	Location (To the extent known)	Types of Records
1.	BCS Financial Services Corporation 2 Mid America Plaza Suite 200 Oakbrook Terrace, IL 60181	Records relating to its functions as administrator. Minute Book, Bylaws and Amended and Restated Articles of Incorporation.

2.	BNY Mellon Investment Servicing (US) Inc. 760 Moore Road King of Prussia, PA 19406	Records relating to its functions as service agent and transfer agent.

3.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809	Records relating to its functions as investment advisor and service agent for the Government Portfolio and the Money Market Portfolio.

4.	Merganser Capital Management, LLC 99 High Street Boston, MA 02110	Records relating to its functions as investment advisor for the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio.

5.	The Bank of New York Mellon One Wall Street New York, NY 10286	Records relating to its function as custodian.

6.	Foreside Fund Officer Services, LLC 10 High Street, Suite 302 Boston, MA 02110	Records relating to provision of compliance services.

7.	Foreside Compliance Services, LLC Three Canal Plaza Portland, ME, 04101	Records relating to provision of compliance services.

8.	Foreside Fund Services, LLC Three Canal Plaza Portland, ME 04101	Records relating to its function as fund distributor.

9.	Foreside Management Services, LLC 10 High Street, Suite 302 Boston, MA 02110	Records relating to provision of treasurer services.

Item 34. Management Services

Disclosed in Part A

Item 35. Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Plan Investment Fund, Inc., certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 55 to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 55 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Oakbrook Terrace, State of Illinois, on the 28th day of April, 2017.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Susan A. Pickar, President and Chief Executive Officer

ATTEST:

/s/ Alexander D. Hudson
Alexander D. Hudson, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 55 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Susan A. Pickar	President and Chief Executive Officer (Principal Executive Officer)	April 28, 2017
Susan A. Pickar

/s/ Christopher W. Roleke	Treasurer (Principal Financial and Accounting Officer)	April 28, 2017
Christopher W. Roleke

*W. Dennis Cronin	Trustee	April 28, 2017
W. Dennis Cronin

*Robert J. Kolodgy	Trustee	April 28, 2017
Robert J. Kolodgy

*Jeffery T. Leber	Trustee	April 28, 2017
Jeffery T. Leber

*Vincent P. Price	Trustee	April 28, 2017
Vincent P. Price

*Cynthia M. Vice	Trustee	April 28, 2017
Cynthia M. Vice

*John F. Giblin	Trustee	April 28, 2017
John F. Giblin

*Carl R. McDonald	Trustee	April 28, 2017
Carl R. McDonald

*Michael J. Mizeur	Trustee	April 28, 2017
Michael J. Mizeur

*Michael A. Murray	Trustee	April 28, 2017
Michael A. Murray

*Executed on behalf of the indicated Trustees by Susan A. Pickar, duly appointed attorney-in-fact.

By:	/s/ Susan A. Pickar
Susan A. Pickar,
Attorney-in-fact

EXHIBITS

Exhibit No.	Description of Exhibit

(j)(4)	Powers of Attorney for Carl R. McDonald dated March 27, 2017

(j)(5)	Consent of Deloitte & Touche LLP